UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03692

Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	December 31, 2008

Date of reporting period:	December 31, 2008

Item 1 - Report to Shareholders

MORGAN STANLEY
VARIABLE INVESTMENT SERIES

Annual Report

DECEMBER 31, 2008

The Portfolios are intended to be the funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Investment Series

Table of Contents

Letter to the Shareholders	1

Expense Example	28

Portfolios of Investments:

Money Market	34

Limited Duration	37

Income Plus	46

High Yield	60

Global Infrastructure	70

Income Builder	78

Dividend Growth	85

Global Dividend Growth	89

European Equity	95

Capital Opportunities	99

S&P 500 Index	101

Global Advantage	114

Aggressive Equity	118

Strategist	120

Financial Statements:

Statements of Assets and Liabilities	138

Statements of Operations	141

Statements of Changes in Net Assets	144

Notes to Financial Statements	156

Financial Highlights	182

Report of Independent Registered Public Accounting Firm	194

U.S. Privacy Policy Notice	195

Trustee and Officer Information	197

Federal Tax Notice	203

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008

Dear Shareholder:

By all accounts, 2008 was one of the worst years in the history of the financial markets. The credit crisis that originated in the U.S. with the collapse of the subprime mortgage market quickly spread across the globe as it became apparent a growing number of financial entities were exposed through their portfolios. Market volatility rose as investors became increasingly concerned about the health of the financial sector. These concerns grew to a full panic by September when the U.S. government took Fannie Mae and Freddie Mac, the two bedrock government-sponsored entities that own or guarantee about half of the nation's outstanding mortgage debt, into receivership, and Lehman Brothers filed for bankruptcy. Risk aversion soared, banks became reluctant to lend and the credit markets seized. As a growing number of large financial institutions in the U.S. and abroad were nationalized, forced to merge, or failed entirely, investor confidence plummeted, sparking a dramatic sell off in the markets that accelerated at an alarming pace.

Evidence of slowing economic growth exacerbated the market's deterioration. Concerns about inflation due to rising food and energy costs in the first half of the year were replaced with fears of recession and deflation in the latter months as oil prices fell, the housing market continued to diminish, unemployment rose and consumer spending declined. Although governments and central banks around the world responded with unprecedented monetary and fiscal stimulus measures, their efforts brought little relief to slowing economies and the fear-driven markets. As year end approached, economic indicators continued to weaken and market volatility remained high as investor confidence was further undermined by news that most of the developed world, as well as several emerging economies, had fallen into recession.

Domestic Equity Overview

The credit crisis, the presumed (and eventually confirmed) recession, and the reshuffling of Wall Street led the U.S. equity market to one of its worst years since the Great Depression. The S&P 500® Index, a widely cited gauge of U.S. stock market performance, fell 37.00% in the year ended December 31, 2008. Volatility was widespread across all sectors, market capitalization and style segments, as investors fled equities for relatively safer U.S. Treasuries and cash.

All ten sectors within the S&P 500 Index had double-digit negative returns during the period. The weakest group was not surprisingly financials, given the sector's historic (in magnitude and speed) bankruptcies, rescues, and mergers during the period. The economically sensitive materials and information technology sectors were also among the bottom performing sectors. The top performers were the consumer staples, health care and utilities sectors, which are traditionally viewed as defensive sectors, or those less affected by slowing economic conditions.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Small-cap stocks (as measured by the Russell 2000® Index) performed slightly better than mid- and large-cap stocks, and value stocks beat growth stocks. However, in this case, outperformance only meant a lesser relative decline.

Fixed Income Overview

Although the bond market fared better than equities during the year, performance in most sectors was disappointing. The volatile and risk-averse environment led to a flight to quality as investors shunned riskier assets in favor of the relative safe haven of government bonds and cash. This fueled a prolonged rally in the U.S. Treasury market and a dramatic decline in yields. As a result, Treasury securities were the top-performers in the U.S. market, outpacing all sectors of the stock and bond markets. Within U.S. investment grade fixed income, corporate bonds turned in the weakest performance. This segment of the market was dragged down by the financial sector, which was at the epicenter of the credit crisis and experienced the greatest stress amid the reshaping of the financial industry. Not surprisingly given the environment, high-yield bonds underperformed investment-grade bonds, with all sectors posting negative returns for the year. Within high yield, real estate investment trusts (REITs) was the worst performing sector while the environmental sector turned in the best performance. Fixed income markets outside the U.S. experienced similar trends with developed government bond markets outpacing those of emerging markets.

International Equity Overview

For the most part, international equities began the year seemingly insulated from the U.S. subprime mortgage crisis. However, the credit crisis quickly spread around the world, sapping liquidity and dampening the global economy. Investor sentiment turned decidedly negative as it became apparent that a global recession would be deeper and possibly longer than initially thought. Risk aversion increased dramatically, prompting a downward spiral in equity prices in markets across the world.

Volatility plagued all markets, with both developed markets and emerging markets posting substantial declines in 2008. Developed markets outperformed emerging markets, but only in the sense that the developed world's relative declines were less severe. The U.S. and Japan were among the better relative performers, while emerging Eastern Europe was among the worst.

By the end of the period, most of the developed world had entered into recession, and outlooks remained gloomy. The U.S. and Europe grappled with a wave of negative economic data, while Japan continued to suffer from weak domestic demand and falling exports. The Asia Pacific region excluding Japan dealt with the impact of languishing growth both in the developed world and in China, which until then had served as the region's economic engine.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Aggressive Equity Portfolio

For the 12-month period ended December 31, 2008, Variable Investment Series — Aggressive Equity Portfolio Class X shares produced a total return of -48.86%, underperforming the Russell 3000® Growth Index ("the Index"), which returned -38.44%. For the same period, the Portfolio's Class Y shares returned -49.00%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Relative performance was hampered largely by stock selection in the consumer discretionary sector, despite the benefit of an overweight there. Within the sector, commercial services and consumer electronics holdings were the leading detractors. Stock selection in the technology sector was an area of weakness, chiefly in communications technology holdings. Finally, stock selection in the financial services sector had a negative impact on relative performance (although an overweight in the sector slightly helped), primarily due to diversified financial services holdings.

In contrast, other positions were favorable to relative performance. Although an overweight to the other energy sector hurt relative performance, stock selection there more than offset the negative influence. Within the sector, holdings in natural gas producers boosted relative performance. Stock

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(48.86)%	(1.74)%	—	(0.88)%
Class Y	(49.00)%	(1.98)%	—	(5.58)%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of May 4, 1999 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

selection and an overweight in the autos and transportation sector were also additive to relative performance, led by miscellaneous transportation (logistics) industry holdings. Finally, an avoidance of the producer durables sector also benefited relative results.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Capital Opportunities (formerly Equity) Portfolio

For the 12-month period ended December 31, 2008, Variable Investment Series — Capital Opportunities (formerly Equity) Portfolio Class X shares produced a total return of -47.62%, underperforming the Russell 3000® Growth Index ("the Index"), which returned -38.44%. For the same period, the Portfolio's Class Y shares returned -47.75%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Relative performance was hampered largely by stock selection in the consumer discretionary sector, despite the benefit of an overweight there. Within the sector, commercial services and consumer electronics holdings were the leading detractors.

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(47.62)%	(3.05)%	(1.70)%	8.91%
Class Y	(47.75)%	(3.28)%	—	(6.34)%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 9, 1984 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Stock selection in the technology sector was an area of weakness, chiefly in communications technology holdings. Finally, stock selection in the financial services sector had a negative impact on relative performance (although an overweight in the sector slightly helped), primarily due to diversified financial services holdings.

In contrast, other positions were favorable to relative performance. Although an overweight to the other energy sector hurt relative performance, stock selection there more than offset the negative influence. Within the sector, holdings in natural gas producers boosted relative performance. Stock selection and an overweight in the autos and transportation sector were also additive to relative performance, led by miscellaneous transportation (logistics) industry holdings. Finally, an avoidance of the producer durables sector also benefited relative results.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Dividend Growth Portfolio

For the 12-month period ended December 31, 2008, Variable Investment Series — Dividend Growth Portfolio Class X shares produced a total return of -36.35%, outperforming the S&P 500® Index ("the Index"), which returned -37.00%. For the same period, the Portfolio's Class Y shares returned -36.46%. Past performance is no guarantee of future results.

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(36.35)%	(3.33)%	(1.47)%	5.91%
Class Y	(36.46)%	(3.56)%	—	(1.41)%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Standard & Poor's 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 1, 1990 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The main contributors to relative performance were stocks in the financials, industrials, and technology sectors. In addition, overweight positions in the health care and technology sectors further added value to the Portfolio's relative performance.

The main detractors from relative performance were stocks in the health care and energy sector. The Portfolio was also negatively affected by an underweight in the telecommunication services sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

European Equity Portfolio

For the 12-month period ended December 31, 2008, Variable Investment Series — European Equity Portfolio Class X shares produced a total return of -42.70%, outperforming the MSCI Europe Index ("the Index"), which returned -46.42%. For the same period, the Portfolio's Class Y shares returned -42.84%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(42.70)%	1.11%	0.80%	8.23%
Class Y	(42.84)%	0.86%	—	(2.55)%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 1, 1991 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

On a sector basis, stock selection in the financials sector was beneficial to relative performance. Notable positions here included a relative overweight in insurance companies, which held up better than other segments within the sector, and underweights in banks and real estate companies, which helped the Portfolio sidestep the large declines of certain banks in particular. Additionally, relative performance was bolstered by underweight positions in the materials and technology sectors, which were among the weakest-performing sectors during the period. An overweight and stock selection in the consumer staples sector added to relative returns. Within the sector, the Portfolio held a Swiss foods producer that continued to generate stable cash flow and an overweight in tobacco companies, which have also demonstrated relatively consistent cash flow. Stock selection in health care was another positive contributor, with strong results from a holding in a Swiss pharmaceutical company that is a global leader in vaccines, oncology and cardiovascular drugs.

In contrast, positions that dampened relative performance included stock selection and overweights in both the industrials and consumer discretionary sectors. In the industrials sector, performance was hurt primarily by a logistics company (which we sold in the fourth quarter) and a truck manufacturer, both based in Germany. Furthermore, the Portfolio was hurt by not owning a German automaker whose stock rallied strongly following its acquisition. However, the company's fundamentals do not appear to support the stock's recent appreciation, in our view. Stock selection in the telecommunications sector was another area of relative weakness, largely due to a Norway-based telecom which declined on the news that the company sought to enter the highly competitive Indian mobile market.

From a country standpoint, relative performance was aided by strong stock selection in the U.K. and the Netherlands, as well as by stock selection and an overweight in Switzerland. A lack of exposure to Ireland, which was the worst performing market in Europe for the period, also helped relative results. However, detractors from relative performance included stock selection in Germany and Norway, along with both stock selection and an underweight allocation to France.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Global Advantage Portfolio

For the 12-month period ended December 31, 2008, Variable Investment Series — Global Advantage Portfolio Class X shares produced a total return of -43.83%, underperforming the MSCI World Index ("the Index"), which returned -40.71%. For the same period, the Portfolio's Class Y shares returned -43.96%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The management team seeks to invest on a bottom-up basis, building a portfolio of securities that we believe are likely to generate consistent long-term earnings growth. While the team does not engage in top-down portfolio construction, the Portfolio's country and sector weights will have an impact on performance relative to the index.

In 2008, the Portfolio's country and sector weights were substantial contributors to relative performance. An overweight allocation to Israel and underweights in Canada and Australia were particularly helpful, while the Portfolio was hurt by underweights in the U.S. and Japan, which were among the best performing markets in 2008. From a sector perspective, the Portfolio benefited from an overweight in health care (the best performing

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(43.83)%	(1.29)%	(2.43)%	(2.47)%
Class Y	(43.96)%	(1.55)%	—	(5.43)%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index

*  Inception dates of May 18, 1998 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

sector in the Index) and underweights in financials and materials (the worst performing sectors in the Index).

However, the positive influence of country and sector allocations was offset by poor stock selection. Particularly detrimental were stock selections in the U.S., Canada and the consumer staples sector. Stock selections in Japan, France, and the telecommunication services sector were slightly additive to relative returns.

Other factors which contributed to relative underperformance included the outperformance of developed markets relative to emerging markets. Although the team can invest up to 15% in emerging market securities to provide added diversification benefits, emerging market securities are not included in the Index. As such, the Portfolio was adversely affected by its exposure to weak performance from emerging markets positions while the Index was not. Additionally, relative performance was hampered by the outperformance of value stocks over growth stocks during the period. Because the team seeks to invest in companies that can generate long-term earnings growth, the Portfolio tends to have a growth bias to its investment style. This growth bias acted as a relative detractor from the Portfolio's performance in this reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Global Dividend Growth Portfolio

For the 12-month period ended December 31, 2008, Variable Investment Series — Global Dividend Growth Portfolio Class X shares produced a total return of -40.94%, underperforming the MSCI World Index ("the Index"), which returned -40.71%. For the same period, the Portfolio's Class Y shares returned -41.09%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

During the period, the Portfolio was well served by its defensive positioning, with overweights to health care and telecommunication services, and underweights to cyclical sectors such as materials, energy and industrials. As the global economic outlook became increasingly dire, negative sentiment fueled a strong sell-off in cyclical (economically sensitive) sectors. The Portfolio's underweights there buffered the impact of those sectors' substantial declines. At the same time, stock selection and relative overweights in both the health care sector (where the Portfolio holds predominantly pharmaceuticals stocks) and telecommunication services sector added relative value, as these sectors held up relatively better than the Index during the period.

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(40.94)%	(1.19)%	1.33%	5.02%
Class Y	(41.09)%	(1.42)%	—	0.02%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted market capitalization weighted index that is designed to measure the global equity market performance of developed markets. The term "free float" represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors. The MSCI World Index currently consists of 23 developed market country indices. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index

*  Inception dates of February 23, 1994 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

However, other positions were disappointments. Weaker than expected results from food producers and tobacco companies led to losses in the Portfolio's consumer staples segment. These companies suffered from the expectation that high raw materials and energy costs earlier in 2008 would crimp profit margins. The financials sector was another significant detractor for the period. The benefit of an underweight to the sector was overwhelmed by the considerably negative impact of stock selection. On valuations, many of the financial stocks looked compellingly cheap. But with the credit crisis accelerating and the operating environment deteriorating much faster than anyone anticipated, performance suffered as a number of the Portfolio's holdings were negatively impacted.

At the end of November, in concert with the management team change, the composition of the portfolio was adjusted to represent the investment philosophy of the new management team. At period-end, the Portfolio was defensively positioned, with significant overweights in the telecommunication services and consumer staples sectors. Conversely, the Portfolio was underweight in financials and in the more cyclical sectors, including information technology, materials, energy and industrials.

The Portfolio's investment process is value driven and based on individual stock selection. In assessing investment opportunities, the team seeks companies that offer sustainable dividend yield and financials strength. The team then considers value criteria with an emphasis on cash flow and the intrinsic value of company assets. Securities which appear undervalued according to these criteria are then subjected to in-depth fundamental analysis. The team conducts an investigation of the issuer's balance sheet, cash flow and income statement and assesses the company's business franchise. We believe this strategy is a powerful long-term approach and is also particularly appropriate in current markets, where solid cash flow generation, balance sheet strength and capital management discipline have become increasingly important as companies navigate a very difficult operating environment.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Global Infrastructure (formerly Utilities) Portfolio

For the 12-month period ended December 31, 2008, Variable Investment Series — Global Infrastructure Portfolio Class X shares produced a total return of -33.27%, outperforming the S&P Global BMI Index, which returned -42.42%, the S&P Global Infrastructure Index, which returned -38.98%, and the S&P 500® Index, which returned -37.00%, and underperforming the S&P 500® Utilities Index, which returned -28.98%. For the same period, the Portfolio's Class Y shares returned -33.45%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

All segments of the utilities sector, in which the Portfolio primarily invested through November 5, 2008, declined significantly during the period, with the independent power producers and energy traders segment and the gas utilities segment experiencing the greatest declines. Conversely, multi-utilities was the best-performing segment, followed by electric utilities. Overall, volatility levels in the utilities sector soared from approximately 15% early in the year to 70% in December. Nonetheless, in keeping with historical trends in highly volatile markets, utilities still outperformed the broad equity market (as measured by S&P 500® Utilities Index and S&P 500® Index, respectively).

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(33.27)%	5.97%	0.42%	6.76%
Class Y	(33.45)%	5.69%	—	(1.25)%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Report, there are approximately 11,000 index members representing 27 developed and 26 emerging market countries. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Portfolio's primary benchmark was changed in November 2008 from the S&P 500® Index to the S&P Global BMI Index to more accurately reflect the Portfolio's investible universe.

(3)  The Standard & Poor's 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(4)  The Standard & Poor's Global Infrastructure Index (S&P Global Infrastructure Index) is designed to track performance of the stocks of 75 of the largest publicly listed infrastructure companies around the world including both developed and emerging markets. The Index includes companies involved in utilities, energy and transportation infrastructure; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities. The Index was launched on November 16, 2001. Returns including periods prior to November 16, 2001 are calculated using the return data of the S&P Global BMI Index through November 16, 2001 and the return data of the S&P Global Infrastructure Index since November 16, 2001. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Portfolio's secondary benchmark was changed in November 2008 from the S&P 500® Utilities Index to the S&P® Global Infrastructure Index to more accurately reflect the Portfolio's investible universe.

(5)  The Standard & Poor's 500® Utilities Index (S&P 500® Utilities Index) is an unmanaged, market capitalization weighted index consisting of utilities companies in the S&P 500® Index and is designed to measure the performance of the utilities sector. It includes reinvested dividends. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 1, 1990 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

For the period from January 1, 2008 through November 5, 2008, the primary contributor to performance relative to the S&P 500® Utilities Index was a significant underweight to electric utilities. Electric utilities lost considerable value and therefore the Portfolio's comparatively lower exposure was beneficial. Security selection in the multi-utilities segment was also additive to performance.

Other positions, however, were disadvantageous. The largest detractor from relative performance was the Portfolio's allocation to the telecommunications sector, which is not represented in the S&P 500® Utilities Index. The telecommunications sector was dragged down by poor results at several wireless companies and generally negative investor sentiment. Our positions in gas utilities and energy transportation also hindered relative performance.

Effective November 6, 2008, the Portfolio's investment focus transitioned from utilities to global infrastructure securities. The infrastructure sector also declined precipitously during the year in tandem with the broad equity markets, but for the period from November 6 through year end the infrastructure sector lost just slightly more than 4.5%. Of the three major components of the S&P 500® Global Infrastructure Index, utilities was the top-performer, followed by transportation and energy. The primary contributors to the Portfolio's performance relative to the S&P Global Infrastructure Index included strong security selection in the transportation segment. A relative underweight in energy was also beneficial as falling commodity prices later in the year hindered the segment's performance.

Conversely, sector allocation in both the telecommunications and multi-utilities segments detracted from relative performance. The Portfolio had an allocation to gas utilities, a segment not represented in the Index. This allocation also dampened returns as gas utilities fell more than other utilities during the period.

The Portfolio is managed by the Quantitative and Structured Solutions (QSS) team. The QSS equity management process blends best-in-class, sell-side fundamental research with an established quantitative portfolio construction process. The investment team's systematic approach strives to add excess return while targeting volatility and tracking error to help control risk.

As of year end, the Portfolio's transition to global infrastructure was complete. Given the transitioning, we believe portfolio performance in the latter months of the year is not necessarily indicative of the new strategy's long-term potential. That said, we look forward to the opportunities the new, broader investment focus affords us.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

High Yield Portfolio

For the 12-month period ended December 31, 2008, Variable Investment Series — High Yield Portfolio Class X shares produced a total return of - 23.13%, outperforming the Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield -2% Issuer Cap Index ("the Index"), which returned -25.88%. For the same period, the Portfolio's Class Y shares returned -23.20%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The Portfolio was positioned more defensively throughout the year, with a focus on larger, more liquid companies and less exposure to the riskiest segment of the market, which was beneficial to performance given the risk-averse environment and underperformance of lower-rated securities. Additionally, an underweight to building product/home builders was advantageous given the sector's poor performance, as was an overweight to health care, one of the best performing sectors.

Other positions, however, detracted from relative performance. The Portfolio had an allocation to mortgage securities, which are not included in the Index. The fundamentals of the mortgage market deteriorated as delinquencies rose and home prices declined and therefore, the Portfolio's holdings in the sector detracted from relative performance.

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(23.13)%	(0.36)%	(6.40)%	2.55%
Class Y	(23.20)%	(0.58)%	—	(7.13)%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield - 2% Issuer Cap Index is the 2% Issuer Cap component of the Barclays Capital (formerly Lehman Brothers) U.S. Corporate High Yield Index which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch, and S&P is Ba1/BB+/BB+ or below. The Index excludes Emerging Markets debt. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 9, 1984 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

These positions were eliminated, however, early in the fourth quarter of the year. The Portfolio held an overweight allocation to the gaming sector relative to the Index, which also hindered performance as the sector turned in the second-worst returns in the high-yield market for the year.

As of the end of the period, the Portfolio's major sector overweights included health care, energy, and utilities. Key sector underweights included technology, buildings products/home builders, and manufacturing.

Despite the rally in the second half of December, spread, yield and price levels in the high yield market at year end were much worse than those seen in the last two recessions, and appeared to reflect expectations for a period of record defaults. As such, we believe there will be considerable opportunities in the high yield market once the perception emerges that the economy is headed in a positive direction. We are poised to move the portfolio more aggressively in 2009 to take advantage of these opportunities.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Income Builder Portfolio

For the 12-month period ended December 31, 2008, Variable Investment Series — Income Builder Portfolio Class X shares produced a total return of -26.29%, outperforming the Russell 1000® Value Index ("the Russell Index"), which returned -36.85%, and underperforming the Barclays Capital U.S. Government/Credit Index ("the Barclays Index"), which returned 5.70%. For the same period, the Portfolio's Class Y shares returned -26.44%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

All sectors in the Russell Index had negative absolute returns for the period. Although the same was true for the Portfolio, on a relative basis the Portfolio lost less value than the Index. Specifically, stock selection in the financial services sector was a positive contributor to relative performance. The Portfolio had better relative performance in diversified financial services, due to a holding that was more resilient than many of its peers because of its lower subprime mortgage exposure, and in property and casualty insurance. An overweight position in the consumer staples sector was another positive relative contributor, due to a food and staples retailer that benefited from prudent inventory management and scaling down its growth strategy. Stock selection in the materials sector

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Year	10 Years	Since Inception*
Class X	(26.29)%	0.62%	2.36%	3.99%
Class Y	(26.44)%	0.37%	—	1.81%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Barclays Capital (formerly Lehman Brothers) U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of January 21, 1997 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

helped the Portfolio sidestep some of the sector's volatility. The Portfolio avoided exposure to the heavily commodity-oriented companies that declined strongly when commodity prices began to fall and instead owned a gold mining company which held up better than its peers in the difficult environment.

In contrast, the Portfolio's underweight positions in the energy and utilities sectors were relative detractors. Although the sectors had negative returns for the period, they were among the better performing sectors in the Russell Index. Stock selection in the consumer discretionary sector was an area of weakness, as retail holdings were hurt by falling consumer spending and media holdings saw declining advertising revenues.

In the fixed income portfolio, the primary detractor from relative performance was an allocation to non-agency mortgage securities, which are not represented in the Barclays Index. Forced selling, coupled with rising mortgage delinquencies and falling home prices, pressured this segment of the market, causing valuations to decline. By year end, the Portfolio's exposure to non-agency mortgages was eliminated.

The Portfolio's yield curve positioning also detracted from relative performance. Our yield curve strategy involved the use of Treasury futures and zero-coupon swap contracts. In the fourth quarter of the year, the performance of the swap contracts waned, hindering the performance of the overall position.

The Portfolio maintained an underweight corporate credit position for most of the reporting period, which boosted performance as credit spreads widened significantly, causing prices to decline. Additionally, an underweight to commercial mortgage-backed securities (CMBS) was extremely helpful as CMBS spreads rose by a staggering amount in the fourth quarter. An underweight allocation to agency debentures further enhanced performance as spreads in the sector continued to widen.

Within the Portfolio's convertible securities allocation, consumer staples and health care securities added to performance. On the other hand, financials holdings detracted from performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Income Plus Portfolio

For the 12-month period ended December 31, 2008, Variable Investment Series — Income Plus Portfolio Class X shares produced a total return of -8.92%, underperforming the Barclays Capital (formerly Lehman Brothers) U.S. Corporate Index ("the Index"), which returned -4.94%. For the same period, the Portfolio's Class Y shares returned -9.11%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The primary detractor from the Portfolio's relative performance was an allocation to high yield securities, a sector not represented in the Index. This sector performed poorly for much of the year due to the risk-averse environment and ongoing flight to quality. Additionally, a position in commercial mortgage-backed securities (CMBS), which are also not included in the Index, and an overweight to asset-backed securities (ABS) hindered relative performance as both sectors struggled amid the weakening economy and real estate market.

An allocation to non-agency mortgage securities, another out-of-Index position, also held back relative returns. Forced selling, coupled with rising mortgage delinquencies and falling home prices,

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(8.92)%	2.10%	3.99%	6.62%
Class Y	(9.11)%	1.86%	—	4.66%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Barclays Capital (formerly Lehman Brothers) U.S. Corporate Index covers U.S. dollar-denominated, investment-grade, fixed rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 1, 1987 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

pressured the non-agency mortgage sector, causing valuations to decline. Over the course of the period, we reduced the Portfolio's allocation to the sector, eliminating it entirely by year end.

Conversely, an underweight corporate credit position for much of the period was additive to relative performance as credit spreads widened significantly throughout the year. This position was brought to neutral during the third quarter. A position in U.S Treasury securities also benefited relative performances as investors flocked to the relative safety of these securities.

The Portfolio's yield curve positioning had a near neutral impact on relative performance. Throughout the period the Portfolio maintained an overall interest rate sensitivity (as measured by duration**) that was neutral to the Index.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

** A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, portfolios with shorter durations perform better in rising interest-rate environments, while portfolios with longer durations perform better when rates decline.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Limited Duration Portfolio

For the 12-month period ended December 31, 2008, Variable Investment Series — Limited Duration Portfolio Class X shares produced a total return of -14.91%, underperforming the Barclays Capital (formerly Lehman Brothers) U.S. Credit (1-5 Year) Index ("the Index"), which returned -1.13%. For the same period, the Portfolio's Class Y shares returned -15.22%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The overwhelming detractor from the Portfolio's relative performance was an allocation to non-agency mortgage securities, which are not included in the Index. Forced selling, coupled with rising mortgage delinquencies and falling home prices, pressured the non-agency mortgage sector, causing valuations to decline. Over the course of the period, we reduced the Portfolio's allocation to the sector, eliminating it entirely by year end.

The Portfolio held an underweight position relative to the Index in corporate credits. This positioning benefited relative performance as spreads in the sector widened and prices declined. However, an overweight to financial issues within the sector hindered returns as this segment of the market was hardest hit by the ongoing credit crisis. An allocation to U.S. Treasuries contributed positively

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(14.91)%	(1.15)%	—	1.47%
Class Y	(15.22)%	(1.42)%	—	1.01%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Barclays Capital (formerly Lehman Brothers) U.S. Credit Index (1-5 Year) includes U.S. corporate and specified foreign debentures and secured notes with maturities of one to five years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of May 4, 1999 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

to relative performance as this was the top-performing sector of the fixed income market for the year, benefiting from the ongoing flight to quality. Lastly, the Portfolio's yield curve positioning was neutral during the period and had a slightly positive impact on performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Money Market Portfolio

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in such funds.

As of December 31, 2008, Variable Investment Series — Money Market Portfolio had net assets of approximately $227 million with an average portfolio maturity of 29 days. For the seven-day period ended December 31, 2008, the Portfolio's Class X shares provided an effective annualized yield of 0.27% and a current yield of 0.27%, while its 30-day moving average yield for December was 0.44%. Yield quotations more closely reflect the current earnings of the Portfolio. For the 12-month period ended December 31, 2008, the Portfolio's Class X shares returned 2.45%. Past performance is no guarantee of future results.

For the seven-day period ended December 31, 2008, the Portfolio's Class Y shares provided an effective annualized yield of 0.04% and a current yield of 0.04%, while its 30-day moving average yield for December was 0.19%. Yield quotations more closely reflect the current earnings of the Portfolio. For the 12-month period ended December 31, 2008, the Portfolio's Class Y shares returned 2.19%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Our strategy in managing the Portfolio remained consistent with its long-term focus on maintaining preservation of capital and liquidity. Although the aggressive reductions by the Fed drastically lowered short-term yields, the turmoil and uncertainty in the markets remained in force and indeed worsened over the course of the period. As a result, we concentrated the Portfolio on assets with shorter maturities. We also closely reviewed all of the eligible securities on our purchase list to eliminate unacceptable risks that had come to light, a process which resulted in a significant reduction in the number of approved securities. The Portfolio did not contain any derivative securities during the reporting period. We will continue to focus closely on this strategy in an effort to maximize liquidity for the Portfolio and its shareholders.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

S&P 500 Index Portfolio

For the 12-month period ended December 31, 2008, Variable Investment Series — S&P 500 Index Portfolio Class X shares produced a total return of -37.07%, underperforming the S&P 500® Index ("the Index"), which returned -37.00%. For the same period, the Portfolio's Class Y shares returned -37.27%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

The year 2008 was one of the worst years in the history of the financial markets. Over the course of the year, what started as a housing crisis through mortgage-backed securities transformed into a financial crisis, which eventually spilled over into the real economy. Credit tightening along with the collapse or essential takeover of some financial institutions caused massive dislocations in financial markets and incredibly high volatility.

Within the Index and therefore the Portfolio, all ten sectors had negative absolute performance during the 12-month period, with double-digit negative

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(37.07)%	(2.40)%	(1.74)%	(0.56)%
Class Y	(37.27)%	(2.65)%	—	(4.39)%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Standard & Poor's 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of May 18, 1998 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

returns. The worst performing sectors were financials, energy, information technology, materials and consumer discretionary. Not surprisingly, credit market turmoil and other developments in the capital markets most severely impacted financial companies, resulting in a huge negative return. Collapsing commodity prices in 2008 led to the underperformance of the materials and energy sectors as well. At the same time, global recession, higher unemployment and declining consumer confidence led to the negative performance of consumer-oriented stocks.

The underperformance was pervasive, affecting all styles and market capitalization segments as investors tried to move out of equities into relatively safer assets. On an individual stock basis, the worst detractors in the overall portfolio were dominated by financial stocks.

Because the Index is market capitalization weighted (and the Portfolio seeks to replicate the performance attributes of the Index before Portfolio fees), the overall contribution of each sector was influenced by its relative size within the Index and the Portfolio. As such, the largest detractors were the financials, information technology and energy sectors, while sectors that were the least hurtful to the Portfolio's return were telecommunication services and utilities.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

Strategist Portfolio

For the 12-month period ended December 31, 2008, Variable Investment Series — Strategist Portfolio Class X shares produced a total return of -23.98%, outperforming the S&P 500® Index ("the Index"), which returned -37.00%, and underperforming the Barclays Capital (formerly Lehman Brothers) U.S. Government/Credit Index, which returned 5.70%. For the same period, the Portfolio's Class Y shares returned -24.20%. Past performance is no guarantee of future results.

The performance of the Portfolio's two share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any charges by your insurance company. Such costs would lower performance.

Strategist Portfolio's flexible investment approach allows investment across stocks, bonds, cash and other investment classes. To determine the specific allocation among asset classes throughout the period, we rigorously evaluate a comprehensive array of quantitative and qualitative factors. The quantitative analysis comprises an extensive "top-down" asset class review of many macroeconomic variables, with primary focus on three core factors: monetary policy and its impact on liquidity, inflation trends and corporate profitability. A second, more qualitative process then broadens the analysis to determine which individual sectors and industries would offer the best opportunities, in

Performance data quoted represents past performance and is not predictive of future returns. Current performance may be lower or higher than the performance shown. Investment return and principal value will fluctuate. When you sell Portfolio shares, they may be worth less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance for Class Y shares will vary from the performance of Class X shares due to differences in expenses. Performance assumes reinvestment of all distributions for the underlying portfolio based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges. If performance information included the effect of these additional charges, the total returns would be lower.

	Average Annual Total Returns as of December 31, 2008
	1 Year	5 Years	10 Years	Since Inception*
Class X	(23.98)%	2.58%	3.30%	7.72%
Class Y	(24.20)%	2.32%	—	1.51%

(1)  Ending value on December 31, 2008 for the underlying portfolio. This figure does not reflect the deduction of any account fees or sales charges.

(2)  The Standard & Poor's 500® Index (S&P 500®) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  The Barclays Capital (formerly Lehman Brothers) U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

*  Inception dates of March 1, 1987 for Class X and June 5, 2000 for Class Y.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

our view, given the macroeconomic climate. Individual holdings are then selected to provide desired exposure to asset classes and sectors.

A consistent target allocation was maintained throughout the 12-month period under review, based on the process summarized above. Approximately 60% of assets were allocated to equities (a slightly higher weight than the average balanced fund), while 20% of assets were allocated to long-term credit markets (a significantly lower allocation than the average balanced fund). The balance (20%) of assets remained in short-term credits and cash equivalent investments. This allocation has remained unchanged since May 2006.

We entered 2008 increasingly concerned that the U.S. economic malaise would migrate across all developed economies and ultimately affect the rapidly growing economies in the emerging markets. The credit deleveraging cycle, which began with the lowest-quality consumer mortgages in the U.S., U.K. and Australia, soon spread to higher quality credits, as well as to the auto and student loan markets. Financial services companies, which had bundled and sold many of these instruments, found that residential portfolios warehoused on their balance sheets were rapidly declining in value. By the fourth quarter, banks, insurance companies and brokerages were fighting for their survival, while credit markets froze in the wake of the Lehman Brothers' bankruptcy. Monetary and fiscal levers were pulled in an attempt to forestall the collapse of the global financial system, which, at year end, appeared somewhat successful.

On average, the Portfolio's equity allocations featured conservative weightings, with greater-than-S&P 500® Index exposures to information technology, health care, consumer staples and telecommunication services. Basic materials, consumer cyclicals and industrials were Index-weighted, while financials, utilities, and energy exposures were held well below Index weights.

Our most significant shifts during the year included decreasing the Portfolio's exposures to industrial and raw material companies, and increasing the health care, consumer staples and telecommunication services exposures. We maintained the financials and energy underweights.

The fixed income component of the Portfolio held broad exposures to non-government issued debt throughout the period under review. We did not foresee the sharp run up in long-dated U.S. Treasury prices that occurred during the fourth quarter of 2008. At year end, the Portfolio held just over half of its fixed income assets in short-term debt and approximately a third of its assets in corporate credits. The balance of the Portfolio was comprised of long-dated government-issued bonds and mortgages.

There is no guarantee that any sectors mentioned will continue to perform as discussed above or that securities in such sectors will be held by the Portfolio in the future.

Morgan Stanley Variable Investment Series

Letter to the Shareholders  ■  December 31, 2008 continued

We appreciate your ongoing support of Morgan Stanley Variable Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

Randy Takian
President and Principal Executive Officer

Morgan Stanley Variable Investment Series

Letter to the Shareholders ■ December 31, 2008 continued

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Portfolios' Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Morgan Stanley Variable Investment Series

Expense Example ■ December 31, 2008

As a shareholder of the Portfolio, you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/08 – 12/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

Morgan Stanley Variable Investment Series

Expense Example ■ December 31, 2008 continued

Money Market

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (0.86% return)	$1,000.00	$1,008.60	$2.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.27	$2.90
Class Y
Actual (0.74% return)	$1,000.00	$1,007.40	$4.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.01	$4.17

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.57% and 0.82% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Limited Duration

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-7.29% return)	$1,000.00	$927.10	$2.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.67	$2.49
Class Y
Actual (-7.43% return)	$1,000.00	$925.70	$3.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.42	$3.76

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.49% and 0.74% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the Portfolio had borne all its expenses, the annualized expense ratios would have been 0.51% and 0.76% for Class X and Class Y shares, respectively.

Income Plus

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-6.71% return)	$1,000.00	$932.90	$2.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.37	$2.80
Class Y
Actual (-6.82% return)	$1,000.00	$931.80	$3.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.11	$4.06

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.55% and 0.80% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series

Expense Example ■ December 31, 2008 continued

High Yield

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-22.02% return)	$1,000.00	$779.80	$5.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.34
Class Y
Actual (-22.02% return)	$1,000.00	$779.80	$6.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.60	$7.61

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.25% and 1.50% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Global Infrastructure

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-30.12% return)	$1,000.00	$698.80	$3.42
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.11	$4.06
Class Y
Actual (-30.22% return)	$1,000.00	$697.80	$4.48
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.86	$5.33

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.80% and 1.05% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Income Builder

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-19.02% return)	$1,000.00	$809.80	$4.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.36	$4.82
Class Y
Actual (-19.18% return)	$1,000.00	$808.20	$5.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.10	$6.09

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.95% and 1.20% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series

Expense Example ■ December 31, 2008 continued

Dividend Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-28.13% return)	$1,000.00	$718.70	$2.89
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.77	$3.40
Class Y
Actual (-28.19% return)	$1,000.00	$718.10	$3.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.51	$4.67

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.67% and 0.92% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Global Dividend Growth

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-30.40% return)	$1,000.00	$696.00	$3.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.66	$4.52
Class Y
Actual (-30.49% return)	$1,000.00	$695.10	$4.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.41	$5.79

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.89% and 1.14% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

European Equity

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-33.73% return)	$1,000.00	$662.70	$4.18
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.11	$5.08
Class Y
Actual (-33.83% return)	$1,000.00	$661.70	$5.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.85	$6.34

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.00% and 1.25% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 1.11% and 1.36% for Class X and Class Y shares, respectively.

Morgan Stanley Variable Investment Series

Expense Example ■ December 31, 2008 continued

Capital Opportunities

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-44.14% return)	$1,000.00	$558.60	$2.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.32	$2.85
Class Y
Actual (-44.20% return)	$1,000.00	$558.00	$3.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.06	$4.12

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.56% and 0.81% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 0.57% and 0.82% for Class X and Class Y shares, respectively.

S&P 500 Index

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-28.52% return)	$1,000.00	$714.80	$1.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.63	$1.53
Class Y
Actual (-28.67% return)	$1,000.00	$713.30	$2.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.37	$2.80

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.30% and 0.55% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Global Advantage

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-32.10% return)	$1,000.00	$679.00	$5.23
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.90	$6.29
Class Y
Actual (-32.13% return)	$1,000.00	$678.70	$6.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.65	$7.56

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.24% and 1.49% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Morgan Stanley Variable Investment Series

Expense Example ■ December 31, 2008 continued

Aggressive Equity

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-45.30% return)	$1,000.00	$547.00	$3.69
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.36	$4.82
Class Y
Actual (-45.38% return)	$1,000.00	$546.20	$4.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.10	$6.09

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.95% and 1.20% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Strategist

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	07/01/08	12/31/08	07/01/08 – 12/31/08
Class X
Actual (-18.08% return)	$1,000.00	$819.20	$2.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.37	$2.80
Class Y
Actual (-18.20% return)	$1,000.00	$818.00	$3.66
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.11	$4.06

  @  Expenses are equal to the Portfolio's annualized expense ratios of 0.55% and 0.80% for Class X and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the Portfolio had bourne all of its expenses, the annualized expense ratios would have been 0.57% and 0.82% for Class X and Class Y shares, respectively.

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments ■ December 31, 2008

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (56.5%)
	Asset-Backed - Consumer Credit (8.8%)
$10,000	Old Line Funding, LLC (a)	0.75%	03/19/09 - 03/20/09	$9,983,854
10,000	Ranger Funding Co., LLC (a)	1.15 - 1.40	01/22/09 - 03/20/09	9,979,658
				19,963,512
	Asset-Backed - Consumer Diversified (10.6%)
2,500	Amsterdam Funding Corp. (a)	1.56	02/18/09	2,494,833
1,182	Enterprise Funding Co., LLC (a)	1.45	01/23/09	1,180,953
10,500	Sheffield Receivables Corp. (a)	0.75 - 1.45	01/23/09 - 03/12/09	10,485,417
10,000	Windmill Funding Corp. (a)	1.15 - 1.40	01/27/09 - 03/19/09	9,982,645
				24,143,848
	Asset-Backed - Consumer Loans (6.6%)
5,000	Barton Capital, LLC (a)	1.50	01/23/09	4,995,416
5,000	Jupiter Securitization (a)	1.40	01/22/09	4,995,917
5,000	Yorktown Capital, LLC (a)	1.40	01/23/09	4,995,722
				14,987,055
	Asset-Backed - Corporate (4.4%)
10,000	Atlantis One Funding (a)	0.50 - 0.70	03/17/09 - 04/22/09	9,984,000
	Asset-Backed - Diversified (3.9%)
9,000	Falcon Asset Securitization Co., LLC (a)	0.50 - 1.40	01/23/09 - 03/20/09	8,991,389
	Asset-Backed - Government (0.9%)
2,000	Govco, LLC (a)	0.75	03/23/09	1,996,625
	Banking (6.1%)
5,000	Bank of America Corp.	0.01	01/02/09	4,999,999
9,000	HSBC USA Inc.	0.30 - 0.32	01/13/09 - 01/14/09	8,999,038
				13,999,037
	International Banks (15.2%)
3,000	Abbey National N.A., LLC	0.25	01/12/09	2,999,771
5,000	BNP Paribas Finance Inc.	0.22	01/07/09	4,999,817
2,000	ING (U.S.) Funding, LLC	0.30	01/16/09	1,999,750
5,000	Rabobank (U.S.) Finance Corp.	0.01	01/02/09	4,999,999
500	Royal Bank of Scotland PLC	3.11	03/16/09	496,855
9,000	Societe Generale N.A., Inc.	0.37 - 0.45	01/16/09	8,998,479
10,000	UBS Finance (Delaware) LLC	0.70	01/15/09	9,997,278
				34,491,949
	Total Commercial Paper (Cost $128,557,415)			128,557,415

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (17.3%)
$4,300	Barclays Capital LLC (dated 12/31/08; proceeds $4,300,014); fully collateralized by Federal National Mortgage Assoc., 0.00% - 7.25%, due 01/27/09 - 05/15/30; Federal Home Loan Bank, 0.00% - 6.53%, due 01/28/09 - 02/22/28; Federal Farm Credit Bank, 0.00% - 6.75%, due 02/09/09 - 08/13/19; valued at $4,386,068	0.06%		01/02/09	$4,300,000
35,000	BNP Paribas Securities (dated 12/31/08; proceeds $35,000,019); fully collateralized by Federal National Mortgage Assoc., 6.00%, due 01/01/34 - 10/01/38, valued at $36,050,000.	0.01		01/02/09	35,000,000
	Total Repurchase Agreements (Cost $39,300,000)				39,300,000
	Certificates of Deposit (16.9%)
	Domestic Banks (1.1%)
2,500	Branch Banking & Trust Co.	3.19		02/05/09	2,500,000
	International Banks (15.8%)
10,000	Banco Bilbao Vizcaya Argentaria-NY	0.54		01/14/09	10,000,000
10,000	Calyon	1.00 - 3.17		01/30/09 - 03/13/09	10,000,000
10,000	Lloyds TSB Bank PLC	0.80		01/16/09	10,000,000
6,000	Royal Bank of Scotland PLC	0.95 - 3.15		01/13/09 - 02/23/09	5,999,975
					35,999,975
	Total Certificates of Deposit (Cost $38,499,975)				38,499,975
	Floating Rate Notes (6.9%)
	Finance - Auto (2.2%)
5,000	Toyota Motor Credit Corp.	1.84	(b)	01/12/09(c)	5,000,000
	Financial Conglomerates (1.0% )
2,265	General Electric Capital Corp.	2.10	(b)	03/16/09(c)	2,265,655
	International Banks (3.7%)
1,000	Bank of Nova Scotia	3.11	(b)	02/06/09(c)	1,000,000
3,500	Barclays Bank PLC	0.96 - 2.64	(b)	01/20/09 - 03/09/09(c)	3,500,000

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
$2,000	Deutsche Bank AG	1.73	(b)%	01/21/09(c)	$2,000,000
2,000	Royal Bank of Scotland PLC	2.28	(b)	01/09/09(c)	2,000,003
					8,500,003
	Total Floating Rate Notes (Cost $15,765,658)				15,765,658
	Time Deposit (2.2%)
5,000	State Street Bank & Trust (Cost $5,000,000)	0.01		01/02/09	5,000,000
	Total Investments (Cost $227,123,048) (d)			99.8%	227,123,048
	Other Assets in Excess of Liabilities			0.2	404,224
	Net Assets			100.0%	$227,527,272

  (a)  Resale is restricted to qualified institutional investors.

  (b)  Rate shown is the rate in effect at December 31, 2008.

  (c)  Date of next interest rate reset.

  (d)  Cost is the same for federal income tax purposes.

MATURITY SCHEDULE†

1 - 30 Days	72%
31 - 60 Days	5
61 - 90 Days	21
91 - 120 Days	2
100%

†  As a percentage of total investments.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2008

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Corporate Bonds (35.2%)
	Aerospace & Defense (0.5%)
$400	Bae Systems Holdings Inc. 144A(a)	4.75%		08/15/10	$397,798
	Air Freight/Couriers (0.4%)
330	FedEx Corp.	5.50		08/15/09	330,403
	Biotechnology (0.1%)
130	Amgen Inc.	4.00		11/18/09	129,920
	Cable/Satellite TV (0.7%)
490	Comcast Cable Communications, LLC	6.875		06/15/09	492,349
70	Comcast Corp.	5.85		01/15/10	69,835
					562,184
	Drugstore Chains (0.5%)
390	CVS Caremark Corp.	4.00		09/15/09	385,335
	Electric Utilities (2.6%)
205	Columbus Southern Power Co. (Series E)	4.40		12/01/10	199,213
215	Consumers Energy Co. (Series H)	4.80		02/17/09	214,560
355	Detroit Edison Co. (The)	6.125		10/01/10	357,196
220	Entergy Gulf States, Inc.	2.603	(b)	12/01/09	211,943
405	Ohio Power Co. (Series B)	4.388	(b)	04/05/10	379,067
365	Pacific Gas & Electric Co.	3.60		03/01/09	364,001
330	Southwestern Public Service Co. (Series A)	6.20		03/01/09	329,888
					2,055,868
	Financial Conglomerates (6.4%)
95	Bank One Corp. (Series A)	6.00		02/17/09	95,008
170	Citigroup Inc.	3.625		02/09/09	169,462
325	Citigroup Inc.	4.625		08/03/10	319,760
50	Citigroup Inc.	5.30		10/17/12	48,227
700	General Electric Capital Corp. (Series A)	5.45		01/15/13	705,643
2,775	JPMorgan Chase & Co.	3.125		12/01/11	2,884,946
150	JPMorgan Chase & Co.	6.00		02/15/09	150,129
410	JPMorgan Chase & Co.	6.75		02/01/11	420,523
325	Principal Life Income Funding Trust (MTN)	5.15		06/17/11	303,613
					5,097,311
	Food Retail (0.3%)
230	Safeway, Inc.	7.50		09/15/09	233,477
	Food: Major Diversified (0.4%)
370	Kraft Foods Inc.	4.125		11/12/09	370,642

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Gas Distributors (0.6%)
$180	NiSource Finance Corp.	2.723	(b)%	11/23/09	$162,223
340	Sempra Energy	4.75		05/15/09	335,805
					498,028
	Home Improvement Chains (0.3%)
210	Home Depot, Inc. (The)	2.046	(b)	12/16/09	198,439
	Industrial Conglomerates (0.4%)
275	Honeywell International, Inc.	6.125		11/01/11	288,308
	Integrated Oil (0.6%)
470	ConocoPhillips	8.75		05/25/10	495,511
	Investment Banks/Brokers (4.7%)
2,775	Goldman Sachs Group, Inc. (The)	3.25		06/15/12	2,897,575
240	Goldman Sachs Group, Inc. (The)	5.45		11/01/12	229,131
325	Goldman Sachs Group, Inc. (The)	6.875		01/15/11	327,527
260	Merrill Lynch & Co., Inc. (Series C)	5.45		02/05/13	250,148
					3,704,381
	Investment Managers (0.4%)
305	Mellon Funding Corp.	6.40		05/14/11	315,874
	Life/Health Insurance (1.3%)
765	Met Life Global Funding I 144A(a) (Note 4)	4.625		08/19/10	735,333
285	Monumental Global Funding II 144A(a)	4.375		07/30/09	282,785
					1,018,118
	Major Banks (8.0%)
300	Banco Santander Central Hispano Issuances Ltd. (Cayman Islands)	7.625		11/03/09	294,356
2,775	Bank of America Corp. (Series L)	3.125		06/15/12	2,886,083
575	Bank of America Corp.	3.375		02/17/09	573,402
130	Bank of America Corp.	4.875		09/15/12	128,387
200	Credit Suisse (USA) Inc. (Switzerland)	6.125		11/15/11	202,139
800	Bank of Scotland Plc HBOS (United Kingdom) 144A(a)	5.625		07/20/09	792,466
980	HSBC Finance Corp.	6.75		05/15/11	976,278
200	Wachovia Corp.	5.35		03/15/11	190,935
300	Wells Fargo Bank, NA	6.45		02/01/11	311,113
					6,355,159
	Major Telecommunications (2.8%)
590	AT&T Inc.	2.959	(b)	02/05/10	570,033
395	Bellsouth Corp.	6.00		10/15/11	403,317
175	British Telecommunications PLC (United Kingdom)	8.625	(b)	12/15/10	180,102

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$300	Deutsche Telekom International Finance BV (Netherlands)	8.50	(b) %	06/15/10	$309,126
175	France Telecom SA (France)	7.75	(b)	03/01/11	184,244
505	Telecom Italia Capital SA (Luxembourg)	4.875		10/01/10	457,209
150	Verizon Global Funding Corp.	7.25		12/01/10	157,324
					2,261,355
	Managed Health Care (0.3%)
210	UnitedHealth Group Inc.	2.297	(b)	03/02/09	207,989
	Media Conglomerates (0.7%)
135	Time Warner, Inc.	2.405	(b)	11/13/09	129,968
160	Viacom Inc.	2.271	(b)	06/16/09	157,001
300	Viacom Inc.	5.75		04/30/11	272,599
					559,568
	Medical Specialties (0.5%)
375	Hospira, Inc.	1.948	(b)	03/30/10	365,946
	Motor Vehicles (0.4%)
335	DaimlerChrysler North American LLC	2.426	(b)	03/13/09	323,008
	Oil & Gas Pipelines (0.6%)
500	Enbridge Energy Partners, L.P.	4.00		01/15/09	499,668
	Oil Refining/Marketing (0.2%)
180	Enterprise Products Operating LLP	7.50		02/01/11	176,876
	Packaged Software (0.2%)
185	Oracle Corp.	5.00		01/15/11	190,082
	Property - Casualty Insurers (0.2%)
260	Xlliac Global Funding (a)	4.80		08/10/10	182,039
	Railroads (0.7%)
535	Burlington Northern Santa Fe Corp.	6.125		03/15/09	536,216
	Savings Banks (0.4%)
320	Sovereign Bancorp, Inc.	1.728	(b)	03/23/10	284,222
	Corporate Bonds (Cost $28,351,443)				28,023,725
	U.S. Government Agencies & Obligations (20.1%)
5,400	Fannie Mae	4.375		03/15/13	5,805,308
510	Freddie Mac	5.125		11/17/17	591,989
1,400	U.S. Treasury Note	8.125		08/15/19	2,069,595
174	U.S. Treasury Note	8.75		05/15/17	256,106
314	U.S. Treasury Note	8.875		02/15/19	482,824
429	U.S. Treasury Note	8.875		08/15/17	638,775

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$454	U.S. Treasury Note	9.00%		11/15/18	$701,359
69	U.S. Treasury Note	9.125		05/15/18	106,729
301	U.S. Treasury Note	3.75		11/15/18	340,835
2,615	U.S. Treasury Strip	0.00		11/15/19	1,853,886
1,190	U.S. Treasury Strip	0.00		11/15/20	805,049
895	U.S. Treasury Strip	0.00		05/15/21	592,126
2,690	U.S. Treasury Strip	0.00		11/15/21	1,742,924
	Total U.S. Government Agencies & Obligations (Cost $14,808,299)				15,987,505
	Asset-Backed Securities (7.0%)
128	Ameriquest Mortgage Securities Inc. 2004-R7 M5	1.621	(b)	08/25/34	16,280
1,375	Capital Auto Receivables Asset Trust 2007-SN1 A3A	5.38		07/15/10	1,326,427
350	Capital Auto Receivables Asset Trust 2007-3 A3A	5.02		09/15/11	341,809
550	CNH Equipment Trust 2007-B A3A	5.40		10/17/11	541,104
975	DaimlerChrysler Auto Trust 2007-A A3A	5.00		02/08/12	927,487
1,175	Ford Credit Auto Owner Trust 2007-A A3A	5.40		08/15/11	1,138,282
850	Nissan Auto Receivables Owner Trust 2007-B A3	5.03		05/16/11	836,771
450	USAA Auto Owner Trust 2007-2 A3	4.90		02/15/12	444,773
	Total Asset-Backed Securities (Cost $5,852,988)				5,572,933
	U.S. Government Agencies - Mortgage Backed Securities (3.5%)
4	Federal Home Loan Mortgage Corp.	7.50		05/01/28	4,551
195	Federal Home Loan Mortgage Corp. (ARM)	4.785		08/01/34	194,061
605	Federal National Mortgage Assoc.	6.50		01/01/32 - 11/01/33	631,996
180	Federal National Mortgage Assoc.	7.00		08/01/29 - 06/01/32	190,684
458	Federal National Mortgage Assoc.	7.50		03/01/24 - 08/01/32	484,905
272	Federal National Mortgage Assoc. (ARM)	4.073		05/01/35	264,068
102	Federal National Mortgage Assoc. (ARM)	5.078		09/01/34	102,481
452	Federal National Mortgage Assoc. (ARM)	5.122		04/01/35	453,501
295	Federal National Mortgage Assoc. (ARM)	5.202		05/01/35	290,351
161	Federal National Mortgage Assoc. (ARM)	5.666		04/01/35	161,586
	Total U.S. Government Agencies - Mortgage Backed Securities (Cost $2,796,393)				2,778,184
	Collateralized Mortgage Obligations (1.0%)
	Government Issues (0.7%)
6	Fannie Mae 2005-27 NA	5.50		01/25/24	5,550
498	Freddie Mac 2182 ZC	7.50		09/15/29	529,794
	Total Government Issues				535,344

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Private Issue (0.3%)
$306	Bear Stearns Alt -A Trust 2003-3 3A	4.95%	10/25/33	$239,035
	Total Collateralized Mortgage Obligations (Cost $845,031)			774,379
NUMBER OF CONTRACTS
	Call Options Purchased (0.1%)
37	90 day Euro $ March/2010 @ $97.75 (Cost $33,398)			86,025
PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (34.0%)
	U.S. Government Agencies & Obligations (e) (31.0%)
$4,000	Federal Home Loan Bank	0.05	01/07/09	3,999,967
4,000	Federal Home Loan Bank	0.14	01/21/09	4,000,000
3,900	Federal Home Loan Mortgage Corp.	0.45	05/12/09	3,896,478
4,100	Federal Home Loan Mortgage Corp.	1.00	02/18/09	4,094,533
4,000	Federal National Mortgage Assoc.	0.85	01/07/09	3,999,433
4,000	Federal National Mortgage Assoc.	0.95	02/02/09	3,999,964
300	U.S. Treasury Bills	0.10	05/15/09	299,710
425	U.S. Treasury Bills (c)	0.50 - 0.72	01/15/09	424,888
	Total U.S. Government Agencies & Obligations (Cost $24,708,634)			24,714,973
NUMBER OF SHARES (000)
	Investment Company (d)(f) (3.0%)
2,375	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,375,203)			2,375,203
	Total Short Term Investments (Cost $27,083,837)			27,090,176
	Total Investments (Cost $79,771,389) (g)(h)		100.9%	80,312,927
	Total Written Options Outstanding (Premium received $18,402)		(0.1)	(53,419)
	Liabilities in Excess of Other Assets		(0.8)	(631,365)
	Net Assets		100.0%	$79,628,143

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2008 continued

  ARM  Adjustable Rate Mortgage. Interest rate in effect as of December 31, 2008.

  MTN  Medium Term Note.

  (a)  Resale is restricted to qualified institutional investors.

  (b)  Floating rate security, rate shown is the rate in effect at December 31, 2008.

  (c)  A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $363,828.

  (d)  May include cash designated as collateral in connection with open swap contracts.

  (e)  Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

  (f)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Funds - Market Portfolio - Institutional Class.

  (g)  Securities have been designated as collateral in an amount equal to $34,594,346 in connection with open futures and swap contracts.

  (h)  The aggregate cost for federal income tax purposes is $80,125,944. The aggregate gross unrealized appreciation is $1,397,991 and the aggregate gross unrealized depreciation is $1,211,008 resulting in net unrealized appreciation of $186,983.

OPTIONS WRITTEN AT DECEMBER 31, 2008:

NUMBER OF CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	PREMIUM	VALUE
37	Call Options on 90 DAY EURO$ FUTURES	$98.25	March 2010	$18,402	$53,419

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
12	Long	U.S. Treasury Notes 10 Year, March 2009	$1,509,000	$37,749
8	Short	U.S. Treasury Bonds 20 Year, March 2009	(1,104,375)	(100,118)
63	Short	Interest Rate Swap 5 Year, March 2009	(7,425,141)	(68,974)
76	Short	U.S. Treasury Notes 5 Year, March 2009	(9,048,156)	(135,309)
90	Short	U.S. Treasury Notes 2 Year, March 2009	(19,625,625)	(235,624)
Net Unrealized Depreciation				$(502,276)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2008 continued

INTEREST RATE SWAP CONTRACTS OPEN AT DECEMBER 31, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America, N.A.		$9,300	Fixed Rate 4.212%	Floating Rate 2.22# %	June 3, 2013	$835,605
Bank of America, N.A.***		800	Fixed Rate 5.07	Floating Rate 0.00#	April 14, 2018	70,600
Bank of America, N.A.***		890	Fixed Rate 4.983	Floating Rate 0.00#	April 15, 2018	75,250
Bank of America, N.A.***	EUR	1,235	Fixed Rate 4.415	Floating Rate 0.00^	October 7, 2018	7,470
Bank of America, N.A.***		$13,340	Fixed Rate 4.779	Floating Rate 0.00#	October 10, 2018	972,619
Bank of America, N.A.***		3,472	Fixed Rate 5.558	Floating Rate 0.00#	July 24, 2023	265,504
Bank of America, N.A.***		2,240	Fixed Rate 4.798	Floating Rate 0.00#	October 7, 2023	109,600
Citibank N.A. New York		2,600	Fixed Rate 2.90	Floating Rate 2.181#	February 28, 2010	43,446
Deutsche Bank AG Frankfurt ***	EUR	1,855	Fixed Rate 4.958	Floating Rate 0.00^	July 24, 2018	68,279
Deutsche Bank AG Frankfurt***		4,645	Fixed Rate 5.268	Floating Rate 0.00^	July 3, 2023	168,392
Deutsche Bank AG Frankfurt		$2,700	Fixed Rate 4.55	Floating Rate 3.834#	October 23, 2009	66,258
Deutsche Bank AG Frankfurt		2,700	Fixed Rate 4.427	Floating Rate 2.388#	November 8, 2009	67,230
Goldman Sachs International		2,700	Fixed Rate 4.642	Floating Rate 2.164#	September 11, 2009	57,942
Goldman Sachs International***		2,770	Fixed Rate 5.63	Floating Rate 0.00#	February 28, 2018	312,262
Goldman Sachs International***		1,120	Fixed Rate 4.79	Floating Rate 0.00#	October 7, 2023	54,498
JPMorgan Chase N.A. New York		2,800	Fixed Rate 5.391	Floating Rate 2.193#	June 6, 2009	44,296
JPMorgan Chase N.A. New York		2,800	Fixed Rate 5.486	Floating Rate 1.996#	June 14, 2009	48,608
JPMorgan Chase N.A. New York		2,800	Fixed Rate 5.365	Floating Rate 1.466#	June 28, 2009	55,244
JPMorgan Chase N.A. New York		2,800	Fixed Rate 5.358	Floating Rate 4.819#	July 13, 2009	56,896
JPMorgan Chase N.A. New York		2,800	Fixed Rate 5.079	Floating Rate 3.193#	August 1, 2009	55,804
JPMorgan Chase N.A. New York		2,700	Fixed Rate 4.794	Floating Rate 1.525#	September 20, 2009	66,879
JPMorgan Chase N.A. New York		2,700	Fixed Rate 4.783	Floating Rate 4.503#	October 18, 2009	70,119
JPMorgan Chase N.A. New York		2,700	Fixed Rate 4.385	Floating Rate 3.508#	October 29, 2009	62,883
JPMorgan Chase N.A. New York		2,600	Fixed Rate 4.139	Floating Rate 2.099#	December 12, 2009	66,014
JPMorgan Chase N.A. New York		2,600	Fixed Rate 3.989	Floating Rate 1.996#	December 14, 2009	62,790
JPMorgan Chase N.A. New York		2,600	Fixed Rate 2.785	Floating Rate 3.026#	February 4, 2010	36,036
JPMorgan Chase N.A. New York		7,000	Fixed Rate 3.292	Floating Rate 2.181#	May 29, 2010	178,360
JPMorgan Chase N.A. New York		2,700	Fixed Rate 4.184	Floating Rate 2.186#	June 9, 2013	240,219
Bank of America, N.A.***		2,719	Floating Rate 0.00#	Fixed Rate 5.38	July 24, 2018	(270,486)
Bank of America, N.A.***		1,801	Floating Rate 0.00#	Fixed Rate 4.80	October 7, 2018	(133,097)
Bank of America, N.A.***		1,025	Floating Rate 0.00#	Fixed Rate 5.47	April 14, 2023	(76,260)
Bank of America, N.A.***		965	Floating Rate 0.00#	Fixed Rate 5.38	April 15, 2023	(68,660)
Bank of America, N.A.***	EUR	1,547	Floating Rate 0.00^	Fixed Rate 4.39	October 7, 2023	516
Bank of America, N.A.		$2,844	Floating Rate 4.818#	Fixed Rate 4.243	October 10, 2038	(856,527)
Barclays Bank		1,590	Floating Rate 4.141#	Fixed Rate 0.00^^	November 15, 2019	(208,026)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2008 continued

COUNTERPARTY	NOTIONAL AMOUNT (000'S)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank AG Frankfurt***	EUR	3,710	Floating Rate 0.00^%	Fixed Rate 4.934%	July 1, 2018	$(134,393)
Deutsche Bank AG Frankfurt		$1,100	Floating Rate 4.117#	Fixed Rate 0.00^^	November 15, 2021	(138,446)
Deutsche Bank AG Frankfurt***	EUR	2,322	Floating Rate 0.00^	Fixed Rate 5.188	July 24, 2023	(76,496)
Goldman Sachs International***		$900	Floating Rate 0.00#	Fixed Rate 4.80	October 7, 2018	(66,519)
Goldman Sachs International***		3,590	Floating Rate 0.00#	Fixed Rate 6.035	February 28, 2023	(342,917)
JPMorgan Chase N.A. New York		705	Floating Rate 4.314#	Fixed Rate 0.00^^	November 15, 2019	(86,725)
JPMorgan Chase N.A. New York		1,190	Floating Rate 4.026#	Fixed Rate 0.00^^	November 15, 2020	(168,688)
JPMorgan Chase N.A. New York		895	Floating Rate 3.946#	Fixed Rate 0.00^^	May 15, 2021	(129,670)
JPMorgan Chase N.A. New York		1,590	Floating Rate 4.141#	Fixed Rate 0.00^^	November 15, 2021	(219,011)
UBS AG		320	Floating Rate 4.526#	Fixed Rate 0.00^^	November 15, 2019	(37,472)
Net Unrealized Appreciation						$1,206,226

  EUR  Euro.

  #  Floating rate based on USD-3 Month LIBOR.

  ^  Floating rate based on EUR-6 Month EURIBOR.

  ^^  Portfolio will make payments of $616,586, $474,411, $267,984, $503,070, $394,137, $704,605, and $119,772, respectively, on termination date.

  ***  Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Limited Duration

Portfolio of Investments ■ December 31, 2008 continued

CREDIT DEFAULT SWAP CONTRACTS OPEN AT DECEMBER 31, 2008:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED DEPRECIATION	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION
								(unaudited)
Goldman Sachs International Dow Jones Index	Sell	$1,366	0.35%	June 20, 2012	$(63,883)	$19,407	$(83,290)	NR
Barclays Bank Plc Dow Jones Index	Sell	976	0.60	December 20, 2012	(23,832)	32,597	(56,429)	NR
Total Credit Default Swaps					$(87,715)	$52,004	$(139,719)

NR  Not rated.

LONG-TERM CREDIT ANALYSIS (unaudited)
AAA	75.1%
AA	8.8
A	7.7
BBB	8.2
N/R	0.2
	100.0	%+

+  Does not include open long/short futures contracts with an underlying face amount of $38,712,297 with net unrealized depreciation of $502,276. Also does not include open swap contracts with net unrealized appreciation of $1,118,511.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2008

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (93.0%)
	Accident & Health Insurance (0.4%)
$945	Travelers Companies, Inc. (The)	5.80%	05/15/18	$911,970
	Advertising/Marketing Services (0.2%)
730	Interpublic Group of Companies, Inc. (The)	6.25	11/15/14	328,500
	Air Freight/Couriers (1.5%)
3,969	FedEx Corp. (Series 97-A)	7.50	01/15/18	3,690,938
	Airlines (0.4%)
265	America West Airlines, Inc. (Class A)	6.85	07/02/09	246,039
1,314	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	814,578
				1,060,617
	Aluminum (0.1%)
465	Alcoa Inc.	6.75	07/15/18	381,059
	Banks - Commercial (0.2%)
490	Northern Trust Co.	6.50	08/15/18	524,458
	Beverages: Alcoholic (1.3%)
470	Anheuser - Busch Companies, Inc.	5.50	01/15/18	427,946
1,270	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	1,354,290
1,590	Foster's Group Ltd. - (Australia) 144A(a)	5.125	06/15/15	1,312,323
				3,094,559
	Biotechnology (1.2%)
1,370	Amgen Inc.	5.85	06/01/17	1,417,198
1,565	Biogen Idec Inc.	6.875	03/01/18	1,531,639
				2,948,837
	Broadcasting (0.3%)
875	Grupo Televisa S.A. (Mexico)	6.00	05/15/18	740,163
	Cable/Satellite TV (2.3%)
865	Comcast Cable Communications, LLC.	7.125	06/15/13	850,584
685	Comcast Corp.	5.70	05/15/18	643,536
1,780	Comcast Corp.	6.50	01/15/15	1,751,763
275	DIRECTV Holdings/DIRECTV Financing Co.	6.375	06/15/15	255,063
1,230	DIRECTV Holdings/DIRECTV Financing Co.	7.625	05/15/16	1,199,249
700	EchoStar DBS Corp.	6.375	10/01/11	652,750
425	EchoStar DBS Corp.	6.625	10/01/14	355,938
				5,708,883
	Chemicals: Agricultural (0.2%)
480	Monsanto Co.	5.125	04/15/18	504,556
	Chemicals: Major Diversified (0.3%)
745	E.I. du Pont de Nemours & Co.	6.00	07/15/18	783,885

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Computer Processing Hardware (0.7%)
$1,135	Dell Inc.	5.65%	04/15/18	$1,017,659
635	Hewlett-Packard Co.	5.50	03/01/18	642,002
				1,659,661
	Construction Materials (0.1%)
480	CRH America Inc.	8.125	07/15/18	347,069
	Data Processing Services (0.4%)
1,035	Fiserv, Inc.	6.80	11/20/17	918,218
	Discount Stores (1.1%)
330	Target Corp.	6.50	10/15/37	284,201
2,315	Wal-Mart Stores, Inc.	5.80	02/15/18	2,566,252
				2,850,453
	Diversified Manufacturing (0.4%)
1,150	Tyco Electronics Group S.A. (Luxembourg)	5.95	01/15/14	997,150
	Drugstore Chains (0.5%)
1,922	CVS Pass-Through Trust 144A(a)	6.036	12/10/28	1,171,508
	Electric Utilities (7.5%)
1,610	AES Corp. 144A(a)	8.00	06/01/20	1,255,800
380	Alabama Power Co.	5.80	11/15/13	395,900
650	Carolina Power & Light Inc.	5.15	04/01/15	652,526
670	CenterPoint Energy Resources, Corp.	6.25	02/01/37	474,222
375	CenterPoint Energy Resources, Corp. (Series B)	7.875	04/01/13	347,663
65	CMS Energy Corp.	6.30	02/01/12	59,993
1,070	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	1,076,131
120	Detroit Edison Co. (The)	5.20	10/15/12	118,488
1,430	E.ON International Finance BV (Netherlands) 144A(a)	5.80	04/30/18	1,339,357
910	Enel Finance International S.A. (Luxembourg) 144A(a)	5.70	01/15/13	838,498
1,270	Exelon Corp.	6.75	05/01/11	1,240,130
365	Florida Power Corp. (Series A)	5.80	09/15/17	382,075
265	Georgia Power Co.	6.00	11/01/13	278,843
895	Nevada Power Co. (Series A)	8.25	06/01/11	917,922
1,905	Ohio Edison Co.	6.40	07/15/16	1,712,715
1,670	Ohio Power Co. (Series K)	6.00	06/01/16	1,600,167
865	Pacific Gas & Co.	5.625	11/30/17	887,469
1,025	PPL Energy Supply LLC.	6.50	05/01/18	833,327
430	Public Service Company of Colorado	6.50	08/01/38	481,408
1,015	Public Service Electric & Gas Co. (Series B)	5.125	09/01/12	1,000,114
1,325	Texas Eastern Transmission LP	7.00	07/15/32	1,228,242
815	Union Electric Co.	6.40	06/15/17	744,169

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$430	Virginia Electric Power Co. (Series B)	5.95%		09/15/17	$433,582
55	Virginia Electric Power Co.	8.875		11/15/38	69,819
					18,368,560
	Electrical Products (0.6%)
1,475	Cooper US Inc.	5.25		11/15/12	1,491,213
	Electronic Components (0.4%)
1,181	Koninklijke (Royal) Philips Electronic N.V. (Netherlands)	5.75		03/11/18	1,090,004
	Electronic Equipment/Instruments (0.2%)
745	Xerox Corp.	6.35		05/15/18	583,615
	Electronic Production Equipment (0.5%)
1,605	KAL-Tencor Corp.	6.90		05/01/18	1,215,820
	Finance/Rental/Leasing (1.2%)
780	Capital One Financial Corp.	6.75		09/15/17	756,707
1,930	CIT Group, Inc.	5.65		02/13/17	1,344,013
1,060	SLM Corp. (Series A)	3.695	(b)	07/26/10	905,028
					3,005,748
	Financial Conglomerates (6.8%)
1,995	American Express Credit Corp. (Series C)	7.30		08/20/13	2,044,051
2,435	Brascan Corp. (Canada)	7.125		06/15/12	1,497,525
1,165	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	483,475
1,845	Citigroup Inc.	5.25		02/27/12	1,789,150
1,735	Citigroup Inc.	5.875		05/29/37	1,739,655
480	Citigroup Inc.	6.125		05/15/18	486,197
2,485	General Electric Capital Corp.	5.625		05/01/18	2,507,517
1,095	JPMorgan Chase & Co.	4.75		05/01/13	1,081,555
2,430	JPMorgan Chase & Co.	6.00		01/15/18	2,569,402
2,040	JPMorgan Chase & Co.	6.75		02/01/11	2,092,357
635	Prudential Financial, Inc. (Series D)	6.625		12/01/37	434,024
					16,724,908
	Food Retail (0.8%)
890	Delhaize America, Inc.	9.00		04/15/31	902,244
610	Kroger Co. (The)	5.00		04/15/13	587,795
390	Kroger Co. (The)	6.40		08/15/17	393,946
					1,883,985
	Food: Major Diversified (1.8%)
925	ConAgra Foods, Inc.	7.00		10/01/28	909,824
815	ConAgra Foods, Inc.	8.25		09/15/30	896,159
785	General Mills, Inc.	5.25		08/15/13	790,532

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$1,495	Kraft Foods, Inc.	6.00%		02/11/13	$1,520,626
240	Kraft Foods, Inc.	6.125		02/01/18	235,578
100	Kraft Foods, Inc.	6.125		08/23/18	98,765
70	Kraft Foods, Inc.	6.75		02/19/14	72,722
					4,524,206
	Foods & Beverages (0.4%)
975	Dr Pepper Snapple Group, Inc. 144A(a)	6.82		05/01/18	963,328
	Gas Distributors (2.4%)
650	DCP Midstream LLC 144A(a)	6.75		09/15/37	491,857
1,000	Equitable Resources, Inc.	6.50		04/01/18	935,642
970	NiSource Finance Corp.	2.723	(b)	11/23/09	874,204
965	NiSource Finance Corp.	6.80		01/15/19	607,690
1,700	NiSource Finance Corp.	7.875		11/15/10	1,556,297
1,370	Questar Market Resources, Inc.	6.80		04/01/18	1,320,440
					5,786,130
	Home Building (0.1%)
290	Pulte Homes, Inc.	6.375		05/15/33	155,150
	Home Improvement Chains (0.6%)
1,655	Home Depot Inc.	5.40		03/01/16	1,483,221
	Hospital/Nursing Management (0.1%)
480	Tenet Healthcare Corp.	7.375		02/01/13	344,400
	Hotels/Resorts/Cruiselines (0.3%)
1,130	Starwood Hotels & Resorts	6.75		05/15/18	622,388
	Household/Personal Care (0.6%)
1,440	Procter & Gamble Co. (The)	4.60		01/15/14	1,510,671
	Industrial Conglomerates (4.1%)
9,070	General Electric Co.	5.25		12/06/17	9,058,254
685	Honeywell International Inc.	5.30		03/01/18	700,151
300	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	6.875		08/15/18	287,389
					10,045,794
	Information Technology Services (0.8%)
1,200	IBM Corp.	7.625		10/15/18	1,441,609
300	IBM Corp.	8.00		10/15/38	400,718
					1,842,327
	Insurance Brokers/Services (0.6%)
2,355	Farmers Insurance Exchange - 144A(a)	8.625		05/01/24	1,576,508
	Integrated Oil (1.2%)
385	Hess Corp.	7.125		03/15/33	343,341
835	Marathon Oil Corp.	5.90		03/15/18	698,536

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$1,450	Marathon Oil Corp.	6.00%		10/01/17	$1,238,381
950	Petro - Canada (Canada)	5.95		05/15/35	655,182
					2,935,440
	International Banks (0.5%)
1,300	UBS AG (Stamford) (Series DPNT) (Switzerland)	5.875		12/20/17	1,196,257
	Investment Banks/Brokers (6.3%)
1,055	Bear Stearns Companies LLC (The)	5.55		01/22/17	1,005,943
1,215	Bear Stearns Companies LLC (The)	6.40		10/02/17	1,264,712
1,060	Bear Stearns Companies LLC (The)	7.25		02/01/18	1,163,561
4,165	Goldman Sachs Group, Inc. (The)	6.15		04/01/18	4,009,321
4,550	Goldman Sachs Group, Inc. (The)	6.75		10/01/37	3,704,251
1,070	Merrill Lynch & Co., Inc.	5.45		02/05/13	1,029,457
3,260	Merrill Lynch & Co., Inc. (MTN)	6.875		04/25/18	3,415,910
					15,593,155
	Life/Health Insurance (0.4%)
900	MetLife (Series A)	6.817		08/15/18	858,638
	Major Banks (9.2%)
4,870	Bank of America Corp.	5.65		05/01/18	4,907,704
1,865	Bank of America Corp.	5.75		12/01/17	1,865,304
1,055	Bank of New York Mellon corp. (Series G)	4.50		04/01/13	1,050,014
545	Barclays Bank PLC (United Kingdom) 144A(a)	6.05		12/04/17	481,592
735	Credit Suisse (New York) (MTN) (Switzerland)	5.00		05/15/13	708,067
615	Credit Suisse USA Inc. (Switzerland)	5.125		08/15/15	559,337
1,370	Credit Suisse (New York) (Switzerland)	6.00		02/15/18	1,260,247
1,675	HBOS PLC 144A(a)	6.75		05/21/18	1,476,615
1,660	HSBC Finance Corp.	6.75		05/15/11	1,653,695
760	PNC Bank NA	6.00		12/07/17	756,589
720	Popular North America, Inc. (Series F)	5.65		04/15/09	713,362
1,370	Wachovia Bank NA	5.85		02/01/37	1,341,989
5,620	Wells Fargo & Co.	5.625		12/11/17	5,873,501
					22,648,016
	Major Telecommunications (8.7%)
4,220	AT&T Corp.	8.00		11/15/31	5,316,445
315	Deutsche Telekom International Finance BV (Netherlands)	6.75		08/20/18	319,974
555	Deutsche Telekom International Finance BV (Netherlands)	8.75	(b)	06/15/30	686,233
1,955	France Telecom S.A. (France)	8.50		03/01/31	2,461,351
590	Rogers Communications, Inc. (Canada)	6.80		08/15/18	597,197
1,855	SBC Communications, Inc.	6.15		09/15/34	1,912,765

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$1,155	Sprint Capital Corp.	8.75%		03/15/32	$781,093
1,770	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	1,628,793
450	Telecom Italia Capital SA (Luxembourg)	6.999		06/04/18	365,650
2,225	Telefonica Europe BV (Netherlands)	8.25		09/15/30	2,612,722
2,575	Verizon Communications Inc.	5.50		02/15/18	2,481,110
790	Verizon Communications Inc.	6.90		04/15/38	891,932
1,015	Verizon Communications Inc.	8.95		03/01/39	1,315,115
					21,370,380
	Managed Health Care (0.8%)
215	Aetna Inc.	6.50		09/15/18	205,212
1,760	UnitedHealth Group Inc.	6.00		02/15/18	1,626,603
					1,831,815
	Media Conglomerates (3.5%)
170	News America, Inc.	6.40		12/15/35	157,605
1,050	News America, Inc.	6.65		11/15/37	1,042,554
345	Thomson Reuters Corp. (Canada)	6.50		07/15/18	314,261
2,215	Time Warner Cable Inc.	5.875		11/15/16	1,988,738
1,640	Time Warner Cable Inc.	6.75		07/01/18	1,581,709
485	Time Warner Cable Inc.	8.75		02/14/19	528,255
1,910	Viacom, Inc.	6.875		04/30/36	1,513,436
1,775	Vivendi (France) 144A(a)	6.625		04/04/18	1,434,731
					8,561,289
	Medical Specialties (2.3%)
400	Baxter International Inc.	5.375		06/01/18	418,918
1,471	Covidien International Finance (Luxembourg)	6.00		10/15/17	1,453,594
820	Fisher Scientific International, Inc.	6.125	(b)	07/01/15	723,556
3,135	Hospira, Inc.	1.948	(b)	03/30/10	3,059,309
					5,655,377
	Motor Vehicles (0.5%)
1,015	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	743,696
930	Harley-Davidson Funding Corp. 144A(a)	6.80		06/15/18	502,565
					1,246,261
	Multi-Line Insurance (1.4%)
2,625	AIG SunAmerica Global Financing VI 144A(a)	6.30		05/10/11	2,258,324
2,350	American General Finance Corp. (Series H)	4.625		09/01/10	1,190,870
					3,449,194
	Oil & Gas Pipelines (2.8%)
364	Colorado Interstate Gas Co.	6.80		11/15/15	315,403
1,265	Enterprise Products Operating LLP (Series B)	5.60		10/15/14	1,074,542

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$400	GAZ Capital SA (Luxembourg) (a)	6.51%	03/07/22	$240,000
955	Kinder Morgan Energy Partners, L.P.	5.85	09/15/12	875,293
1,925	Kinder Morgan Finance Co. (Canada)	5.70	01/05/16	1,443,750
1,895	Plains All American Pipeline LP/PAA Finance Corp.	6.70	05/15/36	1,257,152
1,085	TransCanada Pipelines Ltd. (Canada)	6.20	10/15/37	945,387
860	Transcontinental Gas Pipe Line Corp. (Series B)	8.875	07/15/12	839,888
				6,991,415
	Oil & Gas Production (1.8%)
860	Chesapeake Energy Corp.	7.625	07/15/13	743,900
170	Devon Financing Corp. (Canada)	6.875	09/30/11	171,663
685	Devon Financing Corp. (Canada)	7.875	09/30/31	756,345
1,220	EnCana Corp. (Canada)	6.50	02/01/38	984,449
445	Newfield Exploration Co.	7.125	05/15/18	353,775
480	Plains Exploration & Production Co.	7.625	06/01/18	331,200
810	XTO Energy, Inc.	5.50	06/15/18	734,583
235	XTO Energy, Inc.	6.50	12/15/18	227,894
				4,303,809
	Oilfield Services/Equipment (0.4%)
70	Weatherford International Ltd. (Bermuda)	6.00	03/15/18	58,882
1,035	Weatherford International Inc.	6.35	06/15/17	884,680
				943,562
	Other Metals/Minerals (0.3%)
1,050	Rio Tinto Finance (USA) Ltd. (Australia)	6.50	07/15/18	771,071
	Packaged Software (0.6%)
1,430	Oracle Corp.	5.75	04/15/18	1,498,424
	Pharmaceuticals: Major (2.0%)
1,100	AstraZeneca PLC (United Kingdom)	5.90	09/15/17	1,171,001
1,850	GlaxoSmithKline Capital Inc.	5.65	05/15/18	1,946,644
575	Schering-Plough Corp.	6.00	09/15/17	570,150
850	Wyeth	5.45	04/01/17	867,154
305	Wyeth	5.50	02/15/16	311,030
				4,865,979
	Property - Casualty Insurers (1.5%)
975	ACE INA Holdings Inc.	5.60	05/15/15	886,245
1,680	Berkshire Hathaway Finance Corp.	5.40	05/15/18	1,730,123
290	Chubb Corp. (The)	5.75	05/15/18	278,943
1,235	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	802,772
				3,698,083

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Railroads (0.4%)
$980	Union Pacific Corp.	5.45%		01/31/13	$951,412
	Restaurants (0.6%)
1,410	Yum! Brands, Inc.	8.875		04/15/11	1,428,897
	Retail - Drugstore (0.3%)
630	Walgreen Co.	4.875		08/01/13	649,473
	Savings Banks (1.7%)
1,140	HSBC Finance Corp.	6.375		10/15/11	1,122,291
1,670	HSBC Finance Corp.	8.00		07/15/10	1,698,377
1,445	Sovereign Bancorp, Inc.	1.728	(b)	03/23/10	1,283,442
					4,104,110
	Services to the Health Industry (0.6%)
1,725	Medco Health Solutions	7.125		03/15/18	1,596,665
	Specialty Telecommunications (0.2%)
875	Citizen Communications Co.	7.125		03/15/19	590,625
	Steel (0.5%)
1,400	ArcelorMittal (Luxembourg)	6.125		06/01/18	960,194
710	Evraz Group SA (Luxembourg) 144A(a)	9.50		04/24/18	358,550
					1,318,744
	Telecommunication Equipment (0.1%)
290	Corning Inc.	7.25		08/15/36	234,227
	Telecommunications (0.2%)
540	Qwest Corp.	6.50		06/01/17	402,300
	Tobacco (1.5%)
460	Altria Group, Inc.	9.70		11/10/18	497,981
730	BAT International Finance PLC (United Kingdom) 144A(a)	9.50		11/15/18	812,808
1,680	Philip Morris International Inc.	5.65		05/16/18	1,668,433
795	Reynolds American Inc.	6.50		07/15/10	790,242
					3,769,464
	Trucks/Construction/Farm Machinery (0.5%)
515	Caterpillar Financial Services Corp. (Series F)	4.90		08/15/13	483,161
745	John Deere Capital Corp. (Series MTN)	5.75		09/10/18	726,428
					1,209,589
	Wireless Telecommunications (0.8%)
660	Vimplecom (Ireland) (a)	9.125		04/30/18	359,700
1,655	Vodafone Group PLC (United Kingdom)	5.625		02/27/17	1,561,912
					1,921,612
	Total Corporate Bonds (Cost $247,219,001)				228,435,743

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS			COUPON RATE		MATURITY DATE	VALUE
		Foreign Government Obligation (0.6%)
MXN	1,500	United Mexican States Bond (Mexico) (Cost $1,311,639)	5.625%		01/15/17	$1,507,500
NUMBER OF SHARES
		Convertible Preferred Stock (0.0%)
	8,500	Finance/Rental/Leasing Fannie Mae (Series 08-1) $4.375 (Cost $425,000)				9,265
PRINCIPAL AMOUNT IN THOUSANDS
		Collateralized Mortgage Obligations (0.0%)
	$992	Countrywide Alternative Loan Trust (f)	1.508	(b)	11/20/35	6,354
	975	Master Adjustable Rate Mortgages Trust (f)	1.321	(b)	05/25/47	3,649
		Total Collateralized Mortgage Obligations (Cost $1,367,976)				10,003
		U.S. Government Agency - Mortgage Backed Security (0.0%)
	3	Federal Home Loan Mortgage Corp. PC Gold (Cost $3,062)	6.50		12/01/28	3,087
		Short Term Investments (9.9%)
		U.S. Government Agency & Obligations (d) (8.0%)
	2,000	Federal Home Loan Bank	0.35		01/07/09	1,999,883
	17,690	U.S. Treasury Bills (c)	0.01 - 0.801		01/15/09 - 05/15/09	17,677,410
		Total U.S. Government Agency & Obligations (Cost $19,683,195)				19,677,293
NUMBER OF SHARES (000)
		Investment Company (e)(g) (1.9%)
	4,650	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $4,650,078)				4,650,078
		Total Short Term Investments (Cost $24,333,273)				24,327,371
		Total Investments (Cost $274,659,951) (h)(i)			103.5%	254,292,969
		Liabilities in Excess of Other Assets			(3.5)	(8,609,880)
		Net Assets			100.0%	$245,683,089

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2008 continued

  MTN  Medium Term Note.

  MXN  Mexican New Peso.

  (a)  Resale is restricted to qualified institutional investors.

  (b)  Floating rate security, rate shown is the rate in effect at December 31, 2008.

  (c)  A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $1,789,570.

  (d)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

  (e)  May Include cash designated as collateral in connection with open swap contracts.

  (f)  Securities with total market value equal to $10,003 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (g)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (h)  Securities have been designated as collateral in an amount equal to $64,186,245 in connection with open futures and swap contracts.

  (i)  The aggregate cost for federal income tax purposes is $276,012,063. The aggregate gross unrealized appreciation is $4,974,633 and the aggregate gross unrealized depreciation is $26,693,727 resulting in net unrealized depreciation of $21,719,094.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
23	Long	U.S. Treasury Notes 5 Year, March 2009	$2,738,258	$46,472
41	Short	U.S. Treasury Bonds 20 Year, March 2009	(5,659,922)	(515,689)
131	Short	Interest Rate Swap 5 Year, March 2009	(15,439,579)	(236,512)
194	Short	U.S. Treasury Notes 10 Year, March 2009	(24,395,500)	(1,790,895)
378	Short	Interest Rate Swap 10 Year, March 2009	(48,939,188)	(1,356,170)
Net Unrealized Depreciation				$(3,852,794)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2008 continued

INTEREST RATE SWAP CONTRACTS OPEN AT DECEMBER 31, 2008:

COUNTERPARTY	NOTIONAL AMOUNT (000'S)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America, N.A.		$55,000	Fixed Rate 2.51%	Floating Rate 1.871#%	June 17, 2013	$1,140,700
Bank of America, N.A.		5,600	Fixed Rate 4.429	Floating Rate 1.466#	June 24, 2013	568,064
Bank of America, N.A.***		6,590	Fixed Rate 5.07	Floating Rate 0.00#	April 14, 2018	581,567
Bank of America, N.A.***		4,970	Fixed Rate 4.983	Floating Rate 0.00#	April 15, 2018	420,213
Bank of America, N.A.***	EUR	10,764	Fixed Rate 4.415	Floating Rate 0.00^	October 7, 2018	65,086
Bank of America, N.A.***		$45,653	Fixed Rate 4.779	Floating Rate 0.00#	October 10, 2018	3,328,560
Bank of America, N.A.***		30,821	Fixed Rate 5.558	Floating Rate 0.00#	July 24, 2023	2,356,882
Bank of America, N.A.***		19,891	Fixed Rate 4.798	Floating Rate 0.00#	October 7, 2023	973,068
Citibank N.A. New York		8,000	Fixed Rate 5.448	Floating Rate 2.388#	August 9, 2017	1,838,320
Citibank N.A. New York		16,500	Fixed Rate 5.275	Floating Rate 3.535#	October 25, 2037	8,241,915
Deutsche Bank AG Frankfurt		79,725	Fixed Rate 4.103	Floating Rate 2.158#	May 25, 2017	9,796,608
Deutsche Bank AG Frankfurt***	EUR	16,163	Fixed Rate 4.958	Floating Rate 0.00^	July 24, 2018	594,935
Deutsche Bank AG Frankfurt***		10,230	Fixed Rate 5.268	Floating Rate 0.00^	July 3, 2023	370,862
Deutsche Bank AG Frankfurt***		15,885	Fixed Rate 5.239	Floating Rate 0.00^	July 9, 2023	556,659
Deutsche Bank AG Frankfurt***		14,435	Fixed Rate 5.24	Floating Rate 0.00^	July 10, 2023	506,448
Goldman Sachs International***		$9,945	Fixed Rate 4.79	Floating Rate 0.00#	October 7, 2023	483,844
Merrill Lynch Capital Services Inc.***		6,630	Fixed Rate 5.00	Floating Rate 0.00#	April 15, 2018	565,473
Bank of America, N.A.		25,430	Floating Rate 2.189#	Fixed Rate 3.903	September 10, 2013	(2,018,125)
Bank of America, N.A.***		24,024	Floating Rate 0.00#	Fixed Rate 5.38	July 24, 2018	(2,389,907)
Bank of America, N.A.		21,000	Floating Rate 3.026#	Fixed Rate 4.664	August 4, 2018	(3,793,860)
Bank of America, N.A.***		15,913	Floating Rate 0.00#	Fixed Rate 4.80	October 7, 2018	(1,176,159)
Bank of America, N.A.***		8,440	Floating Rate 0.00#	Fixed Rate 5.47	April 14, 2023	(627,936)
Bank of America, N.A.***		5,935	Floating Rate 0.00#	Fixed Rate 5.38	April 15, 2023	(422,275)
Bank of America, N.A.***	EUR	13,503	Floating Rate 0.00^	Fixed Rate 4.39	October 7, 2023	4,505
Bank of America, N.A.		$10,363	Floating Rate 4.524#	Fixed Rate 4.243	October 10, 2038	(3,121,025)
Deutsche Bank AG Frankfurt***	EUR	8,165	Floating Rate 0.00^	Fixed Rate 4.934	July 1, 2018	(295,774)
Deutsche Bank AG Frankfurt***		12,665	Floating Rate 0.00^	Fixed Rate 4.861	July 9, 2018	(406,322)
Deutsche Bank AG Frankfurt***		11,495	Floating Rate 0.00^	Fixed Rate 4.86	July 10, 2018	(367,827)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2008 continued

COUNTERPARTY	NOTIONAL AMOUNT (000'S)		PAYMENTS RECEIVED BY FUND	PAYMENTS MADE BY FUND	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Deutsche Bank AG Frankfurt***	EUR	20,275	Floating Rate 0.00^%	Fixed Rate 5.188%	July 24, 2023	$(667,942)
Goldman Sachs International***		$7,956	Floating Rate 0.00#	Fixed Rate 4.80	October 7, 2018	(588,028)
JPMorgan Chase N.A. New York		11,400	Floating Rate 2.21#	Fixed Rate 4.582	December 4, 2017	(1,899,696)
JPMorgan Chase N.A. New York		25,500	Floating Rate 1.466#	Fixed Rate 3.966	March 25, 2018	(3,081,420)
JPMorgan Chase N.A. New York		9,900	Floating Rate 1.466#	Fixed Rate 3.966	March 25, 2018	(1,196,316)
Merrill Lynch Capital Services Inc.***		8,340	Floating Rate 0.00#	Fixed Rate 5.395	April 16, 2023	(597,895)
Net Unrealized Appreciation						$9,743,202

  EUR  Euro.

  #  Floating rate based on USD-3 Month LIBOR.

  ^  Floating rate based on EUR-6 Month EURIBOR.

  ***  Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2008 continued

CREDIT DEFAULT SWAP CONTRACTS OPEN AT DECEMBER 31, 2008:

SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+
								(unaudited)
Goldman Sachs
International
Avalonbay
Communities Inc.	Buy	$735	3.05%	March 20, 2013	$76,439	$—	$76,439	BBB+
Bank of America, N.A. Carnival Corp.	Buy	1,185	1.57	March 20, 2018	155,223	—	155,223	A-
Bank of America, N.A. Centurytel, Inc.	Buy	905	0.88	September 20, 2017	42,534	—	42,534	BBB-
Goldman Sachs International Dow Jones Index	Sell	3,248	1.40	December 20, 2012	(281,866)	183,983	(465,849)	NR
Goldman Sachs International Dow Jones Index	Sell	3,403	1.40	December 20, 2012	(299,375)	188,657	(488,032)	NR
Goldman Sachs International Dow Jones Index	Sell	5,578	1.40	December 20, 2012	(470,630)	329,355	(799,985)	NR
Goldman Sachs International Dow Jones Index	Sell	8,940	1.55	June 20, 2013	(262,221)	(51,018)	(211,203)	NR
JPMorgan Chase N.A. New York Nordstrom, Inc.	Buy	470	1.07	March 20, 2018	101,839	—	101,839	A-
JPMorgan Chase N.A. New York Nordstrom, Inc.	Buy	1,070	1.15	March 20, 2018	226,596	—	226,596	A-
Citibank, N.A. New York Pitney Bowes Inc.	Buy	1,110	0.48	March 20, 2013	32,192	—	32,192	A
Goldman Sachs International Sealed Air Corp.	Buy	505	1.08	March 20, 2018	115,479	—	115,479	BBB-
Bank of America, N.A. Toll Brothers, Inc.	Buy	1,695	2.90	March 20, 2013	(45,831)	—	(45,831)	BBB-
Net Credit Default Swaps					$(609,621)	$650,977	$(1,260,598)

NR  Not rated.

+  Credit ratings as issued by Standard and Poors.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Plus

Portfolio of Investments ■ December 31, 2008 continued

LONG-TERM CREDIT ANALYSIS (unaudited)
AAA	7.6%
AA	18.1
A	37.1
BBB	33.1
BB	4.0
B or BELOW	0.1
	100.0	%++

++  Does not include open long/short futures contracts with an underlying face amount of $97,172,447 with net unrealized depreciation of $3,852,794. Also does not include open swap contracts with net unrealized appreciation of $9,133,581.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ December 31, 2008

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (89.9%)
	Advertising/Marketing Services (0.2%)
$810	Idearc Inc. (j)	8.00%	11/15/16	$64,800
	Aerospace & Defense (1.5%)
300	Bombardier Inc. 144A (a)	6.30	05/01/14	248,250
115	L-3 Communications Corp.	5.875	01/15/15	104,075
80	TransDigm Inc.	7.75	07/15/14	66,000
				418,325
	Alternative Power Generation (0.8%)
225	NRG Energy, Inc.	7.375	01/15/17	207,563
	Aluminum (1.0%)
440	Novelis, Inc. - (Canada)	7.25	02/15/15	257,400
	Apparel/Footwear (1.6%)
190	Oxford Industries, Inc.	8.875	06/01/11	144,400
330	Phillips-Van Heusen Corp.	7.25	02/15/11	290,400
				434,800
	Apparel/Footwear Retail (0.9%)
330	Brown Shoe Co., Inc.	8.75	05/01/12	245,850
	Auto Parts: O.E.M. (0.4%)
210	ArvinMeritor, Inc. (j)	8.75	03/01/12	114,450
	Automotive Aftermarket (0.2%)
150	KAR Holdings, Inc. (j)	8.75	05/01/14	66,750
	Beverages: Alcoholic (0.7%)
210	Constellation Brands, Inc. (j)	7.25	05/15/17	199,500
	Broadcasting (0.6%)
260	LIN Television Corp. (j)	6.50	05/15/13	125,450
210	XM Satellite Radio Holdings Inc - 144A (a)	13.00	08/01/13	49,350
				174,800
	Building Products (1.7%)
275	Interface Inc.	9.50	02/01/14	221,375
145	Interface Inc.	10.375	02/01/10	144,275
410	Nortek Inc. (j)	8.50	09/01/14	96,350
				462,000
	Cable/Satellite TV (6.8%)
182	CCH I LLC/CCH I Cap Co. (j)	11.00	10/01/15	32,760
135	CCH II LLC/CCH II	10.25	10/01/13	46,575
195	CSC Holdings Inc - 144A (a)	8.50	06/15/15	172,575
395	CSC Holdings Inc. (Series B) (j)	7.625	04/01/11	374,263
35	DIRECTV Holdings/Finance (j)	6.375	06/15/15	32,462

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$300	DIRECTV Holdings/DIRECTV Finance Co (j)	7.625%	05/15/16	$292,500
330	Echostar DBS Corp.	6.625	10/01/14	276,375
610	Intelsat Corp. - 144A (a)	9.25	06/15/16	558,150
65	Virgin Media Finance PLC (United Kingdom)	8.75	04/15/14	49,075
				1,834,735
	Casino/Gaming (3.4%)
4,485	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b)(c)(f)	13.50	03/01/10	0
400	Harrah's Operating Co., Inc - 144A (a)(j)	10.00	12/15/15	170,000
285	Las Vegas Sands Corp. (j)	6.375	02/15/15	166,725
605	MGM MIRAGE Inc. - 144A (a)(j)	13.00	11/15/13	579,288
7,210	Resort At Summerlin LP/Ras Co. (Series B) (b)(c)(f)	13.00	12/15/07	0
				916,013
	Chemicals: Agricultural (0.7%)
245	Terra Capital Inc. (Series B)	7.00	02/01/17	181,300
	Chemicals: Major Diversified (0.3%)
130	Westlake Chemical Corp. (j)	6.625	01/15/16	76,050
	Chemicals: Specialty (1.5%)
180	Innophos Holdings Inc. - 144A (a)	9.50	04/15/12	133,650
175	Innophos, Inc.	8.875	08/15/14	123,375
150	Koppers Industry Inc.	9.875	10/15/13	138,750
				395,775
	Coal (1.4%)
140	Foundation PA Coal Co.	7.25	08/01/14	115,500
345	Massey Energy Co. (j)	6.875	12/15/13	257,025
				372,525
	Containers/Packaging (2.7%)
405	Berry Plastics Holding Corp. (j)	8.875	09/15/14	178,200
155	Graham Packaging Company Inc.	8.50	10/15/12	111,213
55	Graham Packaging Company Inc.	9.875	10/15/14	34,100
200	Graphic Packaging International Corp. (j)	9.50	08/15/13	139,000
275	Owens-Illinois, Inc. (j)	7.50	05/15/10	273,625
				736,138
	Data Processing Services (1.4%)
280	SunGard Data Systems Inc. (j)	9.125	08/15/13	243,600
155	SunGard Data Systems Inc. - 144A (a)	10.625	05/15/15	133,300
				376,900

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Drugstore Chains (0.3%)
$270	Rite Aid Corp.	8.625%	03/01/15	$94,500
	Electric Utilities (7.4%)
270	AES Corp. (The) (j)	7.75	03/01/14	238,950
425	AES Corp. (The) - 144A (a)	8.00	06/01/20	331,500
285	Intergen - 144A (a)	9.00	06/30/17	235,125
115	IPALCO Enterprises, Inc.	7.625	11/14/11	108,100
355	Mirant Americas Generation, LLC	8.50	10/01/21	271,575
265	Reliant Energy Inc. (j)	7.875	06/15/17	215,975
425	Texas Competitive Electric Holdings LLC - 144A (a)	10.25	11/01/15	303,875
435	Texas Competitive Electric Holdings LLC - 144A (a)(j)	10.25	11/01/15	311,025
				2,016,125
	Electrical Products (1.7%)
120	Balder Electric Co.	8.625	02/15/17	90,000
500	Ormat Funding Corp.	8.25	12/30/20	372,491
				462,491
	Electronic Components (0.2%)
125	NXP B.V./NXP Funding LLC	7.875	10/15/14	49,375
	Engineering & Construction (0.6%)
175	Edison Mission Energy (j)	7.75	06/15/16	156,625
	Finance - Commercial (0.4%)
175	First Data Corp.	9.875	09/24/15	106,750
	Finance/Rental/Leasing (3.7%)
640	Ford Motor Credit Co. LLC (j)	7.00	10/01/13	442,598
755	Ford Motor Credit Co. LLC (j)	7.25	10/25/11	551,853
				994,451
	Financial Conglomerates (2.2%)
371	General Motors Acceptance Corp. - 144A (a)	6.75	12/01/14	267,034
379	General Motors Acceptance Corp. - 144A (a)	6.875	09/15/11	303,048
29	General Motors Acceptance Corp. - 144A (a)	7.50	12/31/13	21,143
28	General Motors Acceptance Corp. - 144A (a)	8.00	12/31/18	14,683
				605,908
	Food Retail (2.3%)
60	Albertson's, Inc.	7.50	02/15/11	55,500
268	CA FM Lease Trust - 144A (a)	8.50	07/15/17	279,453
210	Supervalu Inc.	7.50	05/15/12	185,850
120	Supervalu Inc. (j)	7.50	11/15/14	99,000
				619,803

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Food: Meat/Fish/Dairy (1.2%)
$290	Michael Foods Inc. (Series B)	8.00%	11/15/13	$250,850
305	Pilgrim's Pride Corp. (b)(c)(j)	7.625	05/01/15	83,875
				334,725
	Forest Products (0.1%)
30	Crown Americas, Inc. (j)	7.625	11/15/13	29,850
	Gas Distributors (0.7%)
285	DYNEGY Holdings Inc.	7.75	06/01/19	198,075
	Home Building (0.1%)
40	Pulte Homes, Inc. (j)	6.375	05/15/33	21,400
	Hospital/Nursing Management (5.8%)
410	Community Health Systems (j)	8.875	07/15/15	379,250
255	HCA, Inc.	5.75	03/15/14	155,550
400	HCA, Inc	6.25	02/15/13	252,000
200	HCA, Inc.	8.70	02/10/10	191,633
180	HCA, Inc. (j)	9.125	11/15/14	167,400
210	Sun Healthcare Group Inc.	9.125	04/15/15	184,800
340	Tenet Healthcare Corp.	7.375	02/01/13	243,950
				1,574,583
	Industrial Specialties (0.9%)
295	JohnsonDiversey, Inc.	9.625	05/15/12	243,375
	Information Technology Services (0.5%)
215	VANGENT INC	9.625	02/15/15	126,044
	Integrated Oil (0.3%)
90	Cimarex Energy Co. (j)	7.125	05/01/17	70,650
	Major Telecommunications (2.0%)
385	Sprint Capital Corp. (j)	6.90	05/01/19	273,799
370	Sprint Nextel Corp. (j)	6.00	12/01/16	261,224
				535,023
	Media Conglomerates (0.8%)
491	CanWest Media Inc. (Canada) (j)	8.00	09/15/12	218,495
	Medical Specialties (0.2%)
65	Invacare Corp.	9.75	02/15/15	57,850
	Medical/Nursing Services (2.1%)
95	DaVita Inc. (j)	6.625	03/15/13	90,725
505	Fresenius Medical Care Capital Trust	7.875	06/15/11	482,275
				573,000
	Metal Fabrications (0.4%)
145	Hexcel Corp.	6.75	02/01/15	110,925

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Miscellaneous (0.3%)
$150	Alfa MTN Invest Ltd. - 144A (a)	9.25%	06/24/13	$86,250
	Miscellaneous Commercial Services (1.2%)
355	Iron Mountain Inc. (j)	8.625	04/01/13	335,475
	Motor Vehicles (0.1%)
215	General Motors Corp. (j)	8.375	07/15/33	38,700
	Oil - Exploration & Production (1.0%)
165	Forest Oil Corp. (j)	7.25	06/15/19	121,275
185	Forest Oil Corp.	7.75	05/01/14	156,325
				277,600
	Oil & Gas Pipelines (2.8%)
115	El Paso Corp.	6.875	06/15/14	93,416
170	El Paso Corp.	7.625	07/15/11	155,845
25	El Paso Corp.	12.00	12/12/13	24,625
375	Pacific Energy Partners/Finance	7.125	06/15/14	327,892
225	Williams Companies, Inc. (The)	7.875	09/01/21	172,433
				774,211
	Oil & Gas Production (5.7%)
445	Chaparral Energy, Inc.	8.50	12/01/15	91,225
70	Chaparral Energy Inc.	8.875	02/01/17	14,350
150	Chesapeake Energy Corp.	6.375	06/15/15	119,250
130	Chesapeake Energy Corp. (j)	6.50	08/15/17	100,100
230	Chesapeake Energy Corp. (j)	7.50	09/15/13	198,950
305	Hilcorp Energy/Finance - 144A (a)	7.75	11/01/15	216,550
255	Newfield Exploration Co. (j)	6.625	09/01/14	210,375
60	Newfield Exploration Co.	7.125	05/15/18	47,700
250	Opti Canada Inc.	8.25	12/15/14	136,250
295	Plains Exploration & Production Co.	7.625	06/01/18	203,550
105	Plains Exploration & Production Co.	7.75	06/15/15	79,800
265	Sandridge Energy - 144A (a)	8.625	04/01/15	140,450
				1,558,550
	Oilfield Services/Equipment (0.5%)
205	CIE Gener de Geophysique S.A. (France)	7.50	05/15/15	128,125
	Pharmaceuticals: Major (0.9%)
260	Warner Chilcott Corp.	8.75	02/01/15	232,700
	Pharmaceuticals: Other (0.3%)
110	Axcan Intermediate Holdings	12.75	03/01/16	92,950
	Publishing: Books/Magazines (0.3%)
327	Dex Media West/Finance	9.875	08/15/13	78,480

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Pulp & Paper (1.9%)
$410	Georgia Pacific Corp. - 144A (a)(j)	7.125%	01/15/17	$346,450
110	Glatfelter P.H.	7.125	05/01/16	96,250
190	NewPage Corp.	10.00	05/01/12	84,550
				527,250
	Real Estate Investment Trusts (1.0%)
105	Host Marriott LP (j)	6.375	03/15/15	78,750
255	Host Marriott LP (j)	7.125	11/01/13	206,550
				285,300
	Restaurants (0.4%)
115	Aramark Corp. (j)	8.50	02/01/15	104,650
	Semiconductors (0.3%)
190	Freescale Semiconductor (j)	8.875	12/15/14	84,550
	Services to the Health Industry (3.3%)
130	Biomet, Inc.	11.625	10/15/17	111,800
230	HEALTHSOUTH Corp. (j)	10.75	06/15/16	212,175
270	National Mentor Holdings Inc.	11.25	07/01/14	213,975
345	Omnicare Inc.	6.75	12/15/13	294,975
70	Omnicare Inc. (j)	6.875	12/15/15	57,750
				890,675
	Specialty Stores (0.2%)
145	Sonic Automotive, Inc. (j)	8.625	08/15/13	54,738
	Specialty Telecommunications (4.6%)
230	American Tower Corp. (j)	7.125	10/15/12	227,700
310	American Tower Corp. (j)	7.50	05/01/12	306,900
125	Citizens Communications	6.25	01/15/13	106,875
260	Citizens Communications	7.125	03/15/19	175,500
390	Qwest Capital Funding, Inc.	7.25	02/15/11	329,550
125	Windstream Corp. (j)	8.125	08/01/13	115,625
				1,262,150
	Telecommunications (0.8%)
135	Nordic Tel Company - 144A (a) (Denmark)	8.875	05/01/16	95,175
125	Qwest Corp.	8.875	03/15/12	116,250
				211,425
	Water Utilities (0.5%)
150	Nalco Co.	7.75	11/15/11	144,750
	Wholesale Distributors (0.7%)
235	RBS Global & Rexnold Corp.	9.50	08/01/14	176,250

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Wireless Telecommunications (1.4%)
$100	MetroPCS Wireless, Inc.	9.25%	11/01/14	$90,000
140	Nextel Communications, Inc.	6.875	10/31/13	59,530
275	Wind Acquisition Finance SA - 144A (a) (Luxembourg)	10.75	12/01/15	237,875
				387,405
	Total Corporate Bonds (Cost $43,737,747)			24,467,881
	Convertible Bonds (1.0%)
	Cable/Satellite TV (0.7%)
220	Charter Communications Inc. - 144A (a)	10.875	09/15/14	177,100
	Oilfield Services/Equipment (0.3%)
140	Key Energy Services, Inc.	8.375	12/01/14	93,100
	Total Convertible Bonds (Cost $288,227)			270,200

NUMBER OF SHARES
	Preferred Stock (0.3%)
	Financial Conglomerates
172	General Motors Acceptance Corp. - 144A (a) (Cost $72,132)	72,132
	Common Stocks (0.1%)
	Casino/Gaming (e)(f) (0.0%)
2,000	Fitzgeralds Gaming Corp. (g)	0
	Food: Specialty/Candy (d)(e)(f) (0.0%)
2,375	SFAC New Holdings Inc. (h)	0
436	SFFB Holdings Inc.	0
		0
	Restaurants (d)(e)(f) (0.1%)
3,374	American Restaurant Group Holdings, Inc.	26,992
	Specialty Telecommunications (d)(e)(i)(f) (0.0%)
12,688	Birch Telecom Inc.	127
	Textiles (d)(e)(f) (0.0%)
298,461	U.S. Leather, Inc.	0

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Wireless Telecommunications (d)(j) (0.0%)
521	USA Mobility, Inc.	$6,028
	Total Common Stocks (Cost $41,765,946)	33,147
	Convertible Preferred Stock (0.0%)
	Finance/Rental/Leasing
895	Fannie Mae Ser 2008-1 (Cost $44,750)	975

		EXPIRATION DATE
	Warrants (e) (0.0%)
	Casino/Gaming (f) (0.0%)
83,500	Aladdin Gaming Enterprises, Inc. - 144A (a)	03/01/10	0
	Personnel Services (f) (0.0%)
42,250	Comforce Corp. - 144A (a)	12/01/09	0
	Total Warrants (Cost $127,585)		0

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (34.1%)
	Securities Held as Collateral on Loaned Securities (28.2%)
	Repurchase Agreements (6.9%)
$776	Bank of America Securities LLC (0.08% - 0.39% dated 12/31/08, due 01/02/09; proceeds $775,659; fully collateralized by U.S. Government Agency securities and common stocks at the date of this Portfolio of Investments as follows: Freddie Mac 5.50% due 06/01/35; Consolidated Edison Inc.; Cognizant Technology Solutions Corp.; Progress Energy, Inc.; valued at $805,123).	775,648
465	Barclay's Capital (0.44% dated 12/31/08, due 01/02/09; proceeds $465,400; fully collateralized by an exchange-traded fund at the date of this Portfolio of Investments as follows: SPDR Trust; valued at $488,658).	465,388
156	Merrill Lynch & Co., Inc. (0.44%, dated 12/31/08, due 01/02/09; proceeds $156,405; fully collateralized by corporate bond securities at the date of this Portfolio of Investments as follows: CSX Corp 6.15% due 05/01/37; Macy's Retail Holdings Inc. 6.625% due 04/01/11; Yum! Brands 8.875% due 04/15/11; Embarq Corp. 7.082% due 06/01/16; Macy's Retail Holdings Inc. 5.35% due 03/15/12; Yum! Brands Inc. 7.70% due 07/01/12; Avnet, Inc. 2.00% due 03/15/34; valued at $162,417).	156,402

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$465	Citigroup (0.44%, dated 12/31/08, due 01/02/09; proceeds $465,400; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Clorox Co.; Copart Inc.; valued at $488,670).	$465,388
	Total Repurchase Agreements (Cost $1,862,826)	1,862,826

NUMBER OF SHARES (000)
	Investment Company (k) (21.3%)
5,802	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $5,802,340)			5,802,340
	Total Securities Held as Collateral on Loaned Securities (Cost $7,665,166)			7,665,166
	Investment Company (k) (5.2%)
1,418	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,418,379)			1,418,379
PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	U.S. Government Obligation (0.7%)
$190	U.S. Treasury Bill (j) (Cost $189,947)	0.72%	01/15/09	189,947
	Total Short-Term Investments (Cost $9,273,492)			9,273,492
	Total Investments (Cost $95,309,879) (l)		125.4%	34,117,827
	Liabilities In Excess of Other Assets		(25.4)	(6,918,171)
	Net Assets		100.0%	$27,199,656

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments ■ December 31, 2008 continued

  (a)  Resale is restricted to qualified institutional investors.

  (b)  Issuer in bankruptcy.

  (c)  Non-income producing security; bond in default.

  (d)  Acquired through exchange offer.

  (e)  Non-income producing security.

  (f)  Securities with total market value equal to $27,119 have been valued at their fair value as determined in good faith under procedures established by and under general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (g)  Resale is restricted, acquired (12/22/98) at a cost basis of $9,020.

  (h)  Resale is restricted, acquired (06/10/99) at a cost basis of $24.

  (i)  Resale is restricted, acquired (between 06/18/98 and 08/25/98) at a cost basis of $6,473,685.

  (j)  All or a portion of this security was on loan at December 31, 2008.

  (k)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (l)  The aggregate cost for federal income tax purposes is $95,553,740. The aggregate gross unrealized appreciation is $269,489 and the aggregate gross unrealized depreciation is $61,705,402, resulting in net unrealized depreciation of $61,435,913.

LONG-TERM CREDIT ANALYSIS (unaudited)
A	6.1%
BBB	1.2
BB	22.0
B	43.4
CCC	24.8
NR	2.5
100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Infrastructure

Portfolio of Investments ■ December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (99.4%) Australia (5.9%)
	Industrial (0.5%)
1,114,700	ConnectEast Group (b)	$430,370
	Investment Trusts/Mutual Funds (1.7%)
1,219,877	Macquarie Infrastructure Group (b)(c)	1,463,113
	Other Transportation (3.7%)
643,429	Macquarie Airports (b)	1,083,668
557,893	Transurban Group (b)(c)	2,142,297
		3,225,965
	Total Australia	5,119,448
	Austria (0.2%)
	Other Transportation
4,952	Flughafen Wien AG (b)	221,417
	Belgium (0.3%)
	Shipping
19,931	Euronav S.A. (b)	273,470
	Bermuda (3.6%)
	Other Transportation (1.2%)
1,026,000	Cosco Pacific Ltd. (b)(e)	1,056,306
	Shipping (1.7%)
30,900	Frontline Ltd. (b)(c)(e)	901,143
18,200	Nordic American Tanker Shipping Ltd. (c)	614,250
		1,515,393
	Marine Shipping (0.7%)
44,900	Ship Finance International Ltd. (c)	496,145
3,800	Tsako Energy Navigation Ltd. (c)	69,616
		565,761
	Total Bermuda	3,137,460

NUMBER OF SHARES		VALUE
	Brazil (1.0%)
	Electric Utilities (0.9%)
800	CPFL Energia S.A. (ADR)	$31,256
11,000	Companhia Energetica de Minas Gerais (ADR)	151,140
55,000	Electropaulo Metropolitanna S.A. (b)	616,838
		799,234
	Water (0.1%)
2,700	Companhia de Saneamento Basico do Estado de San Paulo (ADR) (c)	65,367
	Total Brazil	864,601
	Canada (8.1%)
	Electric Utilities (0.5%)
11,600	Canadian Utilities Ltd.	380,559
	Gas Distributors (5.0%)
162,600	TransCanada Corp. (c)	4,368,928
	Investment Trusts/ Mutual Funds (0.1%)
12,800	Westshore Terminals Income Fund	99,538
	Natural Gas - Pipelines (0.1%)
7,700	AltaGas Income Trust	107,282
	Oil & Gas Pipelines (2.4%)
61,900	Enbridge Inc. (c)	1,983,608
9,600	Pembina Pipeline Income Fund	118,513
		2,102,121
	Total Canada	7,058,428
	Chile (0.5%)
	Electric Utilities
9,900	Enersis S.A. (ADR)	126,126
1,290,445	Enersis S.A. (b)	330,319
	Total Chile	456,445

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Infrastructure

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	China (1.8%)
	Electric Utilities (0.1%)
2,600	Huaneng Power International, Inc. (ADR) (c)	$75,868
	Oil Related (0.2%)
570,200	Dalian Port (PDA) Co. Ltd. (b)	145,126
	Other Transportation (1.5%)
498,000	Beijing Capital International Airport Co. Ltd. (b)	252,258
480,000	Jiangsu Expressway Co. Ltd. (b)	355,720
1,236,000	Zhejiang Expressway Co., Ltd. (H Shares) (b)	731,809
		1,339,787
	Total China	1,560,781
	Czech Republic (0.4%)
	Specialty Telecommunications
16,345	Telefonica 02 Czech Republic A.S. (b)	359,496
	Denmark (0.3%)
	Transportation
22,200	Dampskibsselskabet Torm A.S. (b)	243,970
	Finland (0.5%)
	Electric Utilities
21,276	Fortum Oyj (b)	456,995
	France (7.6%)
	Electric Utilities (0.6%)
9,087	Electricite de France (EDF) (b)(c)	528,144
	Gas Distributors (4.6%)
80,428	GDF Suez (b)(c)	3,983,352
	Other Transportation (1.0%)
12,600	Aeroports de Paris (ADP) (b)	852,700

NUMBER OF SHARES		VALUE
	Transportation (0.8%)
10,631	Societe des autoroutes Paris-Rhin-Rhone (SAPRR) (b)(c)	$738,587
	Waste Management (0.1%)
37,815	Derichebourg S.A. (b)	85,756
	Water Utilities (0.5%)
14,532	Veolia Environnement (b)(c)	456,083
	Total France	6,644,622
	Germany (11.6%)
	Electric Utilities (9.4%)
119,157	E.ON AG (b)	4,818,364
37,977	RWE AG (b)	3,414,000
		8,232,364
	Other Transportation (2.2%)
25,693	Fraport AG (b)(c)	1,122,054
23,429	Hamburger Hafen und Logistik AG (HHLA) (b)	780,334
		1,902,388
	Total Germany	10,134,752
	Hong Kong (3.1%)
	Electric Utilities (1.0%)
129,500	CLP Holdings Ltd. (b)	880,490
	Industrial Conglomerates (0.1%)
94,000	Guangdong Investment Ltd. (b)	37,962
	Other Transportation (2.0%)
898,000	China Merchants Holdings International Co., Ltd. (b)	1,769,564
	Total Hong Kong	2,688,016
	Italy (6.9%)
	Electric Utilities (2.7%)
368,748	Enel S.p.A. (b)	2,358,178
	Industrial (0.3%)
21,500	Ansaldo STS S.p.A (b)	302,922

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Infrastructure

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Other Transportation (3.9%)
185,753	Atlantia S.p.A. (b)	$3,415,806
	Total Italy	6,076,906
	Japan (8.9%)
	Electric Utilities (4.9%)
26,500	Kansai Electric Power Co., Inc. (The) (b)	767,896
103,700	Tokyo Electric Power Co., Inc. (The) (b)	3,462,462
		4,230,358
	Major Telecommunications (0.5%)
86	NIPPON TELEGRAPH & TELEPHONE CORP. (NTT) (b)	462,207
	Marine Shipping (1.3%)
129,000	Kamigumi Co., Ltd. (b)	1,155,253
	Other Transportation (2.2%)
46,700	Japan Airport Terminal Co., Ltd. (b)	627,948
104,000	Mitsubishi Logistics Corp. (b)(c)	1,308,933
		1,936,881
	Total Japan	7,784,699
	Marshall Island (0.2%)
	Marine Shipping
6,432	General Maritime Corp.	69,466
7,000	Teekay Shipping Corp. (c)	137,550
	Total Marshall Island	207,016
	Mexico (1.3%)
	Other Transportation
14,300	Grupo Aeroportuario del Pacifico SAB de CV (ADR) (c)	329,186
68,000	Grupo Aeroportuario del Pacifico SAB de CV (B Shares)	154,330

NUMBER OF SHARES		VALUE
16,400	Grupo Aeroportuario del Sureste SAB de C.V. (ADR) (c)	$613,032
	Total Mexico	1,096,548
	Netherlands (2.0%)
	Transportation - International
5,400	Smit International NV (b)	265,542
38,490	Koninklijke Vopak NV (b)	1,460,437
	Total Netherlands	1,725,979
	New Zealand (0.4%)
	Other Transportation
384,528	Auckland International Airport Ltd. (b)	365,270
	Portugal (1.7%)
	Electric Utilities (0.6%)
138,770	Energias de Portugal, S.A. (b)	523,016
	Other Transportation (1.1%)
127,119	Brisa (b)	949,822
	Total Portugal	1,472,838
	South Korea (0.9%)
	Electric Utilities (0.2%)
19,500	Korea Electric Power Corp. (ADR) (c)	226,395
	Major Telecommunications (0.7%)
25,610	KT Freetel Co., Ltd. (a)(b)	637,056
	Total South Korea	863,451
	Spain (8.4%)
	Electric Utilities (3.4%)
325,074	Iberdola S.A. (b)	3,018,371
	Engineering & Construction (1.4%)
163,789	Cintra Concesiones de Infraestructuras de Transporte S.A. (b)	1,232,303
	Gas Distributors (0.2%)
4,657	Gas Natural SDG, S.A. (b)	127,018

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Infrastructure

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Other Transportation (3.4%)
165,748	Abertis Infraestructuras S.A. (b)	$2,949,495
	Total Spain	7,327,187
	Switzerland (0.4%)
	Transportation - International
1,632	Flughafen Zuerich AG (b)	383,125
	Turkey (0.5%)
	Specialty Telecommunications
188,800	Turk Telekomunikasyon A.S. (a)(b)	427,961
	United Kingdom (5.3%)
	Electric Utilities (2.1%)
32,510	Drax Group PLC (b)	263,537
82,309	National Grid PLC (b)	813,434
43,571	Scottish & Southern Energy PLC (b)	767,191
		1,844,162
	Gas Distributors (2.0%)
466,777	Centrica PLC (b)	1,793,681
	Major Telecommunications (0.2%)
84,324	BT Group PLC (b)	165,679
	Marine Shipping (0.5%)
33,048	Forth Ports PLC (b)	437,780
	Miscellaneous Commercial Services (0.5%)
398,600	BBA Aviation PLC (b)	398,135
	Total United Kingdom	4,639,437
	United States (17.6%)
	Electric Utilities (10.7%)
30,300	AES Corp. (The) (a)	249,672
13,200	Alliant Energy, Inc.	385,176
14,500	American Electric Power Co., Inc. (c)	482,560
34,400	Constellation Energy Group (c)	863,096
19,200	Dominion Resources, Inc. (c)	688,128
42,232	Duke Energy Corp.	633,902

NUMBER OF SHARES		VALUE
7,500	Entergy Corp.	$623,475
27,100	Exelon Corp. (a)	1,507,031
11,100	FirstEnergy Corp.	539,238
15,300	FPL Group, Inc.	770,049
13,800	Integrys Energy Group, Inc. (c)	593,124
15,200	PPL Corp.	466,488
20,100	Public Service Enterprise Group Inc.	586,317
25,200	Southern Co. (The) (c)	932,400
		9,320,656
	Energy (2.7%)
29,700	MDU Resources Group, Inc. (c)	640,926
110,116	Spectra Energy Corp.	1,733,226
		2,374,152
	Gas Distributors (2.9%)
15,200	Atmos Energy Corp.	360,240
10,500	Piedmont Natural Gas Co., Inc. (c)	332,535
4,600	UGI Corp.	112,332
117,900	Williams Companies, Inc. (The) (c)	1,707,192
		2,512,299
	Investment Trust/Mutual Funds (0.2%)
37,000	Macquarie Infrastructure Company LLC (c)	139,490
	Marine Shipping (0.1%)
3,100	Overseas Shipholding Group, Inc. (c)	130,541
	Oil & Gas Pipelines (1.0%)
113,100	El Paso Corp.	885,573
	Oil & Gas Production (0.0%)
6,400	Crosstex Energy , Inc. (c)	24,960
	Total United States	15,387,671
	Total Common Stocks (Cost $82,081,111)	86,977,989

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Infrastructure

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (24.1%) Securities Held as Collateral on Loaned Securities
	Repurchase Agreements (5.9%)
$1,279	Barclays Capital (0.44%, dated 12/31/08, due 01/02/09; proceeds $1,278,987; fully collateralized by SPDR Trust common stock at the date of this Portfolio of Investments; valued at $1,342,904).	$1,278,956
2,132	Bank of America Securities LLC (0.08% - 0.39% dated 12/31/08, due 01/02/09; proceeds $2,131,624; fully collateralized by a U.S. Government Agency security and common stocks at the date of this Portfolio of Investments as follows: Freddie Mac Giant 5.50% due 06/01/35; Consolidated Edison, Inc., Cognizant Technology Solutions Corp. and Progress Energy; valued at $2,212,595).	2,131,592

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$430	Merrill Lynch & Co., Inc. (0.44%, dated 12/31/08, due 01/02/09; proceeds $429,925; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: CSX Corp. 6.15% due 05/01/37; Macy's Retail Holdings Inc. 6.625% due 04/01/11; Yum! Brands Inc. 8.875% due 04/15/11; Embarq Corp. 7.082% due 06/01/16; Macy's Retail Holdings Inc. 5.35% due 03/15/12; Yum! Brands Inc. 7.70% due 07/01/12 and Avnet Inc. 2.00% due 03/15/34; valued at $446,344).	$429,814
1,279	Citigroup (0.44%, dated 12/31/08, due 01/02/09; proceeds $1,278,987; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Clorox Co. (The) and Copart, Inc.; valued at $1,342,938.	1,278,956
	Total Repurchase Agreements (Cost $5,119,318)	5,119,318

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Infrastructure

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES (000)		VALUE
	Investment Company (d) (18.2%)
15,946	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $15,945,678)	$15,945,678
	Total Securities Held as Collateral on Loaned Securities (Cost $21,064,996)	21,064,996
Total Investments (Cost $103,146,107) (f)(g)	123.5%	108,042,985
Liabilities in Excess of Other Assets	(23.5)	(20,546,712)
Net Assets	100.0%	$87,496,273

  ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Securities with a total market value equal to $61,372,163 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (c)  A portion of this security was on loan as of December 31, 2008.

  (d)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (e)  Security trades on a Hong Kong exchange.

  (f)  Securities have been designated as collateral in an amount equal to $2,481,391 in connection with forward foreign currency contracts.

  (g)  The aggregate cost for federal income tax purposes is $103,444,230. The aggregate gross unrealized appreciation is $8,583,075 and the aggregate gross unrealized depreciation is $3,984,320 resulting in net unrealized appreciation of $4,598,755.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Infrastructure

Portfolio of Investments ■ December 31, 2008 continued

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 2008:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$1,586,146	AUD	2,428,270	01/15/09	$103,801
BRL	1,503,090		$618,556	01/15/09	(22,078)
CAD	550,847		$438,607	01/15/09	(7,462)
	$274,337	CHF	328,244	01/15/09	34,100
CLP	240,022,770		$362,025	01/15/09	(13,181)
CZK	6,646,355		$335,624	01/15/09	(8,251)
DKK	1,051,275		$182,894	01/15/09	(13,176)
	$192,738	EUR	148,346	01/15/09	13,317
GBP	286,158		$422,598	01/15/09	11,372
HKD	7,951,685		$1,026,170	01/15/09	67
JPY	77,249,942		$832,524	01/15/09	(19,939)
KRW	699,400,000		$516,544	01/15/09	(39,492)
MXN	1,605,480		$118,093	01/15/09	2,787
NOK	3,878,791		$548,123	01/15/09	(5,169)
	$260,337	NZD	475,068	01/15/09	16,614
TRY	657,024		$416,893	01/15/09	(6,259)
Net Unrealized Appreciation					$47,051

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

CAD  Canadian Dollar.

CHF  Swiss Franc.

CLP  Chilean Peso.

CZK  Czech Republic Koruna.

DKK  Danish Krone.

EUR  Euro.

GBP  British Pound.

HKD  Hong Kong Dollar.

JPY  Japanese Yen.

KRW  South Korean Won.

MXN  Mexican New Peso.

NOK  Norwegian Krone.

NZD  New Zealand Dollar.

TRY  Turkish Lira.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Infrastructure

Summary of Investments ■ December 31, 2008

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Electric Utilities	$33,331,235	38.3%
Other Transportation	21,081,949	24.3
Gas Distributors	12,785,278	14.7
Oil & Gas Pipelines	2,987,694	3.4
Marine Shipping	2,496,351	2.9
Energy	2,374,152	2.7
Transportation - International	2,109,104	2.4
Shipping	1,788,863	2.1
Investment Trust/Mutual Funds	1,702,141	2.0
Major Telecommunications	1,264,942	1.5
Engineering & Construction	1,232,303	1.4
Transportation	982,557	1.1
Specialty Telecommunications	787,457	0.9

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Industrial	$733,292		0.8%
Water Utilities	456,083		0.5
Miscellaneous Commercial Services	398,135		0.5
Oil Related	145,126		0.2
Natural Gas - Pipelines	107,282		0.1
Waste Management	85,756		0.1
Water	65,367		0.1
Industrial Conglomerates	37,962		0.0
Oil & Gas Production	24,960		0.0
	$86,977,989	^	100.0	%^

^  Does not reflect the value of securities held as collateral on loaned securities and open forward foreign currency contracts with net unrealized appreciation of $47,051.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments ■ December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (49.9%)
	Aerospace & Defense (1.2%)
7,480	Raytheon Co.	$381,779
	Airlines (0.3%)
5,570	Continental Airlines, Inc. (Class B) (a)	100,594
	Auto Parts: O.E.M. (0.1%)
2,160	Autoliv, Inc.	46,354
	Beverages: Non-Alcoholic (0.5%)
3,790	Coca-Cola Co. (The)	171,573
	Cable/Satellite TV (1.0%)
18,540	Comcast Corp. (Class A)	312,955
	Chemicals: Major Diversified (1.3%)
7,130	Bayer AG (ADR) (Germany)	423,522
	Computer Communications (0.6%)
12,600	Cisco Systems, Inc. (a)	205,380
	Computer Peripherals (0.1%)
3,660	EMC Corp. (a)	38,320
	Computer Processing Hardware (0.8%)
7,021	Hewlett-Packard Co.	254,792
	Department Stores (0.3%)
9,980	MACY'S Inc.	103,293
	Discount Stores (1.1%)
6,090	Wal-Mart Stores, Inc.	341,405
	Electric Utilities (2.8%)
13,370	American Electric Power Co., Inc.	444,954
2,263	Entergy Corp.	188,123
5,470	FirstEnergy Corp.	265,733
		898,810
	Electronic Production Equipment (0.3%)
6,100	ASML Holding N.V. (NY Registered Shares) (Netherlands)	110,227
	Electronics/Appliances (0.6%)
8,530	Sony Corp. (ADR) (Japan)	186,551
	Financial Conglomerates (2.8%)
26,311	JPMorgan Chase & Co.	829,586
10,965	Mizuho Financial Group, Inc. (ADR) (Japan)	63,268
		892,854

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Food: Major Diversified (2.1%)
6,048	Kraft Foods Inc. (Class A)	$162,389
20,960	Unilever N.V. (NY Registered Shares) (Netherlands)	514,568
		676,957
	Food: Specialty/Candy (1.3%)
11,840	Cadbury PLC (ADR) (United Kingdom)	422,333
	Home Improvement Chains (1.0%)
13,830	Home Depot, Inc. (The)	318,367
	Household/Personal Care (1.3%)
5,140	Estee Lauder Companies, Inc. (The) (Class A)	159,134
1,390	Kimberly-Clark Corp.	73,309
3,020	Procter & Gamble Co. (The)	186,696
		419,139
	Industrial Conglomerates (1.4%)
11,530	General Electric Co.	186,786
2,170	Siemens AG (ADR) (Germany)	164,378
4,040	Tyco International Ltd. (Bermuda)	87,264
		438,428
	Insurance Brokers/Services (1.8%)
23,927	Marsh & McLennan Companies, Inc.	580,708
	Integrated Oil (3.3%)
3,780	BP PLC (ADR) (United Kingdom)	176,677
2,008	ConocoPhillips	104,014
4,560	Exxon Mobil Corp.	364,025
1,400	Hess Corp.	75,096
6,230	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	329,816
		1,049,628
	Investment Banks/Brokers (0.7%)
13,033	Charles Schwab Corp. (The)	210,744
	Major Banks (3.0%)
18,565	Bank of America Corp.	261,395
11,324	KeyCorp	96,480
5,799	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	36,012
6,004	PNC Financial Services Group	294,196
15	Sumitomo Mitsui Financial Group, Inc. (c)	64,976
6,609	SunTrust Banks, Inc.	195,230
		948,289

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Major Telecommunications (1.3%)
12,039	Verizon Communications, Inc.	$408,122
	Media Conglomerates (2.6%)
49,108	Time Warner, Inc.	494,026
17,943	Viacom Inc. (Class B) (a)	341,994
		836,020
	Medical Distributors (0.4%)
3,350	Cardinal Health, Inc.	115,475
	Medical Specialties (1.1%)
16,540	Boston Scientific Corp. (a)	128,020
5,950	Covidien Ltd. (Bermuda)	215,628
		343,648
	Motor Vehicles (0.2%)
4,525	Harley-Davidson, Inc.	76,789
	Oil & Gas Production (2.0%)
3,900	Anadarko Petroleum Corp.	150,345
2,160	Devon Energy Corp.	141,934
5,860	Occidental Petroleum Corp.	351,541
		643,820
	Oilfield Services/Equipment (0.3%)
2,540	Schlumberger Ltd. (Netherlands Antilles)	107,518
	Other Consumer Services (0.8%)
17,730	eBay Inc. (a)	247,511
	Packaged Software (0.1%)
2,796	Symantec Corp. (a)	37,802
	Personnel Services (0.3%)
1,740	Manpower, Inc.	59,143
1,600	Robert Half International, Inc.	33,312
		92,455
	Pharmaceuticals: Major (6.0%)
6,860	Abbott Laboratories	366,118
15,130	Bristol-Myers Squibb Co.	351,773
5,520	Novartis AG (ADR) (Switzerland)	274,675
4,050	Roche Holdings Ltd. (ADR) (Switzerland)	309,785
25,580	Schering-Plough Corp.	435,627
4,710	Wyeth	176,672
		1,914,650
	Precious Metals (0.8%)
5,850	Newmont Mining Corp.	238,095

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Property - Casualty Insurers (2.3%)
6,724	Chubb Corp. (The)	$342,924
8,645	St. Paul Travelers Companies, Inc. (The)	390,754
		733,678
	Restaurants (0.3%)
9,450	Starbucks Corp. (a)	89,397
	Semiconductors (0.5%)
10,589	Intel Corp.	155,235
	Telecommunication Equipment (0.2%)
28,570	Alcatel-Lucent (ADR) (France)	61,426
	Tobacco (0.5%)
3,900	Philip Morris International Inc.	169,689
	Total Common Stocks (Cost $20,198,109)	15,804,332

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Convertible Bonds (21.4%)
	Beverages: Alcoholic (4.5%)
$1,200	Molson Coors Brewing Co.	2.50%	07/30/13	1,437,000
	Electric Utilities (1.4%)
173	PG&E Corp.	9.50	06/30/10	450,233
	Electronic Distributors (2.8%)
900	Avnet, Inc.	2.00	03/15/34	889,875
	Hotels/Resorts/Cruiselines (3.2%)
1,600	Carnival Corp.	0.50	04/29/33	1,004,000
	Precious Metals (3.4%)
1,000	Newmont Mining Corp.	1.25	07/15/14	1,075,000
	Semiconductors (4.0%)
1,450	Intel Corp. - 144A (b)	2.95	12/15/35	1,263,312
	Wholesale Distributors (2.1%)
1,200	WESCO International Inc.	1.75	11/15/26	667,500
	Total Convertible Bonds (Cost $7,225,200)			6,786,920
	Corporate Bonds (16.0%)
	Building Products (3.8%)
1,200	American Standard, Inc.	8.25	06/01/09	1,207,403

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL THOUSANDS	AMOUNT IN	RATE	COUPON DATE	MATURITY VALUE
	Home Building (3.5%)
$1,200	Toll Corp.	8.25%	02/01/11	$1,104,000
	Hotels/Resorts/Cruiselines (4.7%)
2,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	1,491,008
	Industrial Specialties (4.0%)
1,500	Buckeye Technologies Inc.	8.50	10/01/13	1,282,500
	Total Corporate Bonds (Cost $6,032,144)			5,084,911

NUMBER OF SHARES
	Convertible Preferred Stocks (6.2%)
	Financial Conglomerates (0.5%)
5,280	Citigroup Inc. (Series T) $3.25	147,787
	Finance/Rental/Leasing (1.0%)
10,500	CIT Group Inc. (Series C) $4.375	303,030
	Major Banks (0.5%)
260	Bank of America Corp. (Series L) $72.50	169,000
	Pharmaceuticals: Major (2.2%)
4,000	Schering-Plough Corp. $15.00	698,000
	Real Estate Investment Trusts (0.9%)
9,000	Equity Residential Properties Trust (Series E) $1.75	297,000
	Telecommunication Equipment (1.1%)
1,000	Lucent Technologies Capital Trust I $77.50	340,000
	Total Convertible Preferred Stocks (Cost $3,420,537)	1,954,817
	Investment Trusts/Mutual Funds (1.2%)
22,389	Financial Select Sector SPDR Fund (ETF)	280,310
1,882	KBW Regional Banking SPDR Fund (ETF)	54,879
426	Regional Bank HOLDRs Trust	32,218
	Total Investment Trusts/Mutual Funds (Cost $674,471)	367,407

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES (000)			VALUE
	Short-Term Investment (d) (4.9%)
	Investment Company
1,565	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,565,053)		$1,565,053
	Total Investments (Cost $39,115,514) (e)	99.6%	31,563,440
	Other Assets in Excess of Liabilities	0.4	116,955
	Net Assets	100.0%	$31,680,395

  ADR  American Depositary Receipt.

  ETF  Exchange Traded Fund.

  (a)  Non-income producing security.

  (b)  Resale is restricted to qualified institutional investors.

  (c)  A security with a market value equal to $64,976 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (d)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (e)  The aggregate cost for federal income tax purposes is $39,486,939. The aggregate gross unrealized appreciation is $1,188,990 and the aggregate gross unrealized depreciation is $9,112,489, resulting in net unrealized depreciation of $7,923,499.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Income Builder

Summary of Investments ■ December 31, 2008

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Major	$2,612,650	8.3%
Hotels/Resorts/Cruiselines	2,495,008	7.9
Investment Company	1,565,053	5.0
Beverages: Alcoholic	1,437,000	4.6
Semiconductors	1,418,547	4.5
Electric Utilities	1,349,043	4.3
Precious Metals	1,313,095	4.2
Industrial Specialties	1,282,500	4.1
Building Products	1,207,403	3.8
Major Banks	1,117,289	3.5
Home Building	1,104,000	3.5
Integrated Oil	1,049,628	3.3
Financial Conglomerates	1,040,641	3.3
Electronic Distributors	889,875	2.8
Media Conglomerates	836,020	2.7
Property - Casualty Insurers	733,678	2.3
Food: Major Diversified	676,957	2.1
Wholesale Distributors	667,500	2.1
Oil & Gas Production	643,820	2.0
Insurance Brokers/Services	580,708	1.8
Industrial Conglomerates	438,428	1.4
Chemicals: Major Diversified	423,522	1.3
Food: Specialty/Candy	422,333	1.3
Household/Personal Care	419,139	1.3
Major Telecommunications	408,122	1.3
Telecommunication Equipment	401,426	1.3

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Aerospace & Defense	$381,779	1.2%
Investment Trusts/Mutual Funds	367,407	1.2
Medical Specialties	343,648	1.1
Discount Stores	341,405	1.1
Home Improvement Chains	318,367	1.0
Cable/Satellite TV	312,955	1.0
Finance/Rental/Leasing	303,030	1.0
Real Estate Investment Trusts	297,000	0.9
Computer Processing Hardware	254,792	0.8
Other Consumer Services	247,511	0.8
Investment Banks/Brokers	210,744	0.7
Computer Communications	205,380	0.7
Electronics/Appliances	186,551	0.6
Beverages: Non-Alcoholic	171,573	0.5
Tobacco	169,689	0.5
Medical Distributors	115,475	0.4
Electronic Production Equipment	110,227	0.4
Oilfield Services/Equipment	107,518	0.3
Department Stores	103,293	0.3
Airlines	100,594	0.3
Personnel Services	92,455	0.3
Restaurants	89,397	0.3
Motor Vehicles	76,789	0.2
Auto Parts: O.E.M.	46,354	0.2
Computer Peripherals	38,320	0.1
Packaged Software	37,802	0.1
	$31,563,440	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Dividend Growth

Portfolio of Investments ■ December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (97.9%)
	Aerospace & Defense (3.7%)
40,200	Boeing Co.	$1,715,334
25,610	L-3 Communications Holdings, Inc.	1,889,506
51,926	Northrop Grumman Corp.	2,338,747
60,100	Raytheon Co.	3,067,504
		9,011,091
	Agricultural Commodities/ Milling (1.0%)
45,360	Bunge Ltd. (Bermuda)	2,348,287
	Apparel/Footwear (1.9%)
50,440	Nike, Inc. (Class B)	2,572,440
39,449	V.F. Corp.	2,160,622
		4,733,062
	Apparel/Footwear Retail (1.2%)
225,430	Gap, Inc. (The)	3,018,508
	Auto Parts: O.E.M. (0.8%)
39,740	Eaton Corp.	1,975,475
	Biotechnology (1.3%)
55,000	Amgen Inc. (a)	3,176,250
	Chemicals: Agricultural (1.2%)
41,038	Monsanto Co.	2,887,023
	Computer Communications (1.2%)
178,127	Cisco Systems, Inc. (a)	2,903,470
	Computer Processing Hardware (1.4%)
96,220	Hewlett-Packard Co.	3,491,824
	Contract Drilling (1.2%)
61,070	Transocean, Ltd. (Switzerland) (a)	2,885,558
	Drugstore Chains (1.7%)
145,237	CVS/Caremark Corp.	4,174,111
	Electric Utilities (4.1%)
108,183	Exelon Corp.	6,016,057
37,240	FirstEnergy Corp.	1,809,119

NUMBER OF SHARES		VALUE
72,220	Public Service Enterprise Group Inc.	$2,106,657
		9,931,833
	Engineering & Construction (3.0%)
78,890	Fluor Corp.	3,539,794
76,720	Jacobs Engineering Group, Inc. (a)	3,690,232
		7,230,026
	Financial Conglomerates (2.1%)
163,282	JPMorgan Chase & Co.	5,148,282
	Hotels/Resorts/ Cruiselines (0.9%)
152,590	Royal Caribbean Cruises Ltd. (Liberia)	2,098,113
	Household/Personal Care (3.1%)
121,384	Procter & Gamble Co. (The)	7,503,959
	Industrial Conglomerates (6.7%)
444,107	General Electric Co.	7,194,533
172,299	United Technologies Corp.	9,235,226
		16,429,759
	Information Technology Services (1.9%)
55,360	International Business Machines Corp.	4,659,098
	Integrated Oil (6.1%)
64,970	BP PLC (ADR) (United Kingdom)	3,036,698
112,183	Exxon Mobil Corp.	8,955,569
102,620	Marathon Oil Corp.	2,807,683
		14,799,950
	Internet Retail (1.5%)
167,850	GameStop Corp. (Class A) (a)	3,635,631
	Internet Software/ Services (1.1%)
8,891	Google Inc. (Class A) (a)	2,735,316

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Dividend Growth

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Investment Banks/ Brokers (0.8%)
22,778	Goldman Sachs Group, Inc. (The)	$1,922,235
	Life/Health Insurance (3.3%)
94,990	Aflac, Inc.	4,354,342
39,142	Lincoln National Corp.	737,435
87,655	MetLife, Inc. (Note 4)	3,055,653
		8,147,430
	Major Banks (3.0%)
224,030	Bank of America Corp.	3,154,342
144,787	Bank of New York Mellon Corp.	4,101,816
		7,256,158
	Major Telecommunications (1.9%)
167,600	AT&T Inc.	4,776,600
	Managed Health Care (1.5%)
85,140	WellPoint Inc. (a)	3,586,948
	Media Conglomerates (1.7%)
183,630	Disney (Walt) Co. (The)	4,166,565
	Medical Specialties (1.1%)
75,280	Covidien Ltd. (Bermuda)	2,728,147
	Office Equipment/ Supplies (1.3%)
126,006	Pitney Bowes, Inc.	3,210,633
	Oil & Gas Production (2.5%)
44,370	Occidental Petroleum Corp.	2,661,756
98,793	XTO Energy, Inc.	3,484,429
		6,146,185
	Oil Refining/Marketing (1.9%)
209,480	Valero Energy Corp.	4,533,147
	Oilfield Services/ Equipment (1.0%)
135,800	Halliburton Co.	2,468,844
	Packaged Software (4.5%)
353,597	Microsoft Corp.	6,873,926
225,430	Oracle Corp. (a)	3,996,874
		10,870,800

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Generic Drugs (1.5%)
142,720	Watson Pharmaceuticals, Inc. (a)	$3,792,070
	Pharmaceuticals: Major (8.0%)
72,295	Johnson & Johnson	4,325,410
444,844	Pfizer, Inc.	7,878,187
197,252	Wyeth	7,398,923
		19,602,520
	Property - Casualty Insurers (4.0%)
92,970	ACE Ltd. (Switzerland)	4,919,972
144,320	Allstate Corp. (The) (Note 4)	4,727,923
		9,647,895
	Pulp & Paper (0.7%)
150,190	International Paper Co.	1,772,242
	Railroads (0.8%)
56,880	CSX Corp.	1,846,894
	Restaurants (2.7%)
105,140	McDonald's Corp.	6,538,657
	Semiconductors (1.1%)
178,444	Intel Corp.	2,615,989
	Specialty Telecommunications (0.0%)
1,048	FairPoint Communications, Inc.	3,437
	Steel (1.7%)
50,300	Nucor Corp.	2,323,860
46,890	United States Steel Corp.	1,744,308
		4,068,168
	Tobacco (4.3%)
177,968	Altria Group, Inc.	2,680,198
177,968	Philip Morris International Inc.	7,743,388
		10,423,586
	Trucks/Construction/ Farm Machinery (1.5%)
81,750	Caterpillar Inc.	3,651,773
	Total Common Stocks (Cost $292,936,306)	238,553,549

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Dividend Growth

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (b) (1.4%) Investment Company
3,469	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,469,382)	$3,469,382
Total Investments (Cost $296,405,688) (c)	99.3%	242,022,931
Other Assets in Excess of Liabilities	0.7	1,586,691
Net Assets	100.0%	$243,609,622

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  See Note 4 to the financial statements regarding Investments in Morgan Stanley Liquidity Funds - Money Market Portfolio - Institutional Class.

  (c)  The aggregate cost for federal income tax purposes is $296,911,126. The aggregate gross unrealized appreciation is $14,729,339 and the aggregate gross unrealized depreciation is $69,617,534, resulting in net unrealized depreciation of $54,888,195.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Dividend Growth

Summary of Investments ■ December 31, 2008

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Major	$19,602,520	8.1%
Industrial Conglomerates	16,429,759	6.8
Integrated Oil	14,799,950	6.1
Packaged Software	10,870,800	4.5
Tobacco	10,423,586	4.3
Electric Utilities	9,931,833	4.1
Property - Casualty Insurers	9,647,895	4.0
Aerospace & Defense	9,011,091	3.7
Life/Health Insurance	8,147,430	3.4
Household/Personal Care	7,503,959	3.1
Major Banks	7,256,158	3.0
Engineering & Construction	7,230,026	3.0
Restaurants	6,538,657	2.7
Oil & Gas Production	6,146,185	2.5
Financial Conglomerates	5,148,282	2.1
Major Telecommunications	4,776,600	2.0
Apparel/Footwear	4,733,062	2.0
Information Technology Services	4,659,098	1.9
Oil Refining/Marketing	4,533,147	1.9
Drugstore Chains	4,174,111	1.7
Media Conglomerates	4,166,565	1.7
Steel	4,068,168	1.7
Pharmaceuticals: Generic Drugs	3,792,070	1.6
Trucks/Construction/ Farm Machinery	3,651,773	1.5

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Internet Retail	$3,635,631	1.5%
Managed Health Care	3,586,948	1.5
Computer Processing Hardware	3,491,824	1.4
Investment Company	3,469,382	1.4
Office Equipment/Supplies	3,210,633	1.3
Biotechnology	3,176,250	1.3
Apparel/Footwear Retail	3,018,508	1.3
Computer Communications	2,903,470	1.2
Chemicals: Agricultural	2,887,023	1.2
Contract Drilling	2,885,558	1.2
Internet Software/Services	2,735,316	1.1
Medical Specialties	2,728,147	1.1
Semiconductors	2,615,989	1.1
Oilfield Services/Equipment	2,468,844	1.0
Agricultural Commodities/ Milling	2,348,287	1.0
Hotels/Resorts/Cruiselines	2,098,113	0.9
Auto Parts: O.E.M.	1,975,475	0.8
Investment Banks/Brokers	1,922,235	0.8
Railroads	1,846,894	0.8
Pulp & Paper	1,772,242	0.7
Specialty Telecommunications	3,437	0.0
	$242,022,931	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments ■ December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (97.5%)
	Australia (b) (0.7%)
	Food: Major Diversified
721,274	Goodman Fielder Ltd.	$671,283
	Austria (b) (0.5%)
	Major Telecommunications
33,321	Telekom Austria AG	481,623
	Finland (b) (3.3%)
	Major Telecommunications
62,529	Elisa Oyj	1,082,335
	Pharmaceuticals: Other
56,070	Orion Oyj (Class B)	949,207
	Telecommunication Equipment
62,929	Nokia Oyj	975,582
	Total Finland	3,007,124
	France (b) (9.9%)
	Electrical Products
52,722	Legrand S.A. (c)	1,013,049
	Gas Distributors
34,878	Gdf Suez (c)	1,727,401
	Integrated Oil
26,698	Total S.A.	1,455,511
	Major Telecommunications
102,287	France Telecom S.A.	2,861,083
	Metal Fabrications
8,827	Vallourec S.A.	1,003,942
	Office Equipment/Supplies
11,386	Neopost S.A.	1,030,584
	Total France	9,091,570
	Germany (b) (6.6%)
	Aerospace & Defense
45,513	MTU Aero Engines Holding AG	1,254,256
	Chemicals: Specialty
116,528	Symrise AG	1,645,816

NUMBER OF SHARES		VALUE
	Electric Utilities
40,822	E.ON AG	$1,650,723
16,859	RWE AG	1,515,565
		3,166,288
	Total Germany	6,066,360
	Greece (b) (2.1%)
	Casino/Gaming
67,290	Greek Organisation of Football Prognostics S.A.	1,935,822
	Ireland (b) (1.6%)
	Industrial Conglomerates
103,880	DCC PLC	1,511,504
	Italy (b) (2.7%)
	Integrated Oil
106,011	Eni S.p.A.	2,512,021
	Japan (b) (7.2%)
	Electronic Components
85,200	Hoya Corp. (c)	1,480,081
29,000	TDK Corp.	1,065,040
		2,545,121
	Industrial Machinery
101,000	Amada Co., Ltd.	488,907
115,000	Daifuku Co., Ltd.	670,093
		1,159,000
	Pharmaceuticals: Other
26,300	Ono Pharmaceutical Co., Ltd.	1,367,496
	Recreational Products
2,485	Nintendo Co., Ltd.	954,724
	Regional Banks
37,300	Tokyo Tomin Bank, Ltd. (The)	603,456
	Total Japan	6,629,797

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Netherlands (b) (10.9%)
	Agricultural Commodities/ Milling
45,918	Nutreco Holding NV	$1,508,636
	Food: Major Diversified
57,327	Unilever N.V. (Share Certificates)	1,389,038
	Major Telecommunications
187,860	Koninklijke (Royal) KPN N.V.	2,724,127
	Publishing: Books/Magazines
161,982	Reed Elsevier N.V.	1,908,483
129,039	Wolters Kluwer N.V.	2,437,014
		4,345,497
	Total Netherlands	9,967,298
	Norway (b) (0.6%)
	Publishing: Newspapers
42,100	Schibsted ASA (c)	502,735
	Singapore (b) (1.1%)
	Other Transportation
972,000	ComfortDelGro Corp., Ltd.	983,949
	Spain (b) (3.1%)
	Major Telecommunications
128,558	Telefonica S.A.	2,881,683
	Sweden (b) (0.7%)
	Aerospace & Defense
65,000	Saab AB (B Shares)	594,044
	Telecommunication Equipment
1	Telefonaktiebolaget LM Ericsson (B Shares)	5
	Total Sweden	594,049
	Taiwan (1.1%)
	Major Telecommunications
65,893	Chunghwa Telecom Co., Ltd. (ADR)	1,027,931

NUMBER OF SHARES		VALUE
	United Kingdom (b) (18.9%)
	Aerospace & Defense
214,513	Meggitt PLC	$497,613
	Beverages: Alcoholic
65,276	Diageo PLC	908,025
	Beverages: Non-Alcoholic
312,096	Britvic PLC	1,190,836
	Electric Utilities
80,804	Scottish & Southern Energy PLC	1,422,784
	Industrial Machinery
107,352	Charter International PLC	512,248
	Industrial Specialties
18,237	Filtrona PLC	36,054
	Integrated Oil
237,569	BP PLC	1,820,325
72,193	Royal Dutch Shell PLC (A Shares)	1,887,151
		3,707,476
	Pharmaceuticals: Major
97,332	GlaxoSmithKline PLC	1,806,913
	Railroads
128,455	National Express Group PLC	916,372
	Tobacco
106,243	British American Tobacco PLC	2,760,554
	Wireless Telecommunications
1,803,199	Vodafone Group PLC	3,630,050
	Total United Kingdom	17,388,925
	United States (26.5%)
	Beverages: Non-Alcoholic
1	Dr Pepper Snapple Group Inc.	15
	Electric Utilities
28,160	Allete, Inc. (c)	908,723

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
46,539	Portland General Electric Co.	$906,114
		1,814,837
	Household/Personal Care
39,742	Kimberly-Clark Corp.	2,095,993
	Major Telecommunications
93,094	AT&T Inc.	2,653,179
78,958	Verizon Communications, Inc.	2,676,676
		5,329,855
	Other Consumer Specialties
22,216	Fortune Brands, Inc. (c)	917,076
	Pharmaceuticals: Major
144,012	Bristol-Myers Squibb Co.	3,348,279
37,501	Eli Lilly & Co.	1,510,165
79,172	Pfizer, Inc.	1,402,136
		6,260,580
	Pulp & Paper
9,655	Clearwater Paper Corp. (c)(a)	81,004
	Real Estate Investment Trusts
33,792	Potlatch Corp. (c)	878,930
	Tobacco
82,487	Philip Morris International Inc.	3,589,009
84,054	Reynolds American, Inc. (c)	3,388,217
		6,977,226
	Total United States	24,355,516
	Total Common Stocks (Cost $81,326,607)	89,609,190

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (10.8%)
	Securities Held as Collateral on Loaned Securities
	Repurchase Agreements (2.1%)
$472	Barclays Capital (0.44%, dated 12/31/08, due 01/02/09; proceeds $472,004; fully collateralized by SPDR Trust common stock at the date of this Portfolio of Investments; valued at $495,552).	$471,998
787	Bank of America Securities LLC (0.08% - 0.39% dated 12/31/08, due 01/02/09; proceeds $786,670; fully collateralized by U.S. Government Agency security and common stocks at the date of this Portfolio of Investments as follows: Freddie Mac Giant 5.50% due 06/01/35; Consolidated Edison, Inc., Cognizant Technology Solutions Corp. and Progress Energy; valued at $815,053).	786,664

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$159	Merrill Lynch & Co., Inc. (0.44%, dated 12/31/08, due 01/02/09; proceeds $158,625; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: CSX Corp. 6.15% due 05/01/37; Macy's Retail Holdings Inc. 6.625% due 04/01/11; Yum! Brands Inc. 8.875% due 04/15/11; Embarq Corp. 7.082% due 06/01/16; Macy's Retail Holdings Inc. 5.35% due 03/15/12; Yum! Brands Inc. 7.70% due 07/01/12 and Avnet Inc. 2.00% due 03/15/34; valued at $162,582).	$158,623
472	Citigroup (0.44%, dated 12/31/08, due 01/02/09; proceeds $472,004; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Clorox Co. (The) and Copart, Inc.; valued at $495,552.	471,998
	Total Repurchase Agreements (Cost $1,889,283)	1,889,283

NUMBER OF SHARES (000)		VALUE
	Investment Company (d) (6.4%)
5,885	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $5,884,751)	$5,884,751
	Total Securities Held as Collateral on Loaned Securities (Cost $7,774,034)	7,774,034
	Investment Company (d) (2.3%)
2,118	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,118,328)	2,118,328
	Total Short Term Investment (Cost $9,892,362)	9,892,362
Total Investments (Cost $91,218,969) (e)	108.3%	99,501,552
Liabilities in Excess of Other Assets	(8.3)	(7,644,903)
Net Assets	100.0%	$91,856,649

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments ■ December 31, 2008 continued

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Securities with a total market value of $64,225,743 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (c)  All or a portion of this security was on loan as of December 31, 2008.

  (d)  See Note 4 to the financial statements regarding Investments in Morgan Stanley Liquidity Money Market Portfolio - Institutional Class.

  (e)  The aggregate cost for federal income tax purposes is $91,351,141. The aggregate gross unrealized appreciation is $9,260,186 and the aggregate gross unrealized depreciation is $1,109,775, resulting in net unrealized appreciation of $8,150,411.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 2008:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	77,320		$53,258	01/05/09	$(649)
	$6,426,200	EUR	4,600,000	01/27/09	(40,025)
EUR	13,300,000		$17,606,540	01/27/09	(857,835)
EUR	2,200,000		$3,168,605	01/27/09	114,347
GBP	1,750,000	JPY	239,067,500	01/27/09	124,705
GBP	1,750,000		$2,612,680	01/27/09	98,620
GBP	2,650,000	JPY	361,460,000	01/27/09	182,697
JPY	233,738,750	GBP	1,750,000	01/27/09	(65,888)
Net Unrealized Depreciation					$(444,028)

Currency Abbreviations :

AUD  Australian Dollar.

EUR  Euro.

GBP  British Pound.

JPY  Japanese Yen.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Dividend Growth

Summary of Investments ■ December 31, 2008

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Major Telecommunications	$16,388,637	17.9%
Tobacco	9,737,780	10.6
Pharmaceuticals: Major	8,067,493	8.8
Integrated Oil	7,675,008	8.4
Electric Utilities	6,403,909	7.0
Publishing: Books/Magazines	4,345,497	4.7
Wireless Telecommunications	3,630,050	4.0
Electronic Components	2,545,121	2.8
Aerospace & Defense	2,345,913	2.6
Pharmaceuticals: Other	2,316,703	2.5
Short-Term Investments	2,118,328	2.3
Household/Personal Care	2,095,993	2.3
Food: Major Diversified	2,060,321	2.2
Casino/Gaming	1,935,822	2.1
Gas Distributors	1,727,401	1.9
Industrial Machinery	1,671,248	1.8
Chemicals: Specialty	1,645,816	1.8
Industrial Conglomerates	1,511,504	1.6
Agricultural Commodities/Milling	1,508,636	1.6
Beverages: Non-Alcoholic	1,190,851	1.3

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Office Equipment/Supplies	$1,030,584		1.1%
Electrical Products	1,013,049		1.1
Metal Fabrications	1,003,942		1.1
Other Transportation	983,949		1.1
Telecommunication Equipment	975,587		1.1
Recreational Products	954,724		1.0
Other Consumer Specialties	917,076		1.0
Railroads	916,372		1.0
Beverages: Alcoholic	908,025		1.0
Real Estate Investment Trusts	878,930		1.0
Regional Banks	603,456		0.7
Publishing: Newspapers	502,735		0.5
Pulp & Paper	81,004		0.1
Industrial Specialties	36,054		0.0
	$91,727,518	^	100.0	%^

^  Does not include open forward foreign currency contracts with a net unrealized depreciation of $444,028. Also does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (c) (95.9%) Austria (1.3%)
	Major Telecommunications
67,888	Telekom Austria AG	$981,256
	Belgium (1.2%)
	Other Metals/Minerals
44,189	Umicore	871,917
	France (8.6%)
	Electric Utilities
25,325	Electricite de France (EDF) (b)	1,471,910
	Electrical Products
20,554	Schneider Electric S.A.	1,535,307
	Gas Distributors
45,228	Gaz de France (GDF)	2,240,004
	Major Banks
30,433	BNP Paribas	1,285,074
	Total France	6,532,295
	Germany (13.2%)
	Industrial Conglomerates
21,653	MAN AG	1,194,215
31,459	Siemens AG (Registered Shares) (b)	2,356,290
		3,550,505
	Major Banks
105,321	Commerzbank AG (b)	1,003,953
	Multi-Line Insurance
15,874	Allianz SE (Registered Shares)	1,702,612
11,657	Muenchener Rueckversicherungs- Gesellschaft AG (Registered Shares)	1,831,860
		3,534,472
	Pharmaceuticals: Other
31,653	Bayer AG	1,859,445
	Total Germany	9,948,375

NUMBER OF SHARES		VALUE
	Italy (3.4%)
	Integrated Oil
109,501	Eni SpA	$2,594,719
	Netherlands (4.1%)
	Major Telecommunications
121,806	Koninklijke (Royal) KPN NV	1,766,289
	Publishing: Books/Magazines
68,251	Wolters Kluwer NV	1,288,980
	Total Netherlands	3,055,269
	Spain (5.9%)
	Major Banks
136,750	Banco Bilbao Vizcaya Argentaria, S.A.	1,677,994
	Major Telecommunications
125,080	Telefonica S.A.	2,803,723
	Total Spain	4,481,717
	Switzerland (20.3%)
	Financial Conglomerates
103,399	UBS AG (Registered Shares)	1,499,675
	Food: Major Diversified
132,988	Nestle S.A. (Registered Shares)	5,241,400
	Multi-Line Insurance
7,279	Zurich Financial Services AG (Registered Shares)	1,580,092
	Pharmaceuticals: Major
74,527	Novartis AG (Registered Shares)	3,734,137
21,357	Roche Holding AG	3,287,562
		7,021,699
	Total Switzerland	15,342,866
	United Kingdom (37.9%)
	Aerospace & Defense
293,160	BAE Systems PLC	1,597,799
241,019	Rolls-Royce Group PLC (a)	1,180,728
		2,778,527

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Food Retail
319,328	Morrison (W.M.) Supermarkets PLC	$1,295,123
371,806	Tesco PLC	1,937,080
		3,232,203
	Integrated Oil
136,145	BG Group PLC	1,890,208
163,895	Royal Dutch Shell PLC (A Shares)	4,284,274
		6,174,482
	Investment Managers
150,136	Man Group PLC	518,210
	Life/Health Insurance
164,678	Prudential PLC	1,002,596
	Major Banks
267,205	HSBC Holdings PLC	2,557,483
	Other Metals/Minerals
62,539	Anglo American PLC	1,428,490
	Pharmaceuticals: Major
141,994	GlaxoSmithKline PLC	2,636,037
	Publishing: Books/Magazines
125,495	Reed Elsevier PLC	914,712
	Tobacco
85,984	British American Tobacco PLC	2,234,157
76,953	Imperial Tobacco Group PLC	2,055,658
		4,289,815
	Wireless Telecommunications
1,568,394	Vodafone Group PLC	3,157,360
	Total United Kingdom	28,689,915
	Total Common Stocks (Cost $86,143,951)	72,498,329
	Preferred Stock (c) (1.5%) Germany
	Medical Specialties
18,823	Fresenius SE (Cost $1,505,949)	1,102,982

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
	Short-Term Investments (5.2%) Securities Held as Collateral on Loaned Securities Repurchase Agreements (0.7%)
$135	Barclays Capital (0.44%, dated 12/31/08, due 01/02/09; proceeds $134,701; fully collateralized by SPDR Trust common stock at the date of this Portfolio of Investments; valued at $141,419).	$134,698
224	Bank of America Securities LLC (0.08% - 0.39% dated 12/31/08, due 01/02/09; proceeds $224,500; fully collateralized by a U.S. Government Agency security and common stocks at the date of this Portfolio of Investments as follows: Freddie Mac Giant 5.50% due 06/01/35; Consolidated Edison, Inc., Cognizant Technology Solutions Corp. and Progress Energy; valued at $232,598).	224,497

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		VALUE
$45	Merrill Lynch & Co., Inc. (0.44%, dated 12/31/08, due 01/02/09; proceeds $45,269; fully collateralized by corporate bonds at the date of this Portfolio of Investments as follows: CSX Corp. 6.15% due 05/01/37; Macy's Retail Holdings Inc. 6.625% due 04/01/11; Yum! Brands Inc. 8.875% due 04/15/11; Embarq Corp. 7.082% due 06/01/16; Macy's Retail Holdings Inc. 5.35% due 03/15/12; Yum! Brands Inc. 7.70% due 07/01/12 and Avnet Inc. 2.00% due 03/15/34; valued at $47,004).	$45,267
135	Citigroup (0.44%, dated 12/31/08, due 01/02/09; proceeds $134,701; fully collateralized by common stocks at the date of this Portfolio of Investments as follows: Clorox Co. (The) and Copart, Inc.; valued at $141,423.	134,698
	Total Repurchase Agreements (Cost $539,160)	539,160

NUMBER OF SHARES (000)		VALUE
	Investment Company (d) (2.2%)
1,679	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,679,377)	$1,679,377
	Total Securities Held as Collateral on Loaned Securities (Cost $2,218,537)	2,218,537
	Investment Company (d) (2.3%)
1,714	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,714,215)	1,714,215
	Total Short-Term Investments (Cost $3,932,752)	3,932,752
Total Investments (Cost $91,582,652) (e)	102.6%	77,534,063
Liabilities in Excess of Other Assets	(2.6)	(1,954,907)
Net Assets	100.0%	$75,579,156

  (a)  Non-income producing security.

  (b)  A portion of this security was on loan as of December 31, 2008.

  (c)  Securities with a total market value equal to $73,601,311 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (d)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (e)  The aggregate cost for federal income tax purposes is $92,405,456. The aggregate gross unrealized appreciation is $5,957,954 and the aggregate gross unrealized depreciation is $20,829,347 resulting in net unrealized depreciation of $14,871,393.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - European Equity

Summary of Investments ■ December 31, 2008

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Major	$9,657,737	12.8%
Integrated Oil	8,769,202	11.6
Major Banks	6,524,504	8.7
Major Telecommunications	5,551,267	7.4
Food: Major Diversified	5,241,400	7.0
Multi-Line Insurance	5,114,564	6.8
Tobacco	4,289,815	5.7
Industrial Conglomerates	3,550,505	4.7
Food Retail	3,232,202	4.3
Wireless Telecommunications	3,157,360	4.2
Aerospace & Defense	2,778,527	3.7
Other Metals/Minerals	2,300,407	3.0
Gas Distributors	2,240,004	3.0

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Publishing: Books/Magazines	$2,203,692		2.9%
Pharmaceuticals: Other	1,859,445		2.5
Short-Term Investments	1,714,215		2.3
Electrical Products	1,535,307		2.0
Financial Conglomerates	1,499,675		2.0
Electric Utilities	1,471,910		1.9
Medical Specialties	1,102,982		1.5
Life/Health Insurance	1,002,596		1.3
Investment Managers	518,210		0.7
	$75,315,526	^	100.0	%^

^  Does not reflect the value of securities held as collateral on loaned securities.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Capital Opportunities

Portfolio of Investments ■ December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (97.7%)
	Air Freight/Couriers (3.8%)
214,323	Expeditors International of Washington, Inc.	$7,130,526
	Biotechnology (7.8%)
242,533	Illumina, Inc. (a)	6,317,985
127,257	Techne Corp. (a)	8,210,622
		14,528,607
	Casino/Gaming (3.1%)
134,953	Wynn Resorts, Ltd. (a)	5,703,114
	Chemicals: Agricultural (6.8%)
180,583	Monsanto Co.	12,704,014
	Computer Processing Hardware (4.7%)
103,173	Apple Inc. (a)	8,805,815
	Construction Materials (1.2%)
241,556	Cemex SAB de C.V. (ADR) (Mexico) (a)	2,207,822
	Finance Energy (1.6%)
261,449	Brookfield Infrastructure Partners LP (Bermuda)	2,928,229
	Finance/Rental/Leasing (7.3%)
61,689	MasterCard Inc. (Class A)	8,817,209
417,885	Redecard SA (Brazil) (b)	4,659,380
		13,476,589
	Financial Conglomerates (7.2%)
486,895	Brookfield Asset Management Inc. (Class A) (Canada)	7,434,887
297,971	Leucadia National Corp. (a)	5,899,826
		13,334,713
	Financial Publishing/ Services (2.2%)
114,923	Morningstar, Inc. (a)	4,079,766
	Home Building (0.5%)
94,018	Gafisa S.A. (ADR) (Brazil)	870,607
	Internet Retail (8.7%)
236,091	Amazon.com, Inc. (a)	12,106,746

NUMBER OF SHARES		VALUE
169,108	Ctrip.com International Ltd. (ADR) (Cayman Islands)	$4,024,770
		16,131,516
	Internet Software/ Services (12.1%)
29,026	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	3,789,925
38,079	Google Inc. (Class A) (a)	11,715,004
1,065,600	Tencent Holdings Ltd. (Cayman Islands) (b)(c)	6,937,310
		22,442,239
	Investment Banks/ Brokers (9.0%)
940,544	BM&F BOVESPA SA (Brazil) (b)	2,474,965
18,380	CME Group Inc.	3,825,062
150,206	Greenhill & Co., Inc.	10,479,873
		16,779,900
	Miscellaneous Commercial Services (4.5%)
108,086	Corporate Executive Board Co. (The)	2,384,377
183,755	CoStar Group, Inc. (a)	6,052,890
		8,437,267
	Oil & Gas Production (10.5%)
376,041	Southwestern Energy Co. (a)	10,893,908
248,816	Ultra Petroleum Corp. (Canada) (a)	8,586,640
		19,480,548
	Telecommunication Equipment (2.0%)
92,929	Research In Motion Ltd. (Canada) (a)	3,771,059
	Wholesale Distributors (2.5%)
2,664,000	Li & Fung Ltd. (Bermuda) (b)(c)	4,596,245
	Wireless Telecommunications (2.2%)
133,261	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	4,129,758
	Total Common Stocks (Cost $258,338,176)	181,538,334

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Capital Opportunities

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (d) (2.4%) Investment Company
4,426	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $4,425,627)	$4,425,627
Total Investments (Cost $262,763,803) (e)	100.1%	185,963,961
Liabilities in Excess of Other Assets	(0.1)	(251,908)
Net Assets	100.0%	$185,712,053

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Securities with a total market value equal to $18,667,900 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (c)  Security traded on a Hong Kong exchange.

  (d)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (e)  The aggregate cost for federal income tax purposes is $265,145,911. The aggregate gross unrealized appreciation is $11,668,496 and the aggregate gross unrealized depreciation is $90,850,446, resulting in net unrealized depreciation of $79,181,950.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Internet Software/ Services	$22,442,239	12.1%
Oil & Gas Production	19,480,548	10.5
Investment Banks/ Brokers	16,779,900	9.0
Internet Retail	16,131,516	8.7
Biotechnology	14,528,607	7.8
Finance/Rental/Leasing	13,476,589	7.2
Financial Conglomerates	13,334,713	7.2
Chemicals: Agricultural	12,704,014	6.8
Computer Processing Hardware	8,805,815	4.7
Miscellaneous Commercial Services	8,437,267	4.5
Air Freight/Couriers	7,130,526	3.8
Casino/Gaming	5,703,114	3.1
Wholesale Distributors	4,596,245	2.5
Investment Company	4,425,627	2.4
Wireless Telecommunications	4,129,758	2.2
Financial Publishing/ Services	4,079,766	2.2
Telecommunication Equipment	3,771,059	2.0
Finance Energy	2,928,229	1.6
Construction Materials	2,207,822	1.2
Home Building	870,607	0.5
	$185,963,961	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (97.5%)
	Advertising/Marketing Services (0.1%)
6,729	Interpublic Group of Companies, Inc. (The) (a)	$26,647
4,389	Omnicom Group, Inc.	118,152
		144,799
	Aerospace & Defense (1.8%)
10,348	Boeing Co.	441,549
1,960	FLIR Systems, Inc. (a)	60,133
5,505	General Dynamics Corp.	317,033
1,738	Goodrich Corp.	64,341
1,686	L-3 Communications Holdings, Inc.	124,393
4,701	Lockheed Martin Corp.	395,260
4,617	Northrop Grumman Corp.	207,950
1,969	Precision Castparts Corp.	117,116
5,847	Raytheon Co.	298,431
2,235	Rockwell Collins, Inc.	87,366
		2,113,572
	Agricultural Commodities/ Milling (0.2%)
9,058	Archer-Daniels-Midland Co.	261,142
	Air Freight/Couriers (1.1%)
2,389	C.H. Robinson Worldwide, Inc.	131,467
2,994	Expeditors International of Washington, Inc.	99,610
4,395	FedEx Corp.	281,939
14,053	United Parcel Service, Inc. (Class B)	775,163
		1,288,179
	Airlines (0.1%)
10,446	Southwest Airlines Co.	90,044
	Aluminum (0.1%)
11,301	Alcoa, Inc.	127,249
	Apparel/Footwear (0.4%)
4,616	Coach, Inc. (a)	95,874
1,178	Jones Apparel Group, Inc.	6,903

NUMBER OF SHARES		VALUE
5,540	Nike, Inc. (Class B)	$282,540
794	Polo Ralph Lauren Corp.	36,056
1,244	V.F. Corp.	68,134
		489,507
	Apparel/Footwear Retail (0.3%)
1,229	Abercrombie & Fitch Co. (Class A)	28,353
6,584	Gap, Inc. (The)	88,160
3,821	Limited Brands, Inc.	38,363
2,251	Nordstrom, Inc.	29,961
5,879	TJX Companies, Inc. (The)	120,931
		305,768
	Auto Parts: O.E.M. (0.2%)
2,329	Eaton Corp.	115,775
8,390	Johnson Controls, Inc.	152,362
		268,137
	Automotive Aftermarket (0.0%)
3,407	Goodyear Tire & Rubber Co. (The) (a)	20,340
	Beverages: Alcoholic (0.2%)
1,385	Brown-Forman Corp. (Class B)	71,313
2,749	Constellation Brands Inc. (Class A) (a)	43,352
2,102	Molson Coors Brewing Co. (Class B)	102,830
		217,495
	Beverages: Non-Alcoholic (2.3%)
28,096	Coca-Cola Co. (The)	1,271,906
4,483	Coca-Cola Enterprises Inc.	53,930
3,582	Dr Pepper Snapple Group Inc. (a)	58,207
1,908	Pepsi Bottling Group, Inc. (The)	42,949
21,932	PepsiCo, Inc.	1,201,216
		2,628,208

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Biotechnology (2.2%)
14,962	Amgen Inc. (a)	$864,056
4,120	Biogen Idec Inc. (a)	196,236
6,470	Celgene Corp. (a)	357,662
967	Cephalon, Inc. (a)	74,498
3,820	Genzyme Corp. (a)	253,533
12,990	Gilead Sciences, Inc. (a)	664,309
2,437	Life Technologies Corp. (a)	56,806
780	Millipore Corp. (a)	40,186
		2,507,286
	Building Products (0.1%)
5,082	Masco Corp.	56,563
	Cable/Satellite TV (0.8%)
40,665	Comcast Corp. (Class A)	686,425
7,712	DIRECTV Group, Inc. (The) (a)	176,682
1,272	Scripps Networks Interactive Class A	27,984
		891,091
	Casino/Gaming (0.1%)
4,161	International Game Technology	49,474
870	Wynn Resorts, Ltd. (a)	36,766
		86,240
	Chemicals: Agricultural (0.5%)
803	CF Industries Holdings Inc.	39,475
7,737	Monsanto Co.	544,298
		583,773
	Chemicals: Major Diversified (0.6%)
13,045	Dow Chemical Co. (The)	196,849
12,742	Du Pont (E.I.) de Nemours & Co.	322,373
1,024	Eastman Chemical Co.	32,471
1,111	International Flavors & Fragrances, Inc.	33,019
1,764	Rohm & Haas Co.	108,997
		693,709

NUMBER OF SHARES		VALUE
	Chemicals: Specialty (0.4%)
2,959	Air Products & Chemicals, Inc.	$148,749
4,355	Praxair, Inc.	258,513
1,770	Sigma-Aldrich Corp.	74,765
		482,027
	Coal (0.2%)
2,559	CONSOL Energy, Inc.	73,136
1,202	Massey Energy Co.	16,575
3,765	Peabody Energy Corp.	85,654
		175,365
	Commercial Printing/ Forms (0.0%)
2,895	Donnelley (R.R.) & Sons Co.	39,314
	Computer Communications (1.3%)
82,680	Cisco Systems, Inc. (a)	1,347,684
7,455	Juniper Networks, Inc. (a)	130,537
1,806	QLogic Corp. (a)	24,273
		1,502,494
	Computer Peripherals (0.4%)
28,818	EMC Corp. (a)	301,724
1,107	Lexmark International, Inc. (Class A) (a)	29,778
4,662	NetApp Inc.	65,128
4,225	Seagate Technology Inc. (Escrow) (a)(c)	0
		396,630
	Computer Processing Hardware (2.3%)
12,553	Apple Inc. (a)	1,071,398
24,437	Dell Inc. (a)	250,235
34,584	Hewlett-Packard Co.	1,255,053
10,430	Sun Microsystems (a)	39,843
		2,616,529
	Construction Materials (0.1%)
1,555	Vulcan Materials Co.	108,197

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Containers/Packaging (0.2%)
1,336	Ball Corp.	$55,564
1,407	Bemis Company, Inc.	33,318
2,356	Owens-Illinois, Inc. (a)	64,389
1,855	Pactiv Corp. (a)	46,152
2,229	Sealed Air Corp.	33,301
		232,724
	Contract Drilling (0.2%)
2,003	ENSCO International Inc.	56,865
4,018	Nabors Industries, Ltd. (Bermuda) (a)	48,095
3,727	Noble Corp. (Cayman Islands)	82,329
1,596	Rowan Companies, Inc.	25,376
		212,665
	Data Processing Services (0.7%)
1,378	Affiliated Computer Services, Inc. (Class A) (a)	63,319
7,172	Automatic Data Processing, Inc.	282,146
1,724	Convergys Corp. (a)	11,051
2,683	Fidelity National Information Services, Inc.	43,652
2,262	Fiserv, Inc. (a)	82,269
4,534	Paychex, Inc.	119,153
2,779	Total System Services, Inc.	38,906
10,105	Western Union Co.	144,906
		785,402
	Department Stores (0.2%)
4,303	Kohl's Corp. (a)	155,769
5,939	Macy's Inc.	61,468
3,137	Penney (J.C.) Co., Inc.	61,799
		279,036
	Discount Stores (2.3%)
1,160	Big Lots, Inc. (a)	16,808
6,096	Costco Wholesale Corp.	320,040
1,973	Family Dollar Stores, Inc.	51,436
786	Sears Holdings Corp. (a)	30,552

NUMBER OF SHARES		VALUE
10,630	Target Corp.	$367,054
31,573	Wal-Mart Stores, Inc.	1,769,982
		2,555,872
	Drugstore Chains (0.8%)
20,281	CVS Caremark Corp.	582,876
13,978	Walgreen Co.	344,837
		927,713
	Electric Utilities (3.8%)
9,500	AES Corp. (The) (a)	78,280
2,387	Allegheny Energy, Inc. (a)	80,824
2,986	Ameren Corp.	99,314
5,699	American Electric Power Co., Inc.	189,663
4,860	CenterPoint Energy, Inc.	61,333
3,194	CMS Energy Corp.	32,291
3,864	Consolidated Edison, Inc.	150,426
2,519	Constellation Energy Group	63,202
8,209	Dominion Resources, Inc.	294,211
2,302	DTE Energy Co.	82,112
17,867	Duke Energy Corp.	268,184
4,601	Edison International	147,784
2,674	Entergy Corp.	222,290
9,291	Exelon Corp.	516,673
4,305	FirstEnergy Corp.	209,137
5,772	FPL Group, Inc.	290,505
1,079	Integrys Energy Group, Inc.	46,375
3,053	Pepco Holdings, Inc.	54,221
5,097	PG&E Corp.	197,305
1,424	Pinnacle West Capital Corp.	45,753
5,295	PPL Corp.	162,503
3,715	Progress Energy, Inc.	148,043
7,147	Public Service Enterprise Group Inc.	208,478
1,658	Scana Corp.	59,025
10,938	Southern Co. (The)	404,706
3,005	TECO Energy, Inc.	37,112
1,651	Wisconsin Energy Corp.	69,309
6,341	Xcel Energy, Inc.	117,625
		4,336,684

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Electrical Products (0.4%)
2,447	Cooper Industries Ltd. (Class A) (Bermuda)	$71,526
10,832	Emerson Electric Co.	396,559
1,989	Molex Inc.	28,821
		496,906
	Electronic Components (0.2%)
2,482	Amphenol Corporation (Class A)	59,518
2,975	Jabil Circuit, Inc.	20,081
3,169	MEMC Electronic Materials, Inc. (a)	45,253
3,192	SanDisk Corp. (a)	30,643
6,462	Tyco Electronics Ltd. (Bermuda)	104,749
		260,244
	Electronic Equipment/ Instruments (0.2%)
4,942	Agilent Technologies, Inc. (a)	77,243
3,104	JDS Uniphase Corp. (a)	11,330
1,998	Rockwell Automation, Inc.	64,415
12,223	Xerox Corp. (a)	97,417
		250,405
	Electronic Production Equipment (0.2%)
18,946	Applied Materials, Inc.	191,923
2,384	KLA-Tencor Corp.	51,947
1,379	Novellus Systems, Inc. (a)	17,017
2,391	Teradyne, Inc. (a)	10,090
		270,977
	Electronics/Appliance Stores (0.1%)
4,770	Best Buy Co., Inc.	134,085
1,766	RadioShack Corp.	21,086
		155,171
	Electronics/Appliances (0.1%)
3,791	Eastman Kodak Co.	24,945
827	Harman International Industries, Inc.	13,836
1,038	Whirlpool Corp.	42,921
		81,702

NUMBER OF SHARES		VALUE
	Engineering & Construction (0.2%)
2,563	Fluor Corp.	$115,002
1,735	Jacobs Engineering Group, Inc. (a)	83,453
		198,455
	Environmental Services (0.3%)
4,533	Republic Services, Inc.	112,373
6,927	Waste Management, Inc.	229,561
		341,934
	Finance/Rental/Leasing (0.4%)
2,920	American Capital Ltd.	9,461
5,531	Capital One Financial Corp.	176,383
4,032	CIT Group, Inc.	18,305
6,777	Discover Financial Services	64,585
1,022	MasterCard Inc. Class A (a)	146,074
785	Ryder System, Inc.	30,442
6,599	SLM Corp.	58,731
		503,981
	Financial Conglomerates (2.4%)
16,379	American Express Co.	303,830
76,953	Citigroup, Inc. (Note 4)	516,355
51,805	JPMorgan Chase & Co.	1,633,412
2,499	Leucadia National Corp. (a)	49,480
3,662	Principal Financial Group, Inc.	82,651
5,987	Prudential Financial, Inc.	181,167
		2,766,895
	Financial Publishing/ Services (0.2%)
761	Dun & Bradstreet Corp. (a)	58,749
1,784	Equifax, Inc.	47,312
4,441	McGraw-Hill Companies, Inc. (The)	102,987
2,743	Moody's Corp.	55,107
		264,155
	Food Distributors (0.2%)
8,460	SYSCO Corp.	194,072
	Food Retail (0.4%)
9,214	Kroger Co. (The)	243,342
6,054	Safeway Inc.	143,903

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
2,990	SUPERVALU, Inc.	$43,654
1,981	Whole Foods Market, Inc.	18,701
		449,600
	Food: Major Diversified (1.3%)
2,905	Campbell Soup Co.	87,179
6,313	ConAgra Foods Inc.	104,164
4,718	General Mills, Inc.	286,618
4,440	Heinz (H.J.) Co.	166,944
3,557	Kellogg Co.	155,974
21,346	Kraft Foods Inc. (Class A)	573,140
9,982	Sara Lee Corp.	97,724
		1,471,743
	Food: Meat/Fish/Dairy (0.1%)
2,174	Dean Foods Co. (a)	39,067
4,266	Tyson Foods, Inc. (Class A)	37,370
		76,437
	Food: Specialty/Candy (0.2%)
2,342	Hershey Foods Co. (The)	81,361
1,836	McCormick & Co., Inc. (Non-Voting)	58,495
1,672	Smucker (J.M.) Co.	72,498
		212,354
	Forest Products (0.1%)
2,984	Weyerhaeuser Co.	91,340
	Gas Distributors (0.4%)
7,142	Dynegy, Inc. (Class A) (a)	14,284
1,848	Equitable Resources, Inc.	62,000
638	Nicor Inc.	22,164
3,873	NiSource, Inc.	42,487
2,449	Questar Corp.	80,058
3,440	Sempra Energy	146,647
8,629	Spectra Energy Corp.	135,820
		503,460
	Home Building (0.1%)
1,755	Centex Corp.	18,673
3,890	D.R. Horton, Inc.	27,502
1,063	KB Home	14,478
1,995	Lennar Corp. (Class A)	17,297
3,018	Pulte Homes, Inc.	32,987
		110,937

NUMBER OF SHARES		VALUE
	Home Furnishings (0.1%)
2,206	Leggett & Platt, Inc.	$33,509
3,914	Newell Rubbermaid, Inc.	38,279
		71,788
	Home Improvement Chains (1.0%)
1,825	Fastenal Co.	63,601
23,942	Home Depot, Inc. (The)	551,145
20,697	Lowe's Companies, Inc.	445,399
1,387	Sherwin-Williams Co.	82,873
		1,143,018
	Hospital/Nursing Management (0.0%)
5,862	Tenet Healthcare Corp. (a)	6,741
	Hotels/Resorts/ Cruiselines (0.3%)
6,171	Carnival Corp (Units) (Panama) (b)	150,079
4,141	Marriott International, Inc. (Class A)	80,542
2,585	Starwood Hotels & Resorts Worldwide, Inc.	46,271
2,504	Wyndham Worldwide Corp. (a)	16,401
		293,293
	Household/Personal Care (3.2%)
6,020	Avon Products, Inc.	144,661
1,959	Clorox Co. (The)	108,842
7,127	Colgate-Palmolive Co.	488,484
1,636	Estee Lauder Companies, Inc. (The) (Class A)	50,651
5,843	Kimberly-Clark Corp.	308,160
42,161	Procter & Gamble Co. (The)	2,606,393
		3,707,191
	Industrial Conglomerates (4.0%)
9,785	3M Co.	563,029
3,611	Danaher Corp.	204,419
147,517	General Electric Co. (d)	2,389,775
10,256	Honeywell International, Inc.	336,704
4,502	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	78,110

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
2,564	ITT Corp.	$117,918
3,405	Textron, Inc.	47,227
6,678	Tyco International Ltd. (Bermuda)	144,245
13,424	United Technologies Corp.	719,526
		4,600,953
	Industrial Machinery (0.3%)
798	Flowserve Corp. (a)	41,097
5,558	Illinois Tool Works Inc.	194,808
2,276	Parker Hannifin Corp.	96,821
		332,726
	Industrial Specialties (0.2%)
2,367	Ecolab Inc.	83,200
2,319	PPG Industries, Inc.	98,395
		181,595
	Information Technology Services (1.6%)
2,565	Citrix Systems, Inc. (a)	60,457
4,112	Cognizant Technology Solutions Corp. (Class A) (a)	74,263
2,139	Computer Sciences Corp. (a)	75,164
18,971	International Business Machines Corp.	1,596,599
2,485	Teradata Corp.	36,853
		1,843,336
	Insurance Brokers/ Services (0.3%)
3,810	AON Corp.	174,041
7,259	Marsh & McLennan Companies, Inc.	176,176
		350,217
	Integrated Oil (8.6%)
28,891	Chevron Corp.	2,137,067
21,352	ConocoPhillips	1,106,034
73,029	Exxon Mobil Corp.	5,829,905
4,006	Hess Corp.	214,882
9,963	Marathon Oil Corp.	272,588
2,690	Murphy Oil Corp.	119,301
		9,679,777

NUMBER OF SHARES		VALUE
	Internet Retail (0.3%)
4,542	Amazon.com, Inc. (a)	$232,914
2,313	GameStop Corp (Class A) (a)	50,099
		283,013
	Internet Software/ Services (1.2%)
2,388	Akamai Technologies, Inc. (a)	36,035
3,378	Google Inc. (Class A) (a)	1,039,242
2,740	VeriSign, Inc. (a)	52,279
19,596	Yahoo! Inc. (a)	239,071
		1,366,627
	Investment Banks/ Brokers (1.5%)
3,059	Ameriprise Financial, Inc.	71,458
946	CME Group Inc.	196,872
7,947	E*TRADE Group, Inc. (a)	9,139
6,244	Goldman Sachs Group, Inc. (The)	526,931
1,020	IntercontinentalExchange Inc.	84,089
21,510	Merrill Lynch & Co., Inc.	250,376
14,996	Morgan Stanley (Note 4)	240,536
1,922	Nasdaq Stock Market Inc. (a)	47,493
3,742	NYSE Euronext	102,456
13,213	Schwab (Charles) Corp. (The)	213,654
		1,743,004
	Investment Managers (0.6%)
1,251	Federated Investors, Inc. (Class B)	21,217
2,136	Franklin Resources, Inc.	136,234
5,436	Invesco Ltd.	78,496
2,229	Janus Capital Group, Inc.	17,899
2,004	Legg Mason, Inc.	43,908
3,649	Price (T.) Rowe Group, Inc.	129,320
6,100	State Street Corp.	239,913
		666,987
	Life/Health Insurance (0.8%)
6,582	AFLAC, Inc.	301,719
6,116	Genworth Financial Inc. (Class A)	17,308
3,613	Lincoln National Corp.	68,069

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
10,706	MetLife, Inc. (Note 4)	$373,211
1,201	Torchmark Corp.	53,685
4,676	UnumProvident Corp.	86,974
		900,966
	Major Banks (4.1%)
70,853	Bank of America Corp.	997,610
16,205	Bank of New York Mellon Corp.	459,088
7,802	BB&T Corp.	214,243
2,125	Comerica, Inc.	42,181
5,169	Huntington Bancshares, Inc.	39,594
6,990	KeyCorp	59,555
28,751	National City Corp.	52,039
4,916	PNC Financial Services Group	240,884
9,771	Regions Financial Corp.	77,777
5,000	SunTrust Banks, Inc.	147,700
24,776	U.S. Bancorp	619,648
30,516	Wachovia Corp.	169,059
52,215	Wells Fargo & Co.	1,539,298
		4,658,676
	Major Telecommunications (3.4%)
83,215	AT&T Inc.	2,371,628
2,007	Embarq Corp.	72,172
40,341	Sprint Nextel Corp.	73,824
40,111	Verizon Communications, Inc.	1,359,763
		3,877,387
	Managed Health Care (1.0%)
6,511	Aetna, Inc.	185,564
3,881	CIGNA Corp.	65,395
2,104	Coventry Health Care, Inc. (a)	31,308
2,382	Humana, Inc. (a)	88,801
17,056	UnitedHealth Group Inc.	453,690
7,188	WellPoint Inc. (a)	302,830
		1,127,588
	Media Conglomerates (1.4%)
9,601	CBS Corp. (Class B)	78,632
26,138	Disney (Walt) Co. (The)	593,071
32,477	News Corp. (Class A)	295,216

NUMBER OF SHARES		VALUE
50,659	Time Warner, Inc.	$509,630
8,664	Viacom Inc. (Class B) (a)	165,136
		1,641,685
	Medical Distributors (0.4%)
2,206	AmerisourceBergen Corp.	78,666
5,078	Cardinal Health, Inc.	175,039
3,896	McKesson Corp.	150,892
1,288	Patterson Companies, Inc. (a)	24,150
		428,747
	Medical Specialties (2.4%)
1,401	Bard (C.R.), Inc.	118,048
8,757	Baxter International, Inc.	469,288
3,433	Becton, Dickinson & Co.	234,783
21,203	Boston Scientific Corp. (a)	164,111
7,111	Covidien Ltd.	257,703
2,103	DENTSPLY International, Inc.	59,389
2,254	Hospira, Inc. (a)	60,452
552	Intuitive Surgical, Inc. (a)	70,098
15,790	Medtronic, Inc.	496,122
1,667	Pall Corp.	47,393
1,668	PerkinElmer, Inc.	23,202
4,860	St. Jude Medical, Inc. (a)	160,186
3,421	Stryker Corp.	136,669
5,934	Thermo Fisher Scientific, Inc. (a)	202,171
1,755	Varian Medical Systems, Inc. (a)	61,495
1,388	Waters Corp. (a)	50,870
3,171	Zimmer Holdings, Inc. (a)	128,172
		2,740,152
	Medical/Nursing Services (0.1%)
1,466	DaVita, Inc. (a)	72,670
	Miscellaneous Commercial Services (0.0%)
1,855	Cintas Corp.	43,092
	Miscellaneous Manufacturing (0.1%)
2,626	Dover Corp.	86,448

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Motor Vehicles (0.1%)
33,733	Ford Motor Co. (a)	$77,249
8,620	General Motors Corp.	27,584
3,288	Harley-Davidson, Inc.	55,797
		160,630
	Multi-Line Insurance (0.1%)
37,969	American International Group, Inc.	59,611
4,255	Hartford Financial Services Group, Inc. (The)	69,867
		129,478
	Office Equipment/ Supplies (0.1%)
1,501	Avery Dennison Corp.	49,128
2,911	Pitney Bowes, Inc.	74,172
		123,300
	Oil & Gas Pipelines (0.2%)
9,902	El Paso Corp.	77,533
8,171	Williams Companies, Inc. (The)	118,316
		195,849
	Oil & Gas Production (2.4%)
6,482	Anadarko Petroleum Corp.	249,881
4,726	Apache Corp.	352,229
1,459	Cabot Oil & Gas Corp.	37,934
7,637	Chesapeake Energy Corp.	123,490
6,239	Devon Energy Corp.	409,965
3,524	EOG Resources, Inc.	234,628
2,439	Noble Energy, Inc.	120,048
11,436	Occidental Petroleum Corp.	686,046
1,662	Pioneer Natural Resources Co. (a)	26,891
2,194	Range Resources Corp.	75,452
4,848	Southwestern Energy Co. (a)	140,447
7,745	XTO Energy, Inc.	273,166
		2,730,177
	Oil Refining/Marketing (0.2%)
1,650	Sunoco, Inc.	71,709
1,955	Tesoro Corp.	25,747
7,287	Valero Energy Corp.	157,691
		255,147

NUMBER OF SHARES		VALUE
	Oilfield Services/ Equipment (1.3%)
4,343	Baker Hughes Inc.	$139,280
4,122	BJ Services Co.	48,104
3,100	Cameron International Corp. (a)	63,550
12,621	Halliburton Co.	229,450
5,893	National-Oilwell Varco, Inc. (a)	144,025
16,891	Schlumberger Ltd. (Netherlands Antilles)	714,996
3,090	Smith International, Inc.	70,730
9,618	Weatherford International Ltd. (Bermuda) (a)	104,067
		1,514,202
	Other Consumer Services (0.4%)
1,504	Apollo Group, Inc. (Class A) (a)	115,236
4,786	Block (H&R), Inc.	108,738
15,147	eBay Inc. (a)	211,452
2,958	Expedia, Inc. (a)	24,374
		459,800
	Other Consumer Specialties (0.1%)
2,117	Fortune Brands, Inc.	87,390
	Other Metals/Minerals (0.0%)
1,202	Titanium Metals Corp.	10,590
	Packaged Software (3.5%)
7,498	Adobe Systems, Inc. (a)	159,632
3,195	Autodesk, Inc. (a)	62,782
2,648	BMC Software, Inc. (a)	71,258
5,562	CA Inc.	103,064
3,481	Compuware Corp. (a)	23,497
4,520	Intuit Inc. (a)	107,531
2,157	McAfee Inc. (a)	74,567
110,428	Microsoft Corp.	2,146,720
4,875	Novell, Inc. (a)	18,964
55,317	Oracle Corp. (a)	980,770
1,482	Salesforce.com Inc. (a)	47,439
11,805	Symantec Corp. (a)	159,604
		3,955,828

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Personnel Services (0.1%)
1,740	Monster Worldwide Inc. (a)	$21,037
2,191	Robert Half International, Inc.	45,617
		66,654
	Pharmaceuticals: Generic Drugs (0.1%)
4,303	Mylan Laboratories, Inc.	42,557
1,477	Watson Pharmaceuticals, Inc. (a)	39,244
		81,801
	Pharmaceuticals: Major (7.4%)
21,710	Abbott Laboratories	1,158,663
27,954	Bristol-Myers Squibb Co.	649,931
39,180	Johnson & Johnson	2,344,139
14,128	Eli Lilly & Co.	568,935
29,854	Merck & Co., Inc.	907,562
95,217	Pfizer, Inc.	1,686,293
22,955	Schering-Plough Corp.	390,924
18,802	Wyeth	705,263
		8,411,710
	Pharmaceuticals: Other (0.3%)
4,342	Allergan, Inc.	175,069
4,256	Forest Laboratories, Inc. (a)	108,400
3,480	King Pharmaceuticals, Inc. (a)	36,958
		320,427
	Precious Metals (0.3%)
5,333	Freeport-McMoRan Copper & Gold, Inc.	130,339
6,415	Newmont Mining Corp.	261,091
		391,430
	Property - Casualty Insurers (1.1%)
7,568	Allstate Corp. (The) (Note 4)	247,928
5,023	Chubb Corp. (The)	256,173
2,293	Cincinnati Financial Corp.	66,658
5,111	Loews Corp.	144,386
9,541	Progressive Corp. (The)	141,302
8,254	St. Paul Travelers Companies, Inc. (The)	373,081

NUMBER OF SHARES		VALUE
4,671	XL Capital Ltd. (Class A) (Cayman Islands)	$17,283
		1,246,811
	Publishing: Books/ Magazines (0.0%)
510	Meredith Corp.	8,731
	Publishing: Newspapers (0.1%)
3,221	Gannett Co., Inc.	25,768
1,645	New York Times Co. (The) (Class A)	12,058
85	Washington Post Co. (The) (Class B)	33,171
		70,997
	Pulp & Paper (0.1%)
6,037	International Paper Co.	71,237
2,412	MeadWestvaco Corp.	26,990
		98,227
	Railroads (0.9%)
3,964	Burlington Northern Santa Fe Corp.	300,114
5,570	CSX Corp.	180,858
5,229	Norfolk Southern Corp.	246,024
7,151	Union Pacific Corp.	341,818
		1,068,814
	Real Estate Development (0.0%)
3,149	CB Richard Ellis Group, Inc. (Class A) (a)	13,604
	Real Estate Investment Trusts (0.9%)
1,430	Apartment Investment & Management Co. (Class A)	16,517
1,089	AvalonBay Communities, Inc.	65,972
1,706	Boston Properties, Inc.	93,830
3,841	Equity Residential	114,539
3,568	HCP INC	99,083
7,379	Host Hotels & Resorts Inc.	55,859
3,234	Kimco Realty Corp.	59,118
2,355	Plum Creek Timber Co., Inc.	81,813

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
3,751	ProLogis	$52,101
1,770	Public Storage, Inc.	140,715
3,189	Simon Property Group, Inc.	169,432
1,940	Vornado Realty Trust	117,079
		1,066,058
	Recreational Products (0.2%)
4,531	Electronic Arts Inc. (a)	72,677
1,749	Hasbro, Inc.	51,018
5,061	Mattel, Inc.	80,976
		204,671
	Regional Banks (0.4%)
8,155	Fifth Third Bancorp	67,360
2,899	First Horizon National Corp.	30,641
1,090	M&T Bank Corp.	62,577
3,676	Marshall & Ilsley Corp.	50,141
3,149	Northern Trust Corp.	164,189
1,629	Zions Bancorporation	39,927
		414,835
	Restaurants (1.2%)
1,959	Darden Restaurants, Inc.	55,205
15,739	McDonald's Corp.	978,808
10,386	Starbucks Corp. (a)	98,252
6,532	Yum! Brands, Inc.	205,758
		1,338,023
	Retail Strip Centers (0.0%)
1,698	Developers Diversified Realty Corp.	8,286
	Savings Banks (0.2%)
7,361	Hudson City Bancorp, Inc.	117,482
4,911	People's United Financial Inc.	87,563
7,688	Sovereign Bancorp, Inc.	22,910
		227,955
	Semiconductors (1.8%)
8,592	Advanced Micro Devices, Inc. (a)	18,559
4,199	Altera Corp.	70,165
4,112	Analog Devices, Inc.	78,210
6,272	Broadcom Corp. (Class A) (a)	106,436

NUMBER OF SHARES		VALUE
78,541	Intel Corp.	$1,151,411
3,131	Linear Technology Corp.	69,258
9,109	LSI Logic Corp. (a)	29,969
2,568	Microchip Technology Inc.	50,153
10,785	Micron Technology, Inc. (a)	28,472
2,755	National Semiconductor Corp.	27,743
7,584	NVIDIA Corp. (a)	61,203
18,307	Texas Instruments Inc.	284,125
3,868	Xilinx, Inc.	68,928
		2,044,632
	Services to the Health Industry (0.7%)
3,494	Express Scripts, Inc. (a)	192,100
2,568	IMS Health Inc.	38,931
1,525	Laboratory Corp. of America Holdings (a)	98,225
7,033	Medco Health Solutions Inc. (a)	294,753
2,237	Quest Diagnostics Inc.	116,123
1,208	Stericycle, Inc. (a)	62,913
		803,045
	Specialty Insurance (0.1%)
1,661	Assurant, Inc.	49,830
2,660	MBIA Inc.	10,826
		60,656
	Specialty Stores (0.4%)
1,523	AutoNation, Inc. (a)	15,047
540	AutoZone, Inc. (a)	75,314
3,667	Bed Bath & Beyond Inc. (a)	93,215
3,882	Office Depot, Inc. (a)	11,568
10,074	Staples, Inc.	180,526
1,738	Tiffany & Co.	41,069
		416,739
	Specialty Telecommunications (0.3%)
5,602	American Tower Corp. (Class A) (a)	164,251
1,414	CenturyTel, Inc.	38,645

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
4,396	Frontier Communications Corp.	$38,421
20,687	Qwest Communications International, Inc. (a)	75,301
6,205	Windstream Corp.	57,086
		373,704
	Steel (0.3%)
1,582	AK Steel Holding Corp. (a)	14,744
1,360	Allegheny Technologies, Inc.	34,721
4,433	Nucor Corp.	204,805
1,642	United States Steel Corp.	61,082
		315,352
	Telecommunication Equipment (1.1%)
1,275	Ciena Corp. (a)	8,543
21,949	Corning Inc.	209,174
1,901	Harris Corp.	72,333
32,003	Motorola, Inc.	141,773
23,377	QUALCOMM, Inc.	837,598
5,620	Tellabs, Inc. (a)	23,154
		1,292,575
	Tobacco (1.8%)
29,095	Altria Group, Inc.	438,171
2,373	Lorillard Inc.	133,719
28,967	Philip Morris International (a)	1,260,354
2,387	Reynolds American, Inc.	96,220
2,095	UST, Inc.	145,351
		2,073,815
	Tools/Hardware (0.1%)
849	Black & Decker Corp.	35,497
811	Snap-On, Inc.	31,937
1,113	Stanley Works (The)	37,953
		105,387

NUMBER OF SHARES		VALUE
	Trucks/Construction/Farm Machinery (0.7%)
8,518	Caterpillar Inc.	$380,499
2,844	Cummins Inc.	76,020
6,030	Deere & Co.	231,070
1,841	Manitowoc Co., Inc.	15,943
5,121	PACCAR, Inc.	146,461
		849,993
	Wholesale Distributors (0.1%)
2,251	Genuine Parts Co.	85,223
913	Grainger (W.W.), Inc.	71,981
		157,204
	Total Common Stocks (Cost $109,913,866)	111,126,726
NUMBER OF SHARES (000)
	Short-Term Investment (e) (2.5%) Investment Company
2,807	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $2,806,842)	$2,806,842
Total Investments (Cost $112,720,708) (f)(g)	100.0%	113,933,568
Liabilities in Excess of Other Assets	(0.0)	(17,315)
Net Assets	100.0%	$113,916,253

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Portfolio of Investments ■ December 31, 2008 continued

  (a)  Non-income producing security.

  (b)  Consist of one or more class of securities traded as a unit: stocks with attached trust shares.

  (c)  A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (d)  A portion of this security has been physically segregated in connection with open futures contracts in the amount of $247,500.

  (e)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (f)  Securities have been designated as collateral in the amount equal to $2,002,750 in connection with open futures contracts.

  (g)  The aggregate cost for federal income tax purposes is $117,430,272. The aggregate gross unrealized appreciation is $24,331,213 and the aggregate gross unrealized depreciation is $27,827,917 resulting in net unrealized depreciation of $3,496,704.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2008:

NUMBER OF LONG/ CONTRACTS	DESCRIPTION, DELIVERY MONTH, AND SHORT	UNDERLYING FACE AMOUNT YEAR	UNREALIZED AT VALUE	APPRECIATION
50 Long	S&P 500 Index E-MINI March	2009	$2,250,250	$71,054

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - S&P 500 Index

Summary of Investments ■ December 31, 2008

SECTOR	VALUE	PERCENT OF TOTAL INVESTMENTS
Finance	$14,758,409	13.0%
Health Technology	14,061,376	12.3
Energy Minerals	12,840,466	11.3
Consumer Non-Durables	10,876,750	9.6
Electronic Technology	10,748,058	9.4
Technology Services	7,951,193	7.0
Producer Manufacturing	6,815,026	6.0
Retail Trade	6,515,930	5.7
Utilities	4,840,144	4.2
Consumer Services	4,789,860	4.2
Communications	4,251,091	3.7
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio	2,806,842	2.5

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Process Industries	$2,533,197		2.2%
Industrial Services	2,463,105		2.2
Transportation	2,447,037		2.1
Health Services	2,010,044		1.8
Non-Energy Minerals	1,044,158		0.9
Consumer Durables	842,845		0.7
Distribution Services	780,023		0.7
Commercial Services	558,014		0.5
	$113,933,568	^	100.0	%^

^  Does not include open futures contracts with an underlying face amount of $2,250,250 with unrealized appreciation of $71,054.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Advantage

Portfolio of Investments ■ December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (99.4%) Australia (2.0%)
	Data Processing Services
40,384	Computershare Ltd. (c)	$220,831
	Bermuda (5.5%)
	Apparel/Footwear Retail
26,200	Esprit Holdings Ltd. (c)	149,341
	Multi-Line Insurance
9,702	Axis Capital Holdings Ltd.	282,522
	Wholesale Distributors
102,200	Li & Fung Ltd. (c)(d)	176,327
	Total Bermuda	608,190
	China (0.9%)
	Coal
48,500	China Shenhua Energy Company Ltd. (H Shares) (c)	104,006
	Finland (1.2%)
	Electronic Components
4,954	Vacon Oyj (c)	127,343
	France (6.0%)
	Food: Major Diversified
2,927	Groupe Danone (c)	176,659
	Miscellaneous Commercial Services
4,458	Sodexho Alliance S.A. (c)	246,705
	Pharmaceuticals: Other
6,268	Ipsen S.A. (c)	244,738
	Total France	668,102
	Germany (8.5%)
	Apparel/Footwear
5,410	Adidas AG (c)	208,069
	Internet Software/Services
19,900	United Internet AG (c)	178,107
	Medical/Nursing Services
7,679	Fresenius Medical Care AG & Co. KGaA (c)	360,092

NUMBER OF SHARES		VALUE
	Miscellaneous Commercial Services
31,493	Wirecard AG (a)(c)	$186,719
	Total Germany	932,987
	Greece (0.9%)
	Regional Banks
12,322	EFG Eurobank Ergasias (c)	97,775
	Ireland (1.0%)
	Pharmaceuticals: Other
5,500	Icon PLC (Sponsored ADR) (a)	108,295
	Israel (4.7%)
	Food: Specialty/Candy
14,813	Strauss Group Ltd. (a)(c)	144,874
	Pharmaceuticals: Other
8,800	Teva Pharmaceutical Industries Ltd. (ADR)	374,616
	Total Israel	519,490
	Japan (6.0%)
	Home Building
8,700	Daito Trust Construction Co., Ltd. (c)	455,543
	Pharmaceuticals: Other
48	Eps Co Ltd. (c)	207,129
	Total Japan	662,672
	Mexico (2.1%)
	Beverages: Non-Alcoholic
7,800	Fomento Economico Mexicano, S.A. de C.V. (ADR) (Units) (b)	235,014
	South Africa (2.0%)
	Pharmaceuticals: Generic Drugs
60,960	Aspen Pharmacare Holdings Ltd. (a)(c)	222,564

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Advantage

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	South Korea (1.8%)
	Internet Software/Services
1,994	NHN Corp. (a)(c)	$202,341
	Spain (4.2%)
	Major Banks
17,686	Banco Santander S.A. (c)	170,690
	Major Telecommunications
13,200	Telefonica S.A. (c)	295,884
	Total Spain	466,574
	Switzerland (2.4%)
	Biotechnology
2,819	Lonza Group AG (Registered Shares) (c)	260,602
	United Kingdom (10.6%)
	Beverages: Alcoholic
17,415	SABMiller PLC (c)	293,222
	Investment Managers
26,112	Man Group PLC (c)	90,128
	Major Banks
13,574	Standard Chartered PLC (c)	173,521
	Miscellaneous Commercial Services
5,400	Homeserve PLC (c)	76,435
28,780	Intertek Group PLC (c)	325,998
		402,433
	Pharmaceuticals: Other
14,387	Shire PLC (c)	210,393
	Total United Kingdom	1,169,697
	United States (39.6%)
	Beverages: Non-Alcoholic
5,000	PepsiCo, Inc.	273,850
	Biotechnology
6,800	Gilead Sciences, Inc. (a)	347,752
	Computer Processing Hardware
3,663	Apple Inc. (a)	312,637
	Data Processing Services
12,300	NeuStar, Inc. (Class A) (a)	235,299

NUMBER OF SHARES		VALUE
	Electronic Components
8,000	Amphenol Corporation (Class A)	$191,840
	Environmental Services
18,500	EnergySolutions Inc.	104,525
	Financial Conglomerates
5,850	Prudential Financial, Inc.	177,021
	Food: Meat/Fish/Dairy
26,900	Smart Balance Inc. (a)	182,920
	Life/Health Insurance
9,100	AFLAC, Inc.	417,144
	Media Conglomerates
18,816	News Corp. (Class A)	171,037
	Medical Specialties
4,100	Bard (C.R.), Inc.	345,466
9,500	Qiagen N.V. (Netherlands) (a)	166,820
7,900	Thermo Fisher Scientific, Inc. (a)	269,153
6,900	West Pharmaceutical Services, Inc.	260,613
		1,042,052
	Miscellaneous Commercial Services
6,200	FTI Consulting Inc. (a)	277,016
	Specialty Stores
8,740	Staples, Inc.	156,621
	Wireless Telecommunications
17,400	MetroPCS Communications Inc. (a)	258,390
12,600	NII Holdings Inc. (a)	229,068
		487,458
	Total United States	4,377,172
	Total Common Stocks (Cost $13,793,903)	10,983,655
	Rights (0.2%) United Kingdom
	Major Banks
4,286	Standard Chartered (Cost $0) (c)	22,706

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Advantage

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES (000)	VALUE

	Short-Term Investment (e) (4.9%) Investment Company
546	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $545,702)	$545,702
Total Investments (Cost $14,339,605) (f)	104.5%	11,552,063
Liabilities in Excess of Other Assets	(4.5)	(495,158)
Net Assets	100.0%	$11,056,905

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (c)  Securities with a total market value equal to $5,628,742 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (d)  Security trades on a Hong Kong exchange.

  (e)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (f)  The aggregate cost for federal income tax purposes is $14,340,206. The aggregate gross unrealized appreciation is $577,730 and the aggregate gross unrealized depreciation is $3,365,873 resulting in net unrealized depreciation of $2,788,143.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DECEMBER 31, 2008:

CONTRACTS TO DELIVER	IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
$38,222 EUR	27,376	01/02/09	$(168)
$8,869 AUD	12,876	01/05/09	108
$27,975 EUR	20,036	01/05/09	(123)
$42,500 GBP	29,134	01/05/09	(613)
$12,923 HKD	100,153	01/05/09	(0)
$11,070 CHF	11,776	01/06/09	(6)
$6,926 EUR	4,960	01/06/09	(31)
$8,369 JPY	755,508	01/07/09	(34)
$9,397 ZAR	87,726	01/07/09	92
Net Unrealized Depreciation			$(775)

Currency Abbreviations:

AUD   Australian Dollar.

CHF   Swiss Franc.

EUR   Euro.

GBP   British Pound.

HKD   Hong Kong Dollar.

JPY   Japanese Yen.

ZAR   South African Rand.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Global Advantage

Summary of Investments ■ December 31, 2008

INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Other	$1,145,171	9.9%
Miscellaneous Commercial Services	1,112,874	9.6
Medical Specialties	1,042,052	9.0
Biotechnology	608,354	5.3
Investment Company	545,702	4.7
Beverages: Non-Alcoholic	508,864	4.4
Wireless Telecommunications	487,458	4.2
Data Processing Services	456,130	3.9
Home Building	455,543	3.9
Life/Health Insurance	417,144	3.6
Internet Software/Services	380,447	3.3
Major Banks	366,918	3.2
Medical/Nursing Services	360,092	3.1
Electronic Components	319,183	2.8
Computer Processing Hardware	312,637	2.7
Major Telecommunications	295,884	2.6
Beverages: Alcoholic	293,222	2.5
Multi-Line Insurance	282,522	2.4

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals: Generic Drugs	$222,564		1.9%
Apparel/Footwear	208,069		1.8
Food: Meat/Fish/Dairy	182,920		1.6
Financial Conglomerates	177,021		1.5
Food: Major Diversified	176,659		1.5
Wholesale Distributors	176,327		1.5
Media Conglomerates	171,037		1.5
Specialty Stores	156,621		1.4
Apparel/Footwear Retail	149,341		1.3
Food: Specialty/Candy	144,874		1.3
Environmental Services	104,525		0.9
Coal	104,006		0.9
Regional Banks	97,775		0.8
Investment Managers	90,127		0.8
	$11,552,063	^	100.0	%^

^  Does not include open forward foreign currency contracts with net unrealized depreciation of $775.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Aggressive Equity

Portfolio of Investments ■ December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (92.8%)
	Air Freight/Couriers (3.5%)
23,997	Expeditors International of Washington, Inc.	$798,380
	Biotechnology (7.5%)
27,426	Illumina, Inc. (a)	714,447
15,054	Techne Corp.	971,284
		1,685,731
	Casino/Gaming (2.9%)
15,733	Wynn Resorts, Ltd. (a)	664,877
	Chemicals: Agricultural (6.4%)
20,510	Monsanto Co.	1,442,879
	Computer Processing Hardware (4.4%)
11,541	Apple Inc. (a)	985,024
	Construction Materials (1.1%)
27,723	Cemex SAB de C.V. (ADR) (Mexico) (a)	253,388
	Finance Energy (1.5%)
30,929	Brookfield Infrastructure LP (Bermuda)	346,405
	Finance/Rental/Leasing (6.8%)
6,900	MasterCard Inc. Class A	986,217
49,514	Redecard SA (Brazil) (b)	552,077
		1,538,294
	Financial Conglomerates (6.8%)
57,598	Brookfield Asset Management Inc. (Class A) (Canada)	879,521
33,071	Leucadia National Corp. (a)	654,806
		1,534,327
	Financial Publishing/ Services (2.0%)
12,838	Morningstar, Inc. (a)	455,749
	Home Building (0.5%)
11,122	Gafisa S.A. (ADR) (Brazil)	102,990
	Internet Retail (8.4%)
27,970	Amazon.com, Inc. (a)	1,434,302

NUMBER OF SHARES		VALUE
19,123	Ctrip.com International Ltd. (ADR) (Cayman Islands)	$455,127
		1,889,429
	Internet Software/ Services (11.6%)
3,341	Baidu.com, Inc. (ADR) (Cayman Islands) (a)	436,234
4,513	Google Inc. (Class A) (a)	1,388,424
123,400	Tencent Holdings Ltd. (Cayman Islands) (b)	803,363
		2,628,021
	Investment Banks/ Brokers (8.7%)
111,264	BM&F Bovespa SA (Brazil) (b)	292,783
2,036	CME Group Inc.	423,712
17,769	Greenhill & Co., Inc.	1,239,743
		1,956,238
	Miscellaneous Commercial Services (4.4%)
12,769	Corporate Executive Board Co. (The)	281,684
21,738	Costar Group, Inc. (a)	716,050
		997,734
	Oil & Gas Production (10.0%)
42,491	Southwestern Energy Co. (a)	1,230,964
29,428	Ultra Petroleum Corp. (Canada) (a)	1,015,560
		2,246,524
	Telecommunication Equipment (1.9%)
10,379	Research In Motion Ltd. (Canada) (a)	421,180
	Wholesale Distributors (2.3%)
302,000	Li & Fung Ltd. (Bermuda) (b)(c)	521,046

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Aggressive Equity

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Wireless Telecommunications (2.1%)
15,450	America Movil SAB de C.V. (Series L) (ADR) (Mexico)	$478,796
	Total Common Stocks (Cost $29,001,958)	20,947,012
NUMBER OF SHARES (000)
	Short-Term Investment (d) (7.3%) Investment Company
1,647	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $1,646,730)	1,646,730
Total Investments (Cost $30,648,688) (e)	100.1%	22,593,742
Liabilities in Excess of Other Assets	(0.1)	(32,675)
Net Assets	100.0%	$22,561,067

ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  Securities with a total market value equal to $2,169,269 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (c)  Security trades on a Hong Kong exchange.

  (d)  See note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (e)  The aggregate cost for federal income tax purposes is $30,728,083. The aggregate gross unrealized appreciation is $1,819,413 and the aggregate gross unrealized depreciation is $9,953,754, resulting in net unrealized depreciation of $8,134,341.

SUMMARY OF INVESTMENTS INDUSTRY	VALUE	PERCENT OF TOTAL INVESTMENTS
Internet Software/Services	$2,628,021	11.6%
Oil & Gas Production	2,246,524	9.9
Investment Banks/Brokers	1,956,238	8.7
Internet Retail	1,889,429	8.4
Biotechnology	1,685,731	7.5
Investment Company	1,646,730	7.3
Finance/Rental/Leasing	1,538,294	6.8
Financial Conglomerates	1,534,327	6.8
Chemicals: Agricultural	1,442,879	6.4
Miscellaneous Commercial Services	997,734	4.4
Computer Processing Hardware	985,024	4.4
Air Freight/Couriers	798,380	3.5
Casino/Gaming	664,877	2.9
Wholesale Distributors	521,046	2.3
Wireless Telecommunications	478,796	2.1
Financial Publishing/ Services	455,749	2.0
Telecommunication Equipment	421,180	1.9
Finance Energy	346,405	1.5
Construction Materials	253,388	1.1
Home Building	102,990	0.5
	$22,593,742	100.0%

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008

NUMBER OF SHARES		VALUE
	Common Stocks (62.3%)
	Advertising/Marketing Services (0.5%)
37,120	Omnicom Group, Inc.	$999,270
	Aerospace & Defense (2.7%)
48,375	Northrop Grumman Corp.	2,178,810
55,315	Raytheon Co.	2,823,278
		5,002,088
	Airlines (1.7%)
128,095	Continental Airlines, Inc. (Class B) (a)	2,313,396
106,200	Southwest Airlines Co.	915,444
		3,228,840
	Aluminum (0.1%)
21,490	Alcoa, Inc.	241,977
	Biotechnology (2.8%)
31,140	Celgene Corp. (a)	1,721,419
43,640	Gilead Sciences, Inc. (a)	2,231,750
44,740	Vertex Pharmaceuticals Inc. (a)	1,359,201
		5,312,370
	Chemicals: Major Diversified (0.5%)
57,905	Dow Chemical Co. (The)	873,786
	Computer Communications (0.8%)
92,990	Cisco Systems, Inc. (a)	1,515,737
	Computer Peripherals (0.8%)
151,345	EMC Corp. (a)	1,584,582
	Computer Processing Hardware (1.5%)
25,990	Apple Inc. (a)	2,218,247
58,925	Dell Inc. (a)	603,392
		2,821,639
	Department Stores (0.4%)
20,695	Kohl's Corp. (a)	749,159
	Discount Stores (0.7%)
23,985	Costco Wholesale Corp.	1,259,213
	Electric Utilities (0.3%)
17,455	American Electric Power Co., Inc.	580,902
	Electrical Products (0.6%)
31,955	Emerson Electric Co.	1,169,873

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Electronic Production Equipment (0.6%)
67,950	Applied Materials, Inc.	$688,334
16,970	KLA-Tencor Corp.	369,776
		1,058,110
	Electronics/Appliances (1.1%)
90,925	Eastman Kodak Co.	598,287
64,295	Sony Corp. (ADR) (Japan)	1,406,132
		2,004,419
	Finance/Rental/Leasing (0.5%)
19,430	VISA Inc. (Class A)	1,019,104
	Financial Conglomerates (1.0%)
35,125	American Express Co.	651,569
52,930	Citigroup, Inc.	355,160
30,010	JPMorgan Chase & Co.	946,215
		1,952,944
	Food: Major Diversified (3.5%)
61,020	Kellogg Co.	2,675,727
141,190	Kraft Foods Inc. (Class A)	3,790,952
		6,466,679
	Forest Products (0.2%)
14,980	Weyerhaeuser Co.	458,538
	Home Building (0.2%)
44,860	Gafisa S.A. (ADR) (Brazil)	415,404
	Home Improvement Chains (0.8%)
65,305	Lowe's Companies, Inc.	1,405,364
	Household/Personal Care (1.5%)
42,165	Colgate-Palmolive Co.	2,889,989
	Information Technology Services (1.6%)
34,975	International Business Machines Corp.	2,943,496
	Integrated Oil (2.0%)
25,600	Exxon Mobil Corp.	2,043,648
29,960	Hess Corp.	1,607,054
		3,650,702
	Internet Retail (0.3%)
24,120	GameStop Corp (Class A) (a)	522,439
	Internet Software/Services (0.6%)
3,530	Google Inc. (Class A) (a)	1,086,005

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Investment Banks/Brokers (1.7%)
33,995	Lazard Ltd. (Class A) (Bermuda)	$1,011,011
131,300	Schwab (Charles) Corp. (The)	2,123,121
		3,134,132
	Investment Managers (0.9%)
58,770	AllianceBernstein Holding LP	1,221,828
61,935	Janus Capital Group, Inc.	497,338
		1,719,166
	Life/Health Insurance (0.8%)
32,030	AFLAC, Inc.	1,468,255
	Major Banks (0.9%)
33,350	Bank of America Corp.	469,568
42,535	Wells Fargo & Co.	1,253,932
		1,723,500
	Major Telecommunications (0.5%)
32,625	AT&T Inc.	929,812
	Media Conglomerates (0.3%)
46,375	Time Warner, Inc.	466,532
	Medical Specialties (5.2%)
27,665	Bard (C.R.), Inc.	2,331,053
40,865	Covidien Ltd.	1,480,948
81,225	St. Jude Medical, Inc. (a)	2,677,176
64,520	Thermo Fisher Scientific, Inc. (a)	2,198,196
27,550	Zimmer Holdings, Inc. (a)	1,113,571
		9,800,944
	Miscellaneous Commercial Services (0.6%)
148,120	E-House China Holdings Ltd. (ADR) (China)	1,199,772
	Motor Vehicles (0.6%)
56,710	Honda Motor Co., Ltd. (ADR) (Japan)	1,210,191
	Oilfield Services/Equipment (1.5%)
47,305	Halliburton Co.	860,005
33,620	Smith International, Inc.	769,562
101,100	Weatherford International Ltd. (Bermuda) (a)	1,093,902
		2,723,469
	Other Consumer Services (0.3%)
35,980	eBay Inc. (a)	502,281

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Packaged Software (5.1%)
131,555	Microsoft Corp. (a)	$2,557,429
227,275	Oracle Corp. (a)	4,029,586
123,685	Sybase, Inc. (a)	3,063,677
		9,650,692
	Pharmaceuticals: Major (1.5%)
46,600	Johnson & Johnson	2,788,078
	Precious Metals (1.3%)
67,255	Barrick Gold Corp. (Canada)	2,472,966
	Property - Casualty Insurers (0.9%)
30,370	Allstate Corp. (The) (Note 4)	994,921
13,250	Chubb Corp. (The)	675,750
		1,670,671
	Recreational Products (0.8%)
90,500	Mattel, Inc.	1,448,000
	Restaurants (1.7%)
51,510	McDonald's Corp.	3,203,407
	Semiconductors (1.9%)
136,895	Intel Corp.	2,006,881
204,496	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (Taiwan)	1,615,516
		3,622,397
	Specialty Stores (0.1%)
13,945	Staples, Inc.	249,894
	Specialty Telecommunications (1.1%)
72,460	Qwest Communications International, Inc. (a)	263,754
192,329	Windstream Corp.	1,769,427
		2,033,181
	Steel (0.5%)
61,365	AK Steel Holding Corp. (a)	571,922
7,642	United States Steel Corp.	284,282
		856,204
	Telecommunication Equipment (0.7%)
78,065	Nokia Corp. (ADR) (Finland)	1,217,814
	Tobacco (4.5%)
83,350	Altria Group, Inc.	1,255,251
62,750	Philip Morris International Inc.	2,730,252
65,180	UST, Inc.	4,522,188
		8,507,691

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF SHARES		VALUE
	Trucks/Construction/Farm Machinery (0.6%)
40,210	PACCAR, Inc.	$1,150,006
	Wireless Telecommunications (1.0%)
130,515	Metropcs Communications Inc. (a)	1,938,148
	Total Common Stocks (Cost $115,962,293)	116,899,832

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (7.5%)
	Accident & Health Insurance (0.0%)
$65	Travelers Co. Inc.	5.80%	05/15/18	62,728
	Aerospace & Defense (0.1%)
119	Systems 2001 Asset Trust - 144A (b) (Cayman Islands)	6.664	09/15/13	104,792
	Agricultural Commodities/Milling (0.0%)
65	Archer Daniels	5.45	03/15/18	64,095
	Airlines (0.1%)
231	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	143,348
	Beverages: Alcoholic (0.1%)
95	Diageo Capital PLC	7.375	01/15/14	101,305
110	Foster's Group Ltd. - 144A (b) (Australia)	5.125	06/15/15	90,790
				192,095
	Biotechnology (0.1%)
100	Amgen, Inc.	5.85	06/01/17	103,445
80	Biogen Idec, Inc.	6.875	03/01/18	78,295
				181,740
	Broadcasting (0.0%)
100	Grupo Televisa SA - 144A (b)	6.00	05/15/18	84,590
	Cable/Satellite TV (0.1%)
165	Comcast Corp.	5.70	05/15/18	155,012
30	Comcast Corp.	6.50	01/15/15	29,524
				184,536
	Chemicals: Agricultural (0.0%)
25	Monsanto Co.	5.125	04/15/18	26,279
	Chemicals: Major Diversified (0.0%)
55	E.I. du Pont de Nemours & Co.	6.00	07/15/18	57,871

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Computer Processing Hardware (0.0%)
$70	Dell Inc. - 144A (b)	5.65		%04/15/18	$62,763
30	Hewlett-Packard Co.	5.50		03/01/18	30,331
					93,094
	Department Stores (0.2%)
325	General Electric Capital Corp.	5.625		05/01/18	327,945
	Discount Stores (0.1%)
120	Wal Mart Stores Inc.	4.25		04/15/13	123,634
	Diversified Manufacturing (0.1%)
200	Tyco Electronics Group	5.95		01/15/14	173,417
	Drugstore Chains (0.1%)
157	CVS Lease Pass Through - 144A (b)	6.036		12/10/28	95,930
40	Walgreen Co.	4.875		08/01/13	41,236
					137,166
	Electric Utilities (0.7%)
50	Alabama Power	5.80		11/15/13	52,092
15	Appalachian Power Co. (Series O)	5.65		08/15/12	14,239
55	CenterPoint Energy Resources, Corp.	6.25		02/01/37	38,929
25	CenterPoint Energy Resources, Corp. (Series B)	7.875		04/01/13	23,178
65	Consolidated Natural Gas Co. (Series C)	6.25		11/01/11	65,372
125	Consumers Energy Co. (Series H)	4.80		02/17/09	124,744
55	Detroit Edison Co. (The)	6.125		10/01/10	55,340
160	E. ON International Finance BV	5.80		04/30/18	149,858
130	Entergy Gulf States, Inc.	2.603	(d)	12/01/09	125,239
65	Ohio Edison Co.	6.40		07/15/16	58,439
150	Ohio Power Company (Series K)	6.00		06/01/16	143,728
55	Peco Energy Co.	5.35		03/01/18	52,599
55	PPL Energy Supply Co.	6.30		07/15/13	50,973
45	Public Service Co. of Colorado	6.50		08/01/38	50,380
125	Public Service Electric & Gas Co. (Series B)	5.00		01/01/13	122,039
75	Texas Eastern Transmission	7.00		07/15/32	69,523
55	Union Electric Co.	6.70		02/01/19	50,203
15	Virginia Electric & Power Co.	8.875		11/15/38	19,041
					1,265,916
	Electrical Products (0.1%)
100	Cooper Industries, Inc.	5.25		11/15/12	101,099
	Electronic Components (0.1%)
115	Philips Electronics NV	5.75		03/11/18	106,139

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Electronic Equipment/Instruments (0.0%)
$80	Xerox Corp.	6.35%	05/15/18	$62,670
	Electronic Production Equipment (0.0%)
95	KLA Instruments Corp.	6.90	05/01/18	71,964
	Electronics/Appliances (0.0%)
80	LG Electronics Inc. - 144A (b) (South Korea)	5.00	06/17/10	71,078
	Finance (0.0%)
100	Pearson Dollar Finance Two PLC - 144A (b)	6.25	05/06/18	84,402
	Finance/Rental/Leasing (0.1%)
125	Nationwide Building Society - 144A (b) (United Kingdom)	4.25	02/01/10	123,741
75	SLM Corp.	8.45	06/15/18	59,385
				183,126
	Financial Conglomerates (0.4%)
120	American Express Credit Corp.	7.30	08/20/13	122,950
85	Brookfield Asset Management Inc. (Canada)	5.80	04/25/17	35,275
110	Citigroup Inc.	5.875	05/29/37	110,295
185	Citigroup Inc.	6.125	11/21/17	187,267
70	Citigroup Inc.	6.125	05/15/18	70,904
65	JPMorgan Chase & Co.	4.75	05/01/13	64,202
130	JPMorgan Chase & Co.	6.00	01/15/18	137,458
40	Prudential Financial, Inc.	6.625	12/01/37	27,340
				755,691
	Food Retail (0.0%)
25	Delhaize America, Inc.	9.00	04/15/31	25,344
40	Kroger Co. (The)	5.00	04/15/13	38,544
10	Kroger Co. (The)	6.40	08/15/17	10,101
				73,989
	Food: Major Diversified (0.2%)
30	ConAgra Foods, Inc.	7.00	10/01/28	29,508
75	ConAgra Foods, Inc.	8.25	09/15/30	82,469
60	General Mills Inc.	5.25	08/15/13	60,423
115	Kraft Foods Inc.	6.125	08/23/18	113,579
5	Kraft Foods Inc.	6.75	02/19/14	5,194
				291,173
	Foods & Beverages (0.0%)
65	Dr Pepper Snapple Group - 144A (b)	6.82	05/01/18	64,222

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Gas Distributors (0.2%)
$40	Equitable Resources Inc.	6.50%		04/01/18	$37,426
130	NiSource Finance Corp.	2.723	(d)	11/23/09	117,161
75	NiSource Finance Corp.	6.80		01/15/19	47,230
95	Questar Market Resources Inc.	6.80		04/01/18	91,563
					293,380
	Home Improvement Chains (0.1%)
105	Home Depot Inc.	5.40		03/01/16	94,102
	Hotels/Resorts/Cruiselines (0.0%)
85	Starwood Hotels & Resorts	6.75		05/15/18	46,817
	Household/Personal Care (0.1%)
120	Procter & Gamble Co.	4.60		01/15/14	125,889
	Industrial Conglomerates (0.2%)
370	General Electric Co.	5.25		12/06/17	369,521
70	Honeywell International Inc.	5.30		03/01/18	71,548
					441,069
	Industrial Machinery (0.0%)
65	Parker-Hannifin Corp.	5.50		05/15/18	62,953
	Information Technology Services (0.1%)
100	IBM Corp.	7.625		10/15/18	120,134
	Insurance Brokers/Services (0.1%)
210	Catlin Insurance Co., Ltd. - 144A (b) (Bahamas)	7.249		(e)	83,616
140	Farmers Exchange Capital - 144A (b)	7.05		07/15/28	85,882
					169,498
	Integrated Oil (0.2%)
140	ConocoPhillips	5.20		05/15/18	136,500
35	Marathon Oil Corp.	5.90		03/15/18	29,280
90	Marathon Oil Corp.	6.00		10/01/17	76,865
65	Petro-Canada	6.05		05/15/18	53,661
					296,306
	International Banks (0.0%)
65	UBS AG	5.875		12/20/17	59,813
	Investment Banks/Brokers (0.5%)
95	BearStearns Co. Inc.	6.40		10/02/17	98,887
130	BearStearns Co. Inc.	7.25		02/01/18	142,701
250	Goldman Sachs Group Inc. (The)	6.15		04/01/18	240,656
205	Goldman Sachs Group Inc. (The)	6.75		10/01/37	166,895
225	Merrill Lynch & Co. (Series MTN)	6.875		04/25/18	235,761
90	NYSE Euronext	4.80		06/28/13	87,382
					972,282

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Life/Health Insurance (0.0%)
$75	MetLife Inc. (Note 4)	6.817%	08/15/18	$71,553
	Major Banks (0.7%)
210	Bank of America Corp.	5.65	05/01/18	211,626
105	Bank of America Corp.	5.75	12/01/17	105,017
90	Bank of New York Mellon Corp. (Series MTN)	4.50	04/01/13	89,575
50	Bank of New York Mellon Corp.	5.125	08/27/13	51,144
100	Credit Suisse New York	6.00	02/15/18	91,989
35	Credit Suisse USA Inc.	5.125	08/15/15	31,832
130	HBOS PLC - 144A (b)	6.75	05/21/18	114,603
115	HSBC Finance Corp.	6.75	05/15/11	114,563
125	Popular North America, Inc. (Series F)	5.65	04/15/09	123,848
260	Wachovia Capital Trust III	5.80	03/15/42(f)	153,468
90	Wachovia Corp.	5.50	05/01/13	89,080
200	Wells Fargo Co.	5.625	12/11/17	209,021
				1,385,766
	Major Telecommunications (0.6%)
50	AT&T Corp.	8.00	11/15/31	62,991
30	AT&T Inc	5.60	05/15/18	30,600
145	AT&T Inc	6.30	01/15/38	153,806
50	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	61,823
95	France Telecom S.A. (France)	8.50	03/01/31	119,605
65	Rogers Communications	6.80	08/15/18	65,793
95	SBC Communications, Inc.	6.15	09/15/34	97,958
130	Sprint Capital Corp.	8.75	03/15/32	87,915
45	Telecom Italia Capital SA (Luxembourg)	4.95	09/30/14	34,297
45	Telecom Italia Capital SA (Luxembourg)	6.999	06/04/18	36,565
75	Telecom Italia Capital SA (Luxembourg)	4.00	01/15/10	69,017
110	Telefonica Europe BV (Netherlands)	8.25	09/15/30	129,168
130	Verizon Communications	5.50	02/15/18	125,260
50	Verizon Communications	8.95	03/01/39	64,784
				1,139,582
	Managed Health Care (0.0%)
80	UnitedHealth Group Inc.	6.00	02/15/18	73,936
	Marine Shipping (0.0%)
75	Union Pacific Corp.	7.875	01/15/19	85,835
	Media Conglomerates (0.3%)
95	Time Warner Cable Inc.	6.75	07/01/18	91,623
65	Time Warner Cable Inc.	8.75	02/14/19	70,797

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$115	Time Warner Cable, Inc.	5.875%		11/15/16	$103,253
125	Viacom, Inc.	6.875		04/30/36	99,047
130	Vivendi - 144A (b)	6.625		04/04/18	105,079
					469,799
	Medical Specialties (0.1%)
20	Baxter International	5.375		06/01/18	20,946
85	Covidien International Finance	6.00		10/15/17	83,994
					104,940
	Miscellaneous (0.0%)
65	TransCanada Pipelines Ltd.	6.50		08/15/18	63,881
	Motor Vehicles (0.1%)
80	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	58,616
60	Harley-Davidson Funding - 144A (b)	6.80		06/15/18	32,424
					91,040
	Multi-Line Insurance (0.2%)
355	AIG SunAmerica Global Financing VI - 144A (b)	6.30		05/10/11	305,411
225	Two-Rock Pass Through - 144A (b) (Bahamas)	3.23	(d)	12/31/49(e)	4,781
					310,192
	Oil & Gas Pipelines (0.1%)
20	Colorado Interstate Gas Co.	6.80		11/15/15	17,330
100	Gaz Capital - 144A (b)	6.51		03/07/22	60,000
130	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	86,243
					163,573
	Oil & Gas Production (0.1%)
50	Devon Financing Corp.	7.875		09/30/31	55,208
95	XTO Energy Inc.	5.50		06/15/18	86,155
					141,363
	Oil Refining/Marketing (0.1%)
85	Valero Energy Corp.	3.50		04/01/09	84,428
	Oilfield Services/Equipment (0.0%)
70	Weatherford International Inc.	6.00		03/15/18	58,882
	Other Metals/Minerals (0.1%)
185	Brascan Corp. (Canada)	7.125		06/15/12	113,775
55	Rio Tinto Finance USA Ltd.	6.50		07/15/18	40,389
					154,164
	Packaged Software (0.1%)
110	Oracle Corp.	5.75		04/15/18	115,263

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Pharmaceuticals: Major (0.2%)
$90	Astrazeneca PLC	5.90%	09/15/17	$95,809
120	Bristol-Myers Squibb	5.45	05/01/18	124,472
120	GlaxoSmithKline Capital Inc.	5.65	05/15/18	126,269
60	Wyeth	5.45	04/01/17	61,211
				407,761
	Property - Casualty Insurers (0.2%)
80	Ace Ina Holdings	5.60	05/15/15	72,718
140	Berkshire Hathaway Finance Corp. - 144A (b)	5.40	05/15/18	144,177
25	Chubb Corp.	5.75	05/15/18	24,047
85	Platinum Underwriters Finance Inc. (Series B)	7.50	06/01/17	55,252
130	Xlliac Global Funding - 144A (b)	4.80	08/10/10	91,019
				387,213
	Railroads (0.1%)
80	Burlington Santa Fe Corp.	6.125	03/15/09	80,182
25	Canadian National Railway Co.	5.55	05/15/18	25,007
100	Korea Railroad Corp. - 144A (b)	5.375	05/15/13	83,974
				189,163
	Restaurants (0.1%)
90	Tricon Global Restaurants, Inc.	8.875	04/15/11	91,206
	Savings Banks (0.1%)
75	Household Finance Corp.	6.375	10/15/11	73,835
155	Sovereign Bancorp, Inc.	1.728	03/23/10	137,670
				211,505
	Services to the Health Industry (0.0%)
80	Medco Health Solutions Inc.	7.125	03/15/18	74,048
	Steel (0.0%)
100	ArcelorMittal - 144A (b)	6.125	06/01/18	68,585
	Tobacco (0.1%)
55	Bat International Finance PLC - 144A (b)	9.50	11/15/18	61,239
110	Philip Morris International Inc.	5.65	05/16/18	109,243
				170,482
	Trucks/Construction/Farm Machinery (0.1%)
30	Caterpillar Financial Services	4.90	08/15/13	28,145
60	John Deere Capital Corp.	5.75	09/10/18	58,504
				86,649
	Wireless Telecommunications (0.0%)
85	Vodafone Group PLC	5.625	02/27/17	80,219
	Total Corporate Bonds (Cost $15,639,209)			14,052,070

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	U.S. Government Agencies - Mortgage-Backed Securities (2.8%)
	Federal Home Loan Mortgage Corp.
$200		5.00%	01/15/39	$204,406
	Federal Home Loan Mortgage Corp. (PC) Gold
3		6.50	05/01/29 - 12/01/31	2,770
155		8.00	11/01/30 - 12/01/30	164,258
	Federal National Mortgage Association
600		5.00	01/15/39	612,656
1,900		5.50	01/15/39	1,947,796
300		6.00	01/15/39	308,859
2		6.50	11/01/29	2,459
180		7.50	09/01/30 - 10/01/32	190,304
57		8.00	03/01/30 - 06/01/31	60,189
	Federal National Mortgage Association (ARM)
907		4.261	01/01/36	861,383
424		4.278	03/01/36	400,608
388		4.255	03/01/36	367,445
	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $5,235,939)			5,123,133
	U.S. Government Agencies & Obligations (5.8%)
	Federal Home Loan Mortgage Corp.
250		6.75	03/15/31	367,840
	Federal National Mortgage Association
3,900		2.875	12/11/13	3,999,255
	U.S. Treasury Bond
101		8.75	05/15/17	148,659
247		8.875	08/15/17	367,779
40		9.125	05/15/18	61,872
262		9.00	11/15/18	404,749
182		8.875	02/15/19	279,854
440		4.50	05/15/38	600,669
	U.S. Treasury Note
174		3.75	11/15/18	197,028
	U.S. Treasury Strip
2,845		0.00	11/15/19	2,016,943
1,225		0.00	11/15/21	795,219
930		0.00	05/15/21	615,282
1,630		0.00	11/15/21	1,056,121
	Total U.S. Government Agencies & Obligations (Cost $10,107,350)			10,911,270

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Asset-Backed Securities (0.7%)
$308	Capital Auto Receivables Asset Trust 2006-2 A3A	4.98%		05/15/11	$303,075
196	Capital Auto Receivables Assets Trust 2007-SN1 Class A3B	1.255	(d)	07/15/10	183,301
99	Capital One Auto Finance Trust 2006-C A3A	5.07		07/15/11	95,668
34	Caterpillar Financial Asset Trust 2006-A A3	5.57		05/25/10	33,602
142	CIT Equipment Collateral 2006-VT2 A3	5.07		02/20/10	141,876
27	Ford Credit Auto Owner Trust 2006-A A3	5.05		03/15/10	26,469
189	GS Auto Loan Trust 2006-1 A3	5.37		12/15/10	187,175
123	Harley Davidson Motorcycle Trust 2005-3 A2	4.41		06/15/12	121,165
107	Harley-Davidson Motorcycle Trust 2005-2 A2	4.07		02/15/12	104,661
100	Hertz Vehicle Financing LLC 2005-2A A2 - 144A (b)	4.93		02/25/10	99,369
	Total Asset-Backed Securities (Cost $1,324,628)				1,296,361
	Collateralized Mortgage Obligations (0.3%)
	U.S. Government Agencies (0.3%)
225	Federal Home Loan Mortgage Corp. Whole Loan 2005-S001 2A2	0.621	(d)	09/25/45	186,451
	Federal National Mortgage Association
999	2005-68 XI (IO) (h)	6.00		08/25/35	81,778
4,012	2006-28 1P (IO) (h)	3.622	(d)	03/25/36	30,089
344	2006-28 1A1	0.581	(d)	03/25/36	300,694
	Total U.S. Government Agencies (Cost $915,539)				599,012
	Private Issues (0.0%)
200	American Home Mortgage Investment Trust 2006-1 1M1 (h)	0.851	(d)	03/25/46	1,447
200	Mastr Adjustable Rate Mortgages Trust 2007-3 1M1 (h)	1.321	(d)	05/25/47	749
	Total Private Issues (Cost $321,863)				2,196
	Total Collateralized Mortgage Obligations (Cost $1,237,402)				601,208
	Foreign Government Obligation (0.1%)
230	Republic of Brazil (Cost $234,639)	6.00		01/17/17	238,625

NUMBER OF SHARES
Investment Trust/Mutual Funds (0.3%)
19,630	Ishares FTSE/Xinhua China 25 Index Fund (Cost $569,331)	572,803

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

NUMBER OF CONTRACTS		VALUE
	Call Options Purchased (0.0%)
33	90 day Euro $ Futures March/2010 @97.75 (Cost $29,787)	$76,725

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (23.4%)
	U.S. Government Agency & Obligations (g) (1.8%)
$1,900	Federal Home Loan Bank	0.35%	01/07/09	1,899,889
1,494	U.S. Treasury Bills (c)	0.00 - 0.72	01/15/09 - 05/15/09	1,494,354
	Total U.S. Government Agency & Obligations (Cost $3,394,243)			3,394,243

NUMBER OF SHARES (000)
	Investment Company (i) (21.6%)
40,449	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $40,448,933)	40,448,933
	Total Short-Term Investments (Cost $43,843,176)	43,843,176

Total Investments (Cost $194,183,754) (j)(k)	103.2%	193,615,203
Total Written Options Outstanding (Premium received $16,413)	(0.0)	(47,644)
Liabilities in Excess of Other Assets	(3.2)	(5,854,078)
Net Assets	100.0%	$187,713,481

  ADR  American Depositary Receipt.

  ARM  Adjustable Rate Mortgage.

  IO  Interest Only Security.

  MTN  Medium-Term Note.

  PC  Participation Certificate.

  (a)  Non-income producing security.

  (b)  Resale is restricted to qualified institutional investors.

  (c)  A portion of this security has been physically segregated in connection with open futures contracts in the amount of $50,830.

  (d)  Variable rate security. Rate shown is the rate in effect at December 31, 2008.

  (e)  Foreign security issued with perpetual maturity.

  (f)  Security issued with perpetual maturity.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

  (g)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

  (h)  Securities with market value equal to $114,063 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available. See Note 7.

  (i)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

  (j)  Securities have been designated as collateral in amount equal to $19,579,280 in connection with open futures contracts and open swap contracts.

  (k)  The aggregate cost for federal income tax purposes is $194,102,700. The aggregate gross unrealized appreciation is $22,070,286 and the aggregate gross unrealized depreciation is $22,589,015, resulting in net unrealized depreciation of $518,729.

SUMMARY OF INVESTMENTS

PORTFOLIO COMPOSITION	MARKET VALUE		PERCENT OF TOTAL INVESTMENTS
Common Stocks	$116,899,832		60.4%
Short-Term Investments	43,843,176		22.6
U.S. Government Agencies and Obligations	16,034,403		8.3
Corporate Bonds	14,052,070		7.3
Asset-Backed Securities	1,296,361		0.7
Collateralized Mortgage Obligation	601,208		0.3
Investment Trust/Mutual Funds	572,803		0.3
Foreign Government & Obligations	238,625		0.1
Put Option Purchased	76,725		0.0
TOTAL INVESTMENTS	$193,615,203	^^	100.0	%^^

  ^^  Does not include open long/short futures contracts with an underlying face amount of $19,709,368 with unrealized appreciation of $214,282. Also does not include open swap contracts with net unrealized appreciation of $975,920 and options written with value of $47,644.

OPTIONS WRITTEN AS OF DECEMBER 31, 2008:

NUMBER OF CONTRACTS	DESCRIPTION	STRIKE PRICE	EXPIRATION DATE	PREMIUM	VALUE
33	90 day Euro$ Futures	98.25	March 2010	$16,413	$47,644

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

INTEREST RATE SWAP CONTRACTS OPEN AT DECEMBER 31, 2008:

    NOTIONAL  PAYMENTS  PAYMENTS    UNREALIZED
    AMOUNT  RECEIVED  MADE  TERMINATION  APPRECIATION
  COUNTERPARTY  (000'S)  BY FUND  BY FUND  DATE  (DEPRECIATION)

Bank of America N.A. ***		$1,050	Fixed Rate 5.07%	Floating Rate 0.00#%	April 14, 2018	$92,663
Bank of America N.A. ***		1,975	Fixed Rate 4.983	Floating Rate 0.00#	April 15, 2018	166,986
Bank of America N.A.		1,113	Fixed Rate 5.37	Floating Rate 3.08#	February 12, 2018	113,459
Bank of America N.A. ***		7,957	Fixed Rate 4.779	Floating Rate 0.00#	October 10, 2018	580,145
Bank of America N.A. ***		5,082	Fixed Rate 5.558	Floating Rate 0.00#	July 24, 2023	388,621
Bank of America N.A. ***		3,280	Fixed Rate 4.798	Floating Rate 0.00#	October 7, 2023	160,458
Citibank N.A. New York		3,250	Fixed Rate 5.338	Floating Rate 2.810#	May 24, 2017	705,575
Citibank N.A. New York		1,900	Fixed Rate 5.448	Floating Rate 2.802#	August 9, 2017	436,601
Citibank N.A. New York		2,900	Fixed Rate 5.239	Floating Rate 3.768#	September 27, 2017	631,040
Citibank N.A. New York		650	Fixed Rate 4.648	Floating Rate 2.81#	February 27, 2018	113,607
Goldman Sachs International ***		3,775	Fixed Rate 5.63	Floating Rate 0.00#	February 28, 2018	425,556
Goldman Sachs International ***		1,640	Fixed Rate 4.79	Floating Rate 0.00#	October 7, 2023	79,791
JPMorgan Chase Bank N.A. New York		2,450	Fixed Rate 5.448	Floating Rate 2.81#	May 29, 2017	553,406
JPMorgan Chase Bank N.A. New York		3,465	Fixed Rate 4.07	Floating Rate 2.72#	May 16, 2013	289,258
Bank of America N.A.		1,437	Floating Rate 0.00#	Fixed Rate 5.815	February 12, 2023	(126,226)
Bank of America N.A. ***		1,345	Floating Rate 0.00#	Fixed Rate 5.47	April 14, 2023	(100,068)
Bank of America N.A. ***		2,385	Floating Rate 0.00#	Fixed Rate 5.38	April 15, 2023	(169,693)
Bank of America N.A. ***		3,967	Floating Rate 0.00#	Fixed Rate 5.38	July 24, 2018	(394,637)
Bank of America N.A.		4,100	Floating Rate 2.791#	Fixed Rate 4.67	August 4, 2018	(742,879)
Bank of America N.A. ***		2,627	Floating Rate 0.00#	Fixed Rate 4.80	October 7, 2018	(194,184)
Bank of America N.A.		1,806	Floating Rate 0.000#	Fixed Rate 4.243	October 10, 2038	(543,913)
Bank of America N.A. ***	EUR	1,861	Fixed Rate 4.415	Floating Rate 0.00^	October 7, 2018	11,256
Bank of America N.A. ***		2,332	Floating Rate 0.00^	Fixed Rate 4.39	October 7, 2023	777
Barclays Bank ***		$1,630	Floating Rate 0.000#	Fixed Rate 0.000**	November 15, 2019	(213,260)
Barclays Bank ***		1,225	Floating Rate 0.000#	Fixed Rate 0.000**	November 15, 2021	(174,564)
Deutsche Bank AG Frankfurt ***	EUR	2,795	Fixed Rate 4.958	Floating Rate 0.00^	July 24, 2018	102,879
Deutsche Bank AG Frankfurt ***		705	Fixed Rate 5.268	Floating Rate 0.00^	July 3, 2023	25,557
Deutsche Bank AG Frankfurt ***		3,300	Fixed Rate 5.239	Floating Rate 0.00^	July 9, 2023	115,642
Deutsche Bank AG Frankfurt ***		3,000	Fixed Rate 5.24	Floating Rate 0.00^	July 10, 2023	105,254

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

    NOTIONAL  PAYMENTS  PAYMENTS    UNREALIZED
    AMOUNT  RECEIVED  MADE  TERMINATION  APPRECIATION
  COUNTERPARTY  (000'S)  BY FUND  BY FUND  DATE  (DEPRECIATION)

Deutsche Bank AG Frankfurt ***	EUR	565	Floating Rate 0.00^%	Fixed Rate 4.934%	July 1, 2018	$(20,466)
Deutsche Bank AG Frankfurt ***		2,635	Floating Rate 0.00^	Fixed Rate 4.861	July 9, 2018	(84,536)
Deutsche Bank AG Frankfurt ***		2,390	Floating Rate 0.00^	Fixed Rate 4.86	July 10, 2018	(76,477)
Deutsche Bank AG Frankfurt ***		3,503	Floating Rate 0.00^	Fixed Rate 5.188	July 24, 2023	(115,403)
Goldman Sachs International ***		$1,313	Floating Rate 0.00#	Fixed Rate 4.80	October 7, 2018	(97,044)
Goldman Sachs International ***		4,840	Floating Rate 0.00#	Fixed Rate 6.035	February 28, 2023	(462,317)
JPMorgan Chase Bank N.A. New York ***		750	Floating Rate 2.872#	Fixed Rate 4.408	May 1, 2018	(117,308)
JPMorgan Chase Bank N.A. New York ***		930	Floating Rate 0.000#	Fixed Rate 0.000**	May 15, 2021	(134,742)
JPMorgan Chase Bank N.A. New York ***		1,630	Floating Rate 0.000#	Fixed Rate 0.000**	November 15, 2021	(224,521)
JPMorgan Chase Bank N.A. New York ***		735	Floating Rate 0.000#	Fixed Rate 0.000**	November 15, 2019	(90,416)
UBS AG***		480	Floating Rate 0.000#	Fixed Rate 0.000**	November 15, 2019	(56,208)
Net Unrealized Appreciation						$959,669

  EUR  Euro.

  #  Floating rate based on USD-3 Month LIBOR.

  ^  Floating rate based on EUR-6 Month EURIBOR.

  **  Portfolio will make payments of $632,098, $548,629, $407,275, $722,331, $279,388, and $179,658 respectively, on termination date.

  ***  Forward interest rate swap. Periodic payments on specified notional contract amount with future effective date, unless terminated earlier.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series - Strategist

Portfolio of Investments ■ December 31, 2008 continued

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
34	Long	U.S.Treasury Notes 2 Year, March 2009	$7,414,125	$52,777
28	Long	U.S.Treasury Bonds 20 Year, March 2009	3,865,313	376,817
3	Long	U.S.Treasury Notes 5 Year, March 2009	357,164	(850)
11	Short	Swap Future 5 Year, March 2009	(1,296,453)	(10,640)
23	Short	U.S.Treasury Notes 10 Year, March 2009	(2,892,250)	(116,596)
30	Short	Swap Future 10 Year, March 2009	(3,884,063)	(87,226)
Net Unrealized Appreciation				$214,282

CREDIT DEFAULT SWAP CONTRACTS OPEN AT DECEMBER 31, 2008:

	SWAP COUNTERPARTY & REFERENCE OBLIGATION	BUY/SELL PROTECTION	NOTIONAL AMOUNT (000'S)	INTEREST RATE	TERMINATION DATE	UNREALIZED APPRECIATION	UPFRONT PAYMENTS	VALUE	CREDIT RATING OF REFERENCE OBLIGATION+
									(unaudited)
JPMorgan Chase & Co. Nordstrom Inc.		Buy	$75	1.07%	March 20, 2018	$16,251	—	$16,251	A-

+  Credit rating as issued by Standard and Poors.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements

Statements of Assets and Liabilities
For the year ended December 31, 2008

	Money Market		Limited Duration		Income Plus	High Yield	Global Infrastructure
Assets:
Investments in securities, at value*	$227,123,048	(1)	$77,202,391		$249,642,891	$26,897,108 (3)	$92,097,307	(3)
Investments in affiliates, at value**	—		3,110,536		4,650,078	7,220,719	15,945,678
Cash	7,974		—		538,850 (2)	217,062	6,806	(2)
Receivable for:
Investments sold	—		624,275		184,319	317,170	—
Shares of beneficial interest sold	504,636		—		—	—	—
Dividends	—		—		—	—	305,204
Interest	141,318		469,842		3,749,140	610,926	—
Foreign withholding taxes reclaimed	—		—		—	—	35,844
Principal paydowns	—		6,984		—	—	—
Variation margin	—		76,235		936,445	—	—
Dividends from affiliate	—		4,730		13,494	1,993	279
Periodic interest payment on open swap contracts	—		470,013		1,015,462	—	—
Unrealized appreciation on open forward foreign currency contracts	—		—		—	—	182,058
Unrealized appreciation on open swap contracts	—		4,219,619		33,144,011	—	—
Prepaid expenses and other assets	41,329		3,218		14,781	6,147	261,151
Total Assets	227,818,305		86,187,843		293,889,471	35,271,125	108,834,327
Liabilities:
Collateral on securities loaned at value	—		—		—	7,665,166	21,064,996
Written call options outstanding, at value	—		53,419	(4)	—	—	—
Unrealized depreciation on open swap contracts	—		3,101,108		24,010,430	—	—
Payable for:
Investments purchased	—		623,150		—	25,198	—
Shares of beneficial interest redeemed	100,304		26,044		323,617	3,016	32,847
Premium received from brokers	—		52,004		650,977	—	—
Distribution fee (Class Y)	26,290		14,417		31,462	2,947	3,530
Investment advisory fee	94,156		19,622		90,914	9,179	42,500
Administration fee	10,486		5,801		17,850	1,832	5,984
Periodic Interest payment on open swap contracts	—		215,150		1,592,913	—	—
Swap contracts termination	—		—		3,778	251,972	—
Transfer agent fee	500		500		500	500	500
Payable to bank	—		742,161		—	—	—
Unrealized depreciation on open forward foreign currency contracts	—		—		—	—	135,007
Swap contracts collateral due to brokers	—		1,653,000		21,411,000	—	—
Accrued expenses and other payables	59,297		53,324		72,941	111,659	52,690
Total Liabilities	291,033		6,559,700		48,206,382	8,071,469	21,338,054
Net Assets	$227,527,272		$79,628,143		$245,683,089	$27,199,656	$87,496,273
Composition of Net Assets:
Paid-in-capital	$227,527,257		$114,157,680		$294,491,345	$335,041,809	$54,379,965
Accumulated undistributed net investment income (loss)	158		2,961,783		11,067,655	1,886,536	2,512,439
Accumulated undistributed net realized gain (loss)	(143)		(38,614,006)		(44,789,103)	(248,536,637)	25,683,540
Net unrealized appreciation (depreciation)	—		1,122,686		(15,086,808)	(61,192,052)	4,920,329
Net Assets	$227,527,272		$79,628,143		$245,683,089	$27,199,656	$87,496,273
* Cost	$227,123,048		$76,634,989		$270,009,873	$88,089,160	$87,200,429
** Affiliated Cost	$—		$3,136,400		$4,650,078	$7,220,719	$15,945,678
Class X Shares:
Net Assets	$115,414,978		$16,405,137		$109,832,949	$13,226,283	$70,951,311
Shares Outstanding (unlimited authorized shares of $.01 par value)	115,414,924		2,115,199		11,620,563	15,550,434	6,279,069
Net Asset Value Per Share	$1.00		$7.76		$9.45	$0.85	$11.30
Class Y Shares:
Net Assets	$112,112,294		$63,223,006		$135,850,140	$13,973,373	$16,544,962
Shares Outstanding (unlimited authorized shares of $.01 par value)	112,112,333		8,177,278		14,421,369	16,436,182	1,468,078
Net Asset Value Per Share	$1.00		$7.73		$9.42	$0.85	$11.27

(1) Including repurchase agreements of $39,300,000.

(2) Including foreign currency valued at $25,201, $27,862, $246,160 and $140,339, respectively, with a cost of $25,814, $55,895, $241,905, and $142,300, respectively.

(3) Including securities loaned at value $7,343,588, $20,483,000, $7,501,168 and $2,132,516 respectively.

(4) Premium received $18,402.

See Notes to Financial Statements

	Income Builder	Dividend Growth	Global Dividend Growth		European Equity		Capital Opportunities
Assets:
Investments in securities, at value*	$29,998,387	$230,769,973	$97,383,224	(3)	$74,140,471	(3)	$181,538,334
Investments in affiliates, at value**	1,565,053	11,252,958	2,118,328		3,393,592		4,425,627
Cash	—	—	246,160	(2)	140,339	(2)	183
Receivable for:
Investments sold	7,349	1,389,101	222,402		—		—
Shares of beneficial interest sold	—	—	—		217		—
Dividends	33,624	505,093	223,242		152,807		4,749
Interest	138,359	—	—		—		—
Foreign withholding taxes reclaimed	—	82,655	30,117		93,994		—
Principal paydowns	—	—	—		—		—
Variation margin	—	—	—		—		—
Dividends from affiliate	778	1,985	2,892		1,624		4,770
Periodic interest payment on open swap contracts	—	—	—		—		—
Unrealized appreciation on open forward foreign currency contracts	—	—	520,369		—		—
Unrealized appreciation on open swap contracts	—	—	—		—		—
Prepaid expenses and other assets	3,625	10,784	6,313		4,977		20,642
Total Assets	31,747,175	244,012,549	100,753,047		77,928,021		185,994,305
Liabilities:
Collateral on securities loaned at value	—	—	7,774,034		2,218,537		—
Written call options outstanding, at value	—	—	—		—		—
Unrealized depreciation on open swap contracts	—	—	—		—		—
Payable for:
Investments purchased	6,317	—	—		—		—
Shares of beneficial interest redeemed	9,460	148,225	19,770		10,695		109,454
Premium received from brokers	—	—	—		—		—
Distribution fee (Class Y)	3,397	12,712	6,413		3,853		9,829
Investment advisory fee	18,383	114,182	53,254		44,827		67,221
Administration fee	2,212	16,866	6,404		5,233		13,071
Periodic Interest payment on open swap contracts	—	—	—		—		—
Swap contracts termination	—	—	—		—		—
Transfer agent fee	500	500	500		500		500
Payable to bank	—	—	—		142		—
Unrealized depreciation on open forward foreign currency contracts	—	—	964,397		—		—
Swap contracts collateral due to brokers	—	—	—		—		—
Accrued expenses and other payables	26,511	110,442	71,626		65,078		82,177
Total Liabilities	66,780	402,927	8,896,398		2,348,865		282,252
Net Assets	$31,680,395	$243,609,622	$91,856,649		$75,579,156		$185,712,053
Composition of Net Assets:
Paid-in-capital	$39,756,215	$491,573,497	$105,216,845		$91,196,757		$613,573,996
Accumulated undistributed net investment income (loss)	725,589	4,433,824	4,100,875		2,751,600		(136,162)
Accumulated undistributed net realized gain (loss)	(1,249,335)	(198,014,942)	(25,293,188)		(4,308,441)		(350,926,027)
Net unrealized appreciation (depreciation)	(7,552,074)	(54,382,757)	7,832,117		(14,060,760)		(76,799,754)
Net Assets	$31,680,395	$243,609,622	$91,856,649		$75,579,156		$185,712,053
* Cost	$37,550,461	$281,633,254	$89,100,641		$88,189,060		$258,338,176
** Affiliated Cost	$1,565,053	$14,772,434	$2,118,328		$3,393,592		$4,425,627
Class X Shares:
Net Assets	$16,163,720	$184,579,484	$62,332,867		$57,734,261		$140,040,751
Shares Outstanding (unlimited authorized shares of $.01 par value)	2,030,581	17,118,070	8,055,424		4,334,470		7,606,682
Net Asset Value Per Share	$7.96	$10.78	$7.74		$13.32		$18.41
Class Y Shares:
Net Assets	$15,516,675	$59,030,138	$29,523,782		$17,844,895		$45,671,302
Shares Outstanding (unlimited authorized shares of $.01 par value)	1,958,680	5,492,194	3,856,371		1,347,906		2,497,602
Net Asset Value Per Share	$7.92	$10.75	$7.66		$13.24		$18.29

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Assets and Liabilities continued
For the year ended December 31, 2008

	S&P 500 Index	Global Advantage	Aggressive Equity	Strategist
Assets:
Investments in securities, at value*	$109,748,696	$11,006,361	$20,947,012	$152,099,796
Investments in affiliates, at value**	4,184,872	545,702	1,646,730	41,515,407
Cash	46,341	6,178 (2)	—	103,592	(2)
Receivable for:
Investments sold	—	—	—	2,535,181
Shares of beneficial interest sold	34	—	12,815	5,981
Dividends	253,672	12,052	563	212,169
Interest	—	—	—	284,269
Foreign withholding taxes reclaimed	—	13,402	—	—
Variation margin	29,750	—	—	—
Dividends from affiliate	963	259	688	39,510
Periodic interest payment on open swap contracts	—	—	—	161,496
Unrealized appreciation on open forward foreign currency contracts	—	200	—	—
Unrealized appreciation on open swap contracts	—	—	—	5,114,782
Prepaid expenses and other assets	5,202	5,627	3,585	8,385
Total Assets	114,269,530	11,589,781	22,611,393	202,080,568
Liabilities:
Written call options outstanding, at value	—	—	—	47,644	(4)
Unrealized depreciation on open swap contracts	—	—	—	4,138,862
Payable for:
Investments purchased	183,667	385,047	—	7,146,991
Shares of beneficial interest redeemed	66,173	102,921	3,570	144,244
Variation margin	—	—	—	19,782
Distribution fee (Class Y)	17,420	963	2,727	11,711
Investment advisory fee	11,708	5,345	13,279	61,150
Administration fee	7,959	759	1,601	13,275
Periodic Interest payment on open swap contracts	—	—	—	141,841
Transfer agent fee	500	500	500	500
Payable to bank	—	4,724	—	—
Unrealized depreciation on open forward foreign currency contracts	—	975	—	—
Swap contracts collateral due to brokers	—	—	—	2,560,000
Accrued expenses and other payables	65,850	31,642	28,649	81,087
Total Liabilities	353,277	532,876	50,326	14,367,087
Net Assets	$113,916,253	$11,056,905	$22,561,067	$187,713,481
Composition of Net Assets:
Paid-in-capital	$143,067,490	$31,675,187	$60,743,742	$189,541,923
Accumulated undistributed net investment income (loss)	3,070,238	98,346	28,289	4,298,293
Accumulated undistributed net realized gain (loss)	(33,505,389)	(17,929,201)	(30,156,028)	(6,744,034)
Net unrealized appreciation (depreciation)	1,283,914	(2,787,427)	(8,054,936)	617,299
Net Assets	$113,916,253	$11,056,905	$22,561,067	$187,713,481
* Cost	$106,815,565	$13,793,903	$29,001,958	$152,631,269
** Affiliated Cost	$5,905,143	$545,702	$1,646,730	$41,552,485
Class X Shares:
Net Assets	$33,801,268	$6,531,386	$10,288,663	$134,667,523
Shares Outstanding (unlimited authorized shares of $.01 par value)	4,088,443	989,451	1,134,101	12,702,411
Net Asset Value Per Share	$8.27	$6.60	$9.07	$10.60
Class Y Shares:
Net Assets	$80,114,985	$4,525,519	$12,272,404	$53,045,958
Shares Outstanding (unlimited authorized shares of $.01 par value)	9,756,783	688,583	1,375,571	5,021,755
Net Asset Value Per Share	$8.21	$6.57	$8.92	$10.56

(2) Including foreign currency valued at $6,178 and $4,355, respectively with a cost of $6,179 and $9,195, respectively.

(4) Premium received $16,413.

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Operations
For the year ended December 31, 2008

	Money Market	Limited Duration	Income Plus	High Yield
Investment Income:
Income
Interest	$6,703,237	$4,500,714	$17,478,180	$3,092,364
Interest and dividends from affiliates	—	412,065	424,796	25,065
Income from securities loaned - net	—	—	—	31,473
Dividends	—	—	14,049	1,810
Total Income	6,703,237	4,912,779	17,917,025	3,150,712
Expenses
Investment advisory fee	1,014,146	310,332	1,276,854	157,966
Administration fee	112,707	82,755	243,210	30,089
Distribution fee (Class Y shares)	278,799	205,589	427,564	49,388
Professional fees	57,379	37,163	51,114	312,844
Transfer agent fees and expenses	500	500	500	500
Shareholder reports and notices	26,288	24,419	37,843	18,154
Trustees' fees and expenses	3,775	2,011	5,746	853
Mutual fund insurance (Note 9)	13,957	—	—	—
Custodian fees	21,098	32,696	26,951	19,258
Other	25,682	22,084	37,597	17,639
Total Expenses	1,554,331	717,549	2,107,379	606,691
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	—	(14,727)	(16,521)	(1,159)
Net Expenses	1,554,331	702,822	2,090,858	605,532
Net Investment Income (Loss)	5,148,906	4,209,957	15,826,167	2,545,180
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	—	(26,032,314)	(21,166,420)	(9,775,937)
Futures contracts	—	(1,592,285)	(12,852,948)	(459,604)
Option contracts	—	17,591	—	—
Swap contracts	—	627,482	15,552,737	413,988
Foreign exchange transactions	—	91	(285,485)	40,129
Net Realized Loss	—	(26,979,435)	(18,752,116)	(9,781,424)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	—	4,975,390	(22,945,126)	(1,225,439)
Investments in affiliates	—	(43,462)	—	—
Futures contracts	—	(539,224)	(3,887,863)	(20,512)
Swap contracts	—	615,001	613,111	(236,491)
Option contracts	—	17,610	—	—
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	—	(70)	(540)	5,882
Net Appreciation (Depreciation)	—	5,025,245	(26,220,418)	(1,476,560)
Net Loss	—	(21,954,190)	(44,972,534)	(11,257,984)
Net Increase (Decrease)	$5,148,906	$(17,744,233)	$(29,146,367)	$(8,712,804)

See Notes to Financial Statements

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Operations continued
For the year ended December 31, 2008

	Global Infrastructure	Income Builder	Dividend Growth	Global Dividend Growth	European Equity
Investment Income:
Income
Interest	$174	$784,046	—	$1,998	—
Interest and dividends from affiliates	75,227	30,998	$716,998	27,418	$33,285
Income from securities loaned - net	99,680	—	—	238,173	127,076
Dividends†	3,893,441	994,935	7,794,061	5,371,694	4,653,404
Total Income	4,068,522	1,809,979	8,511,059	5,639,283	4,813,765
†Net of foreign withholding taxes	(106,765)	(20,063)	(5,320)	(343,609)	(497,890)
Expenses
Investment advisory fee	724,246	315,056	1,832,740	968,349	1,043,495
Administration fee	101,649	37,619	290,232	115,624	95,954
Distribution fee (Class Y shares)	60,418	62,487	219,420	116,653	71,446
Professional fees	82,538	29,278	56,121	57,413	53,692
Transfer agent fees and expenses	500	500	500	500	500
Shareholder reports and notices	15,770	15,673	72,080	35,736	29,406
Trustees' fees and expenses	2,502	375	8,352	3,066	2,525
Custodian fees	7,535	19,341	24,206	38,591	48,090
Other	11,061	6,844	27,570	21,383	19,957
Total Expenses	1,006,219	487,173	2,531,221	1,357,315	1,365,065
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(2,720)	(1,165)	(9,463)	(1,268)	(1,569)
Less: waived/reimbursed	—	—	—	—	(92,692)
Net Expenses	1,003,499	486,008	2,521,758	1,356,047	1,270,804
Net Investment Income (Loss)	3,065,023	1,323,971	5,989,301	4,283,236	3,542,961
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	26,913,683	(844,887)	(30,509,315)	(24,471,007)	(4,086,166)
Investments in affiliates	—	(11,728)	(11,537,245)	—	—
Futures contracts	—	10,776	—	—	—
Option contracts	—	—	180,271	—	—
Swap contracts	—	—	—	—	—
Foreign exchange transactions	144,145	(296)	—	(411,724)	(788,353)
Net Realized Gain (Loss)	27,057,828	(846,135)	(41,866,289)	(24,882,731)	(4,874,519)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(79,182,136)	(14,007,172)	(120,907,094)	(51,160,430)	(62,113,972)
Investments in affiliates	—	—	2,249,469	—	—
Futures contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Option contracts	—	—	41,755	—	—
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	23,451	—	—	(445,516)	(25,583)
Net Depreciation	(79,158,685)	(14,007,172)	(118,615,870)	(51,605,946)	(62,139,555)
Net Loss	(52,100,857)	(14,853,307)	(160,482,159)	(76,488,677)	(67,014,074)
Net Decrease	$(49,035,834)	$(13,529,336)	$(154,492,858)	$(72,205,441)	$(63,471,113)

See Notes to Financial Statements

	Capital Opportunities	S&P 500 Index	Global Advantage	Aggressive Equity	Strategist
Investment Income:
Income
Interest	—	—	$12,034	—	$2,683,493
Interest and dividends from affiliates	$515,224	$185,126	5,434	$51,780	1,330,165
Income from securities loaned - net	—	—	—	—	130,798
Dividends†	1,554,950	3,663,297	287,116	196,104	2,884,362
Total Income	2,070,174	3,848,423	304,584	247,884	7,028,818
†Net of foreign withholding taxes	(73,114)	(111)	(24,525)	(9,272)	(37,241)
Expenses
Investment advisory fee	1,372,062	199,781	98,444	273,510	1,046,923
Administration fee	261,345	133,187	13,816	32,658	199,414
Distribution fee (Class Y shares)	198,609	291,297	17,720	55,080	179,990
Professional fees	51,002	36,141	39,582	33,663	47,954
Transfer agent fees and expenses	500	500	500	500	500
Shareholder reports and notices	44,926	37,124	7,865	10,544	34,048
Trustees' fees and expenses	7,558	3,882	478	717	4,804
Custodian fees	34,892	53,512	10,652	10,213	39,443
Other	30,477	31,715	10,675	5,743	33,296
Total Expenses	2,001,371	787,139	199,732	422,628	1,586,372
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(21,220)	(2,194)	(240)	(2,180)	(53,922)
Less: waived/reimbursed	—	—	—	—	—
Net Expenses	1,980,151	784,945	199,492	420,448	1,532,450
Net Investment Income (Loss)	90,023	3,063,478	105,092	(172,564)	5,496,368
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	(22,141,897)	270,414	(387,999)	(2,059,057)	(7,504,626)
Investments in affiliates	—	(438,640)	—	—	460,761
Futures contracts	—	(441,857)	—	—	(349,757)
Option contracts	—	—	—	—	1,920
Swap contracts	—	—	—	—	1,196,226
Foreign exchange transactions	(128,383)	(192)	(6,024)	(15,609)	(127)
Net Realized Gain (Loss)	(22,270,280)	(610,275)	(394,023)	(2,074,666)	(6,195,603)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(160,014,548)	(72,505,286)	(9,382,369)	(21,144,593)	(64,558,470)
Investments in affiliates	—	(2,420,733)	—	—	(37,077)
Futures contracts	—	97,924	—	—	194,055
Swap contracts	—	—	—	—	(122,970)
Option contracts	—	—	—	—	30,610
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(4,079)	—	(1,167)	27	(4,840)
Net Depreciation	(160,018,627)	(74,828,095)	(9,383,536)	(21,144,566)	(64,498,692)
Net Loss	(182,288,907)	(75,438,370)	(9,777,559)	(23,219,232)	(70,694,295)
Net Decrease	$(182,198,884)	$(72,374,892)	$(9,672,467)	$(23,391,796)	$(65,197,927)

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets

	Money Market		Limited Duration		Income Plus
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$5,148,906	$10,609,997	$4,209,957	$6,598,718	$15,826,167	$18,294,308
Net realized gain (loss)	—	(313,395)	(26,979,435)	(215,850)	(18,752,116)	(6,053,280)
Net increase from payments by affiliate (Note 4)	—	313,301	—	—	—	—
Net change in unrealized appreciation/depreciation	—	—	5,025,245	(2,429,695)	(26,220,418)	8,671,654
Net Increase (Decrease)	5,148,906	10,609,903	(17,744,233)	3,953,173	(29,146,367)	20,912,682
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(2,750,646)	(5,857,356)	(403,890)	(1,566,053)	(2,630,821)	(8,970,194)
Class Y Shares	(2,398,335)	(4,752,646)	(1,470,642)	(5,390,079)	(3,227,663)	(10,354,285)
Net realized gain
Class X Shares	—	—	—	—	—	—
Class Y Shares	—	—	—	—	—	—
Paid-in-capital
Class X Shares	—	—	—	—	—	(34,465)
Class Y Shares	—	—	—	—	—	(39,783)
Total Dividends and Distributions	(5,148,981)	(10,610,002)	(1,874,532)	(6,956,132)	(5,858,484)	(19,398,727)
Net increase (decrease) from transactions in shares of beneficial interest	14,525,817	(21,984,382)	(28,033,410)	(18,581,228)	(71,964,921)	(43,135,641)
Total Increase (Decrease)	14,525,742	(21,984,481)	(47,652,175)	(21,584,187)	(106,969,772)	(41,621,686)
Net Assets:
Beginning of period	213,001,530	234,986,011	127,280,318	148,864,505	352,652,861	394,274,547
End of Period	$227,527,272	$213,001,530	$79,628,143	$127,280,318	$245,683,089	$352,652,861
Accumulated Undistributed Net Investment Income (Loss)	$158	$184	$2,961,783	$(469,635)	$11,067,655	$(2,017,428)

See Notes to Financial Statements

	High Yield		Global Infrastructure
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,545,180	$3,353,174	$3,065,023	$3,235,117
Net realized gain (loss)	(9,781,424)	358,912	27,057,828	24,915,472
Net increase from payments by affiliate (Note 4)	—	—	—	—
Net change in unrealized appreciation/depreciation	(1,476,560)	(1,783,162)	(79,158,685)	4,330,557
Net Increase (Decrease)	(8,712,804)	1,928,924	(49,035,834)	32,481,146
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(437,443)	(1,650,929)	(647,408)	(2,621,400)
Class Y Shares	(479,055)	(1,782,057)	(134,680)	(539,363)
Net realized gain
Class X Shares	—	—	(20,127,613)	(14,149,868)
Class Y Shares	—	—	(4,721,337)	(3,381,848)
Paid-in-capital
Class X Shares	—	—	—	—
Class Y Shares	—	—	—	—
Total Dividends and Distributions	(916,498)	(3,432,986)	(25,631,038)	(20,692,479)
Net increase (decrease) from transactions in shares of beneficial interest	(9,229,477)	(11,109,031)	(3,124,164)	(23,527,408)
Total Increase (Decrease)	(18,858,779)	(12,613,093)	(77,791,036)	(11,738,741)
Net Assets:
Beginning of period	46,058,435	58,671,528	165,287,309	177,026,050
End of Period	$27,199,656	$46,058,435	$87,496,273	$165,287,309
Accumulated Undistributed Net Investment Income (Loss)	$1,886,536	$175,240	$2,512,439	$85,359

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued

	Income Builder		Dividend Growth		Global Dividend Growth
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,323,971	$1,599,645	$5,989,301	$6,718,615	$4,283,236	$3,736,431
Net realized gain (loss)	(846,135)	7,523,988	(41,866,289)	37,372,262	(24,882,731)	29,928,753
Net change in unrealized appreciation/depreciation	(14,007,172)	(6,480,513)	(118,615,870)	(18,261,968)	(51,605,946)	(17,322,433)
Net Increase (Decrease)	(13,529,336)	2,643,120	(154,492,858)	25,828,909	(72,205,441)	16,342,751
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(176,967)	(878,041)	(1,348,818)	(5,284,397)	(2,856,039)	(2,966,972)
Class Y Shares	(191,122)	(1,027,306)	(367,487)	(1,300,040)	(1,205,469)	(1,236,384)
Net realized gain
Class X Shares	(3,462,208)	(1,847,133)	—	—	(19,931,578)	(15,490,669)
Class Y Shares	(4,034,191)	(2,399,198)	—	—	(9,677,516)	(7,384,714)
Total Dividends and Distributions	(7,864,488)	(6,151,678)	(1,716,305)	(6,584,437)	(33,670,602)	(27,078,739)
Net decrease from transactions in shares of beneficial interest	(9,887,251)	(14,096,132)	(85,189,189)	(142,827,304)	(4,126,470)	(28,017,578)
Total Decrease	(31,281,075)	(17,604,690)	(241,398,352)	(123,582,832)	(110,002,513)	(38,753,566)
Net Assets:
Beginning of period	62,961,470	80,566,160	485,007,974	608,590,806	201,859,162	240,612,728
End of Period	$31,680,395	$62,961,470	$243,609,622	$485,007,974	$91,856,649	$201,859,162
Accumulated Undistributed Net Investment Income (Loss)	$725,589	$(319,944)	$4,433,824	$160,828	$4,100,875	$4,112,145

See Notes to Financial Statements

	European Equity		Capital Opportunities
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,542,961	$2,992,513	$90,023	$2,791,786
Net realized gain (loss)	(4,874,519)	24,212,838	(22,270,280)	68,769,661
Net change in unrealized appreciation/depreciation	(62,139,555)	(968,549)	(160,018,627)	12,242,224
Net Increase (Decrease)	(63,471,113)	26,236,802	(182,198,884)	83,803,671
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(2,413,005)	(2,252,570)	(635,044)	(1,859,792)
Class Y Shares	(642,298)	(633,844)	(146,796)	(138,094)
Net realized gain
Class X Shares	(16,690,917)	—	—	—
Class Y Shares	(5,203,748)	—	—	—
Total Dividends and Distributions	(24,949,968)	(2,886,414)	(781,840)	(1,997,886)
Net decrease from transactions in shares of beneficial interest	(3,791,426)	(43,195,990)	(70,259,908)	(127,317,765)
Total Decrease	(92,212,507)	(19,845,602)	(253,240,632)	(45,511,980)
Net Assets:
Beginning of period	167,791,663	187,637,265	438,952,685	484,464,665
End of Period	$75,579,156	$167,791,663	$185,712,053	$438,952,685
Accumulated Undistributed Net Investment Income (Loss)	$2,751,600	$3,052,295	$(136,162)	$684,038

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued

	S&P 500 Index		Global Advantage
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,063,478	$3,781,861	$105,092	$150,279
Net realized gain (loss)	(610,275)	10,277,890	(394,023)	1,136,276
Net change in unrealized appreciation/depreciation	(74,828,095)	(722,443)	(9,383,536)	2,923,040
Net Increase (Decrease)	(72,374,892)	13,337,308	(9,672,467)	4,209,595
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(1,233,419)	(1,371,058)	(116,591)	(145,628)
Class Y Shares	(2,473,396)	(2,631,171)	(53,682)	(71,553)
Net realized gain
Class X Shares	—	—	—	—
Class Y Shares	—	—	—	—
Total Dividends and Distributions	(3,706,815)	(4,002,229)	(170,273)	(217,181)
Net decrease from transactions in shares of beneficial interest	(29,261,336)	(51,503,824)	(4,070,352)	(6,929,711)
Total Decrease	(105,343,043)	(42,168,745)	(13,913,092)	(2,937,297)
Net Assets:
Beginning of period	219,259,296	261,428,041	24,969,997	27,907,294
End of Period	$113,916,253	$219,259,296	$11,056,905	$24,969,997
Accumulated Undistributed Net Investment Income (Loss)	$3,070,238	$3,748,975	$98,346	$167,415

See Notes to Financial Statements

	Aggressive Equity		Strategist
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(172,564)	$123,592	$5,496,368	$9,353,018
Net realized gain (loss)	(2,074,666)	11,466,164	(6,195,603)	25,084,270
Net change in unrealized appreciation/depreciation	(21,144,566)	(898,884)	(64,498,692)	(6,170,274)
Net Increase (Decrease)	(23,391,796)	10,690,872	(65,197,927)	28,267,014
Dividends and Distributions to Shareholders from:
Net investment income
Class X Shares	(40,785)	—	(1,351,745)	(6,516,159)
Class Y Shares	—	—	(508,327)	(2,403,373)
Net realized gain
Class X Shares	—	—	(17,620,917)	(26,239,176)
Class Y Shares	—	—	(7,191,427)	(10,632,273)
Total Dividends and Distributions	(40,785)	—	(26,672,416)	(45,790,981)
Net decrease from transactions in shares of beneficial interest	(9,878,008)	(17,577,948)	(26,332,133)	(36,602,060)
Total Decrease	(33,310,589)	(6,887,076)	(118,202,476)	(54,126,027)
Net Assets:
Beginning of period	55,871,656	62,758,732	305,915,957	360,041,984
End of Period	$22,561,067	$55,871,656	$187,713,481	$305,915,957
Accumulated Undistributed Net Investment Income (Loss)	$28,289	$109,559	$4,298,293	$364,570

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Money Market		Limited Duration		Income Plus
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Class X Shares
Shares
Sold	39,272,429	78,177,992	219,481	507,726	318,057	2,023,873
Reinvestment of dividends and distributions	2,750,646	5,857,357	45,466	166,056	251,075	861,166
Redeemed	(38,086,011)	(105,247,574)	(976,690)	(1,434,868)	(3,710,728)	(5,591,286)
Net Increase (Decrease) - Class X	3,937,064	(21,212,225)	(711,743)	(761,086)	(3,141,596)	(2,706,247)
Amount
Sold	$39,272,429	$78,177,992	$1,951,419	$4,805,745	$3,287,185	$21,196,799
Reinvestment of dividends and distributions	2,750,646	5,857,357	403,890	1,566,053	2,630,821	9,004,659
Redeemed	38,086,011	(105,247,574)	(8,136,803)	(13,579,613)	(36,737,304)	(58,516,308)
Net Increase (Decrease) - Class X	$3,937,064	$(21,212,225)	$(5,781,494)	$(7,207,815)	$(30,819,298)	$(28,314,850)
Class Y Shares
Shares
Sold	62,076,186	83,425,440	365,769	1,289,909	549,322	2,141,895
Reinvestment of dividends and distributions	2,398,335	4,752,647	165,939	572,447	308,624	995,763
Redeemed	(53,885,768)	(88,950,244)	(3,269,102)	(3,064,843)	(5,102,030)	(4,548,984)
Net Increase (Decrease) - Class Y	10,588,753	(772,157)	(2,737,394)	(1,202,487)	(4,244,084)	(1,411,326)
Amount
Sold	$62,076,186	$83,425,440	$3,336,110	$12,179,211	$5,807,550	$22,336,238
Reinvestment of dividends and distributions	2,398,335	4,752,647	1,470,642	5,390,079	3,227,663	10,394,068
Redeemed	(53,885,768)	(88,950,244)	(27,058,668)	(28,942,703)	(50,180,836)	(47,551,097)
Net Increase (Decrease) - Class Y	$10,588,753	$(772,157)	$(22,251,916)	$(11,373,413)	$(41,145,623)	$(14,820,791)

See Notes to Financial Statements

	High Yield		Global Infrastructure
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Class X Shares
Shares
Sold	439,070	2,632,195	136,433	525,300
Reinvestment of dividends and distributions	394,745	1,431,218	1,279,897	856,257
Redeemed	(4,491,763)	(8,871,647)	(1,600,079)	(2,259,575)
Net Increase (Decrease) - Class X	(3,657,948)	(4,808,234)	(183,749)	(878,018)
Amount
Sold	$468,293	$3,059,133	$2,528,018	$10,749,137
Reinvestment of dividends and distributions	437,443	1,650,929	20,775,021	16,771,268
Redeemed	(4,693,944)	(10,290,099)	(25,468,846)	(46,307,644)
Net Increase (Decrease) - Class X	$(3,788,208)	$(5,580,037)	$(2,165,807)	$(18,787,239)
Class Y Shares
Shares
Sold	224,818	1,392,635	65,397	185,627
Reinvestment of dividends and distributions	430,638	1,543,844	299,658	200,450
Redeemed	(5,897,980)	(7,702,635)	(436,317)	(612,242)
Net Increase (Decrease) - Class Y	(5,242,524)	(4,766,156)	(71,262)	(226,165)
Amount
Sold	$237,416	$1,616,253	$1,074,404	$3,780,195
Reinvestment of dividends and distributions	479,055	1,782,057	4,856,017	3,921,211
Redeemed	(6,157,740)	(8,927,304)	(6,888,778)	(12,441,575)
Net Increase (Decrease) - Class Y	$(5,441,269)	$(5,528,994)	$(958,357)	$(4,740,169)

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	Income Builder		Dividend Growth		Global Dividend Growth
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Class X Shares
Shares
Sold	80,930	243,868	188,631	1,621,444	88,216	637,149
Reinvestment of dividends and distributions	367,205	204,327	87,699	307,269	2,049,246	1,059,566
Redeemed	(614,459)	(840,522)	(4,839,160)	(8,789,956)	(2,174,259)	(2,918,093)
Net Decrease - Class X	(166,324)	(392,327)	(4,562,830)	(6,861,243)	(36,797)	(1,221,378)
Amount
Sold	$806,302	$3,273,569	$2,972,885	$27,873,604	$1,247,301	$11,256,989
Reinvestment of dividends and distributions	3,639,175	2,725,174	1,348,818	5,284,397	22,787,617	18,457,641
Redeemed	(6,520,735)	(11,387,330)	(70,063,288)	(151,292,748)	(26,457,893)	(51,997,174)
Net Decrease - Class X	$(2,075,258)	$(5,388,587)	$(65,741,585)	$(118,134,747)	$(2,422,975)	$(22,282,544)
Class Y Shares
Shares
Sold	61,287	198,850	58,376	382,904	43,315	401,943
Reinvestment of dividends and distributions	427,890	257,429	23,925	75,671	987,567	499,195
Redeemed	(1,237,576)	(1,095,070)	(1,435,936)	(1,889,523)	(1,087,949)	(1,221,565)
Net Decrease - Class Y	(748,399)	(638,791)	(1,353,635)	(1,430,948)	(57,067)	(320,427)
Amount
Sold	$707,013	$2,695,092	$794,273	$6,572,615	$599,490	$7,167,812
Reinvestment of dividends and distributions	4,225,313	3,426,504	367,487	1,300,040	10,882,985	8,621,098
Redeemed	(12,744,319)	(14,829,141)	(20,609,364)	(32,565,212)	(13,185,970)	(21,523,944)
Net Decrease - Class Y	$(7,811,993)	$(8,707,545)	$(19,447,604)	$(24,692,557)	$(1,703,495)	$(5,735,034)

See Notes to Financial Statements

	European Equity		Capital Opportunities
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Class X Shares
Shares
Sold	38,114	373,538	86,342	647,037
Reinvestment of dividends and distributions	950,444	80,134	20,244	55,328
Redeemed	(1,061,103)	(1,649,624)	(1,902,212)	(3,813,964)
Net Decrease - Class X	(72,545)	(1,195,952)	(1,795,626)	(3,111,599)
Amount
Sold	$924,340	$10,254,961	$2,683,773	$21,275,599
Reinvestment of dividends and distributions	19,103,922	2,252,571	635,044	1,859,792
Redeemed	(21,953,195)	(45,082,566)	(56,132,455)	(124,621,806)
Net Decrease - Class X	$(1,924,933)	$(32,575,034)	$(52,813,638)	$(101,486,415)
Class Y Shares
Shares
Sold	16,951	105,539	188,849	205,380
Reinvestment of dividends and distributions	292,156	22,662	4,703	3,942
Redeemed	(382,417)	(518,643)	(768,316)	(999,992)
Net Decrease - Class Y	(73,310)	(390,442)	(574,764)	(790,670)
Amount
Sold	$382,065	$2,891,627	$4,731,146	$6,718,447
Reinvestment of dividends and distributions	5,846,046	633,844	146,796	138,094
Redeemed	(8,094,604)	(14,146,426)	(22,324,212)	(32,687,891)
Net Decrease - Class Y	$(1,866,493)	$(10,620,955)	$(17,446,270)	$(25,831,350)

Morgan Stanley Variable Investment Series

Financial Statements continued

Statements of Changes in Net Assets continued
Summary of Transactions in Shares of Beneficial Interest

	S&P 500 Index		Global Advantage
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Class X Shares
Shares
Sold	204,363	628,816	63,049	173,049
Reinvestment of dividends and distributions	106,605	100,370	11,995	12,956
Redeemed	(1,144,889)	(2,302,191)	(326,077)	(618,917)
Net Decrease - Class X	(833,921)	(1,573,005)	(251,033)	(432,912)
Amount
Sold	$2,036,301	$8,483,315	$639,024	$1,944,469
Reinvestment of dividends and distributions	1,233,419	1,371,058	116,591	145,628
Redeemed	(12,941,380)	(31,154,539)	(3,159,858)	(6,917,578)
Net Decrease - Class X	$(9,671,660)	$(21,300,166)	$(2,404,243)	$(4,827,481)
Class Y Shares
Shares
Sold	427,594	737,259	47,603	69,686
Reinvestment of dividends and distributions	214,891	193,896	5,546	6,389
Redeemed	(2,335,950)	(3,174,327)	(231,069)	(266,423)
Net Decrease - Class Y	(1,693,465)	(2,243,172)	(177,920)	(190,348)
Amount
Sold	$4,418,421	$9,857,520	$466,589	$794,956
Reinvestment of dividends and distributions	2,473,396	2,631,171	53,682	71,553
Redeemed	(26,481,493)	(42,692,349)	(2,186,380)	(2,968,739)
Net Decrease - Class Y	$(19,589,676)	$(30,203,658)	$(1,666,109)	$(2,102,230)

See Notes to Financial Statements

	Aggressive Equity		Strategist
	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007	For The Year Ended December 31, 2008	For The Year Ended December 31, 2007
Class X Shares
Shares
Sold	27,794	136,153	315,787	1,061,523
Reinvestment of dividends and distributions	2,460	—	1,454,772	2,112,775
Redeemed	(361,194)	(739,389)	(3,039,684)	(4,818,916)
Net Decrease - Class X	(330,940)	(603,236)	(1,269,125)	(1,644,618)
Amount
Sold	$414,384	$2,266,135	$4,422,151	$17,359,396
Reinvestment of dividends and distributions	40,785	—	18,972,662	32,755,335
Redeemed	(5,409,021)	(12,096,302)	(40,695,307)	(78,617,026)
Net Decrease - Class X	$(4,953,852)	$(9,830,167)	$(17,300,494)	$(28,502,295)
Class Y Shares
Shares
Sold	45,414	186,518	198,421	441,792
Reinvestment of dividends and distributions	—	—	592,076	842,764
Redeemed	(376,129)	(666,959)	(1,478,670)	(1,745,721)
Net Decrease - Class Y	(330,715)	(480,441)	(688,173)	(461,165)
Amount
Sold	$670,281	$3,026,234	$2,749,332	$7,210,062
Reinvestment of dividends and distributions	—	—	7,699,754	13,035,646
Redeemed	(5,594,437)	(10,774,015)	(19,480,725)	(28,345,473)
Net Decrease - Class Y	$(4,924,156)	$(7,747,781)	$(9,031,639)	$(8,099,765)

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008

1. Organization and Accounting Policies

Morgan Stanley Variable Investment Series (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund is offered exclusively to life insurance companies in connection with particular life insurance and/or annuity contracts they offer.

The Fund, organized on February 25, 1983 as a Massachusetts business trust, consists of fourteen Portfolios ("Portfolios") which commenced operations as follows:

PORTFOLIO	COMMENCEMENT OF OPERATIONS	PORTFOLIO	COMMENCEMENT OF OPERATIONS
Money Market	March 9, 1984	Global Dividend Growth	February 23, 1994

Limited Duration	May 4, 1999	European Equity	March 1, 1991

Income Plus	March 1, 1987	Capital Opportunities**	March 9, 1984

High Yield	March 9, 1984	S&P 500 Index	May 18, 1998

Global Infrastructure*	March 1, 1990	Global Advantage	May 18, 1998

Income Builder	January 21, 1997	Aggressive Equity	May 4, 1999

Dividend Growth	March 1, 1990	Strategist	March 1, 1987

On June 5, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered by Metropolitan Life Insurance Company and other contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after June 5, 2000.

The investment objectives of each Portfolio are as follows:

PORTFOLIO	INVESTMENT OBJECTIVE
Money Market	Seeks high current income, preservation of capital and liquidity.

Limited Duration	Seeks to provide a high level of current income consistent with the preservation of capital.

Income Plus	Seeks, as its primary objective, to provide a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective.

High Yield	Seeks, as its primary objective, to provide a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective.

Global Infrastructure* (formerly Utilities)	Seeks both capital appreciation and current income.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

PORTFOLIO	INVESTMENT OBJECTIVE
Income Builder	Seeks, as its primary objective, to earn reasonable income and, as a secondary objective, growth of capital.

Dividend Growth	Seeks to provide reasonable current income and long-term growth of income and capital.

Global Dividend	Seeks to provide reasonable current income and long-term growth of income and capital. Growth

European Equity	Seeks to maximize the capital appreciation of its investments.

Capital Opportunities** (formerly Equity)	Seeks, as its primary objective, growth of capital and, as a secondary objective, income, but only when consistent with its primary objective.

S&P 500 Index	Seeks to provide investment results that, before expenses, correspond to the total return of the Standards & Poor's 500® Composite Stock Price Index.

Global Advantage	Seeks long-term capital growth.

Aggressive Equity	Seeks long-term capital growth.

Strategist	Seeks a high total investment return.

*  Name change effective November 3, 2008.

**  Name Change effective May 1, 2008.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Money Market: Portfolio securities are valued at amortized cost which approximates market value, in accordance with Rule 2a-7 under the Act. All remaining Portfolios: (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (5) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

valued at the mean between their latest bid and asked price; (7) futures are valued at the latest price published by the commodities exchange on which they trade; (8) when market quotations are not readily available, Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (and/or, in the case of Global Dividend Growth, European Equity and effective June 30, 2008, Global Infrastructure, Morgan Stanley Investment Management Limited (the "Sub Adviser")) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuation of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuation may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees; (10) investments in investment trusts and open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. The Fund amortizes premiums and accretes discounts over the life of the respective securities.

C. Repurchase Agreements — The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

D. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statements of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and or currency and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in written options for the year ended December 31, 2008 were as follows:

LIMITED DURATION	CONTRACT AMOUNT	PREMIUM
Options written, outstanding at beginning of the period	—	—
Options written	144	$71,618
Options closed	(107)	(53,216)
Options written, outstanding at end of period	37	$18,402

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

DIVIDEND GROWTH	CONTRACT AMOUNT	PREMIUM
Options written, outstanding at beginning of the period	613	$40,685
Options written	3,126	215,968
Options exercised	(508)	(40,834)
Options expired	(3,231)	(215,819)
Options written, outstanding at end of period	—	—
STRATEGIST	CONTRACT AMOUNT	PREMIUM
Options written, outstanding at beginning of the period	—	—
Options written	141	$70,126
Options exercised	(108)	(53,713)
Options written, outstanding at end of period	33	$16,413

F. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

H. Security Lending — The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

PORTFOLIO	VALUE OF LOANED SECURITIES	VALUE OF COLLATERAL CASH(1)
High Yield	$7,343,588	$7,665,166
Global Dividend Growth	7,501,168	7,774,034
European Equity	2,132,516	2,218,537
Global Infrastructure	20,483,000	21,066,962	(2)

(1)  The Portfolios received cash collateral which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio as reported in the Portfolio of Investments.

(2)  As of December 31, 2008, there was uninvested cash of $1,966. The remaining collateral of $189,468 was received in the form of Foreign Government and Domestic Equity Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.

The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

I. Swaps — The Fund adopted the provisions of the FASB Staff Position Paper No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No.45 ("FSP FAS 133-1 and FIN 45-4"), effective December 31, 2008. FSP FAS 133-1 and FIN 45-4 requires the seller of credit derivatives to provide additional disclosure about its credit derivatives.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

The Fund accrues for the periodic fees on credit default swaps on a daily basis with the net amount accrued recorded within realized gain/loss on swap contracts on the Statement of Operations. Net unrealized gains are recorded as an asset or net unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of the swap contracts is reported as unrealized gains or losses on the Statement of Operations. Payments received or made upon entering into a credit default swap contract, if any, are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk.

The Fund may also enter into interest rate swaps primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps are contractual agreements to exchange periodic interest payment streams calculated on a predetermined notional principal amount. Interest rate swaps generally involve one party paying a fixed interest rate and the other party paying a variable rate. The Fund will usually enter into interest rate swaps on a net basis, i.e, the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund accrues the net amount with respect to each interest rate swap on a daily basis. This net amount is recorded within realized gain/loss on swap contracts on the Statement of Operations. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

J. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended December 31, 2008 remains subject to examination by taxing authorities.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

K. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to its shareholders on the ex-dividend date.

L. Expenses — Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios. The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by a Portfolio.

M. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration and Sub-Advisory Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rates listed below to each Portfolios' net assets determined at the close of each business day.

Money Market — 0.45% to the portion of the daily net assets not exceeding $250 million; 0.375% to the portion of the daily net assets exceeding $250 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1.25 billion; 0.30% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $1.5 billion and 0.275% to the portion of the daily net assets in excess of $1.5 billion.

Limited Duration — 0.30%.

Income Plus — 0.42% to the portion of the daily net assets not exceeding $500 million; 0.35% to the portion of the daily net assets exceeding $500 million but not exceeding $1.25 billion and 0.22% to the portion of the daily net assets in excess of $1.25 billion.

High Yield — 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.22% to the portion of the daily net assets in excess of $3 billion.

Global Infrastructure — 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion and 0.345% to the portion of the daily net assets in excess of $5 billion.

Income Builder — 0.67% to the portion of the daily net assets not exceeding $500 million and 0.645% to the portion of the daily net assets in excess of $500 million.

Dividend Growth — 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.37% to the portion of the daily net assets in excess of $2 billion.

Global Dividend Growth — 0.67% to the portion of the daily net assets not exceeding $1 billion; 0.645% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.62% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.595% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.57% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $4.5 billion and 0.545% to the portion of the daily net assets in excess of $4.5 billion

European Equity — 0.87% to the portion of the daily net assets not exceeding $500 million; 0.82% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.77% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.745% to the portion of the daily net assets in excess of $3 billion.

Capital Opportunities — 0.42% to the portion of the daily net assets not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.37% to the portion of the daily net assets in excess of $2 billion.

S&P 500 Index — 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Global Advantage — 0.57% to the portion of the daily net assets not exceeding $1.5 billion and 0.545% to the portion of the daily net assets in excess of $1.5 billion.

Aggressive Equity — 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion and 0.595% to the portion of the daily net assets in excess of $3 billion.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

Strategist — 0.42% to the portion of the daily net assets not exceeding $1.5 billion and 0.395% to the portion of the daily net assets in excess of $1.5 billion.

Under the Sub-Advisory Agreements between the Investment Adviser and the Sub-Adviser, the Sub-Adviser provides Global Dividend Growth, European Equity and effective June 30, 2008, Global Infrastructure with investment advice and portfolio management relating to the Portfolios' investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreements, the Investment Adviser paid the Sub-Adviser compensation in the amounts of $508,676, $498,707 and $166,993, respectively, for the year ended December 31, 2008.

The Investment Adviser has agreed to cap European Equity and S&P 500 Index's operating expenses (except for brokerage and 12b-1 fees) by assuming the Portfolio's "other expenses" and/or waiving the Portfolio's advisory fees, and Morgan Stanley Services Company Inc. (the "Administrator") has agreed to waive the Portfolio's administrative fees, to the extent such operating expenses exceed 1.00% and 0.40%, respectively, of the average daily net assets of the Portfolio on an annualized basis.

Pursuant to an Administration Agreement with the Administrator, an affiliate of the Investment Adviser and Sub-Adviser, each Portfolio pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% (Money Market 0.05%) to the Portfolio's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser has agreed to waive expenses in the amount of $216 for the Money Market Portfolio, which was netted against advisory fees in the Statement of Operations.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

4. Security Transactions and Transactions with Affiliates

Each Portfolio (except Money Market) may invest in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Portfolio in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the year ended December 31, 2008, the tables below identifies, for each Portfolio that invested in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, that amount by which that Portfolio's advisory fees was reduced in relation to that Portfolio's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

In addition, the table also identifies the income distributions earned, if any, by each Portfolio for that Portfolio's investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

Income distributions are recorded as dividends in the Statement of Operations.

PORTFOLIO	INCOME DISTRIBUTION EARNED FEE	INVESTMENT ADVISORY WAIVED
Limited Duration	$376,684	$14,727
Income Plus	424,796	16,521
High Yield	25,065	1,159
Global Infrastructure	75,227	2,720
Income Builder	26,476	1,165
Dividend Growth	251,908	9,463
Global Dividend Growth	27,418	1,268
European Equity	33,285	1,569
Capital Opportunities	515,224	21,220
S&P 500 Index	53,720	2,194
Global Advantage	5,434	240
Aggressive Equity	51,780	2,180
Strategist	1,280,358	53,922

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

During the year ended December 31, 2008, each Portfolio's cost of purchases and proceeds from sales of investments in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class were as follows:

PORTFOLIO	PURCHASES	SALES
Limited Duration	$94,554,640	$100,292,211
Income Plus	211,052,276	213,345,668
High Yield	20,179,147	19,297,452
Global Infrastructure	40,854,282	42,763,612
Income Builder	17,694,131	19,142,920
Dividend Growth	113,759,532	121,635,974
Global Dividend Growth	50,514,567	48,690,781
European Equity	28,859,337	27,868,730
Capital Opportunities	103,394,644	127,799,202
S&P 500 Index	83,252,897	82,191,165
Global Advantage	6,793,395	6,247,693
Aggressive Equity	14,947,450	16,796,136
Strategist	72,871,205	81,604,076

Purchases and sales/prepayments/maturities of portfolio securities, excluding short-term investments (except Money Market), for the year ended December 31, 2008 were as follows:

	U.S. GOVERNMENT SECURITIES		OTHER
	PURCHASES	SALES/PREPAYMENTS/ MATURITIES	PURCHASES	SALES/PREPAYMENTS/ MATURITIES
Money Market	$10,420,370	$19,500,000	$7,280,263,871	$7,259,544,001
Limited Duration	34,748,904	28,530,292	12,300,148	62,549,962
Income Plus	—	39,526,664	155,641,018	180,545,357
High Yield	—	1,017,012	15,822,032	22,269,425
Global Infrastructure	—	—	94,865,264	118,898,592
Income Builder	—	—	16,119,998	31,058,449
Dividend Growth	—	—	216,840,648	288,396,732
Global Dividend Growth	—	—	127,294,430	161,584,750
European Equity	—	—	17,572,614	44,548,863
Capital Opportunities	—	—	105,180,041	151,278,974
S&P 500 Index	—	—	23,824,099	54,449,519
Global Advantage	—	—	5,902,515	9,622,393
Aggressive Equity	—	—	12,988,175	21,191,938
Strategist	40,204,296	51,742,872	66,788,098	89,759,516

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

On October 23, 2007, a security owned by the Money Market Portfolio ("Portfolio") was subject to a credit downgrade by a rating agency. As a result of this downgrade, the Investment Adviser determined that the security was no longer an eligible security for the Portfolio to own. As a result, the Investment Adviser purchased the security from the Portfolio at amortized cost plus accrued interest. Prior to the purchase, the Portfolio owned $3,000,000 par value of this security. Had this security been sold to a third party, the Portfolio would have realized a loss of approximately $299,893. As a result, this estimated loss along with an offsetting payment from the Investment Adviser was reflected in the Statement of Changes in Net Assets. The net result of this transaction, including the purchase of the security at amortized cost by the Investment Adviser, had no impact on the Portfolio's net assets, net asset value per share or net investment income.

On November 23, 2007, the Investment Adviser purchased at amortized cost from the Money Market Portfolio, a security with a par value of $1,077,000. Although this security remained eligible under SEC Rule 2a-7 to be held by the Portfolio, due to deterioration in the assets underlying this holding, the Investment Adviser believed it appropriate to eliminate the Portfolio's exposure to this security by purchasing it from the Portfolio at amortized cost. The Investment Adviser sought and received "no action" relief from the SEC staff. Had this security been sold to a third party, the Portfolio would have realized a loss of approximately $13,408. As a result, this estimated loss along with offsetting payments from the Investment Adviser was reflected in the Statement of Changes in Net Assets. The net result of this transaction, including the purchase of the security at amortized cost by the Investment Adviser, had no impact on the Portfolio's net assets, net asset value per share or net investment income.

The following Portfolios had transactions with the following affiliates of the Fund:

PORTFOLIO	ISSUER	PURCHASES	SALES/ MATURITIES	NET REALIZED GAINS/LOSS	INCOME	VALUE
Limited Duration	Met Life Global	—	—	—	$35,381	$735,333
Income Builder	MetLife, Inc.	—	$90,772	(11,728)	4,522	—
Dividend Growth	Allstate Corp. (The)	$6,411,850	—	—	104,415	4,727,923
	Citigroup Inc.*	—	3,466,899	(11,537,245)	295,810	—
	MetLife, Inc.	2,473,722	—	—	64,865	3,055,653
S&P 500 Index	Allstate Corp. (The)	5,736	101,368	19,914	13,756	247,928
	MetLife, Inc.	54,953	180,927	54,777	7,763	373,211
	Morgan Stanley	61,293	156,568	(35,997)	18,343	240,536
	Citigroup Inc.*	273,810	421,948	(477,334)	91,544	516,355
Strategist	Allstate Corp. (The)	—	769,721	460,761	49,807	994,921
	MetLife, Inc.	75,283	—	—	—	71,553

*  Citigroup Inc. is an affiliate of Dividend Growth and S&P 500 Index only.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

The following Portfolios had transactions with other Morgan Stanley funds during the year ended December 31, 2008:

	PURCHASES	SALES	NET REALIZED GAINS(LOSS)
Global Infrastructure	$717,683	$3,365,314	$1,482,688
Dividend Growth	—	451,208	(831,866)
Global Dividend Growth	319,335	3,422,454	(532,405)
Capital Opportunities	1,356,151	4,486,751	(2,521,774)
Aggressive Equity	170,488	599,754	(91,880)
Income Builder	—	16,040	946
Income Plus	—	2,095,668	102,556
S&P 500 Index	—	—	—
Strategist	222,115	53,118	(355)

For the year ended December 31, 2008, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Portfolio:

GLOBAL INFRASTRUCTURE	INCOME BUILDER	DIVIDEND GROWTH	GLOBAL DIVIDEND	CAPITAL OPPORTUNITIES	GLOBAL ADVANTAGE	AGGRESSIVE EQUITY	STRATEGIST
$274	$900	$22,114	$5,798	$5,667	$1,459	$715	$41,520

Morgan Stanley Trust, an affiliate of the Investment Adviser, Sub-Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

Aggregate pension costs for the year ended December 31, 2008, included in Trustees' fees and expenses in the Statements of Operations and the accrued pension liability included in accrued expenses in the Statements of Assets and Liabilities are as follows:

AGGREGATE PENSION COSTS

MONEY MARKET	LIMITED DURATION	INCOME PLUS	HIGH YIELD	GLOBAL INFRASTRUCTURE	INCOME BUILDER	DIVIDEND GROWTH	GLOBAL DIVIDEND GROWTH
$479	$315	$809	$150	$326	$95	$1,577	$458
	EUROPEAN EQUITY		CAPITAL OPPORTUNITIES	S&P 500 INDEX	GLOBAL ADVANTAGE	AGGRESSIVE EQUITY	STRATEGIST
		$373	$1,164	$461	$59	$111	$608

ACCRUED PENSION LIABILITY

MONEY MARKET	LIMITED DURATION	INCOME PLUS	HIGH YIELD	GLOBAL INFRASTRUCTURE	INCOME BUILDER	DIVIDEND GROWTH	GLOBAL DIVIDEND GROWTH
$11,898	$232	$7,706	$4,021	$5,981	$909	$12,696	$1,450
	EUROPEAN EQUITY		CAPITAL OPPORTUNITIES	S&P 500 INDEX	GLOBAL ADVANTAGE	AGGRESSIVE EQUITY	STRATEGIST
		$1,829	$7,494	$256	$566	$980	$8,543

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

The tax character of distributions paid for the years ended December 31, 2007 and December 31, 2008 for all portfolios was the same as the book character shown on the Statement of Changes in Net Assets except as follows:

	GLOBAL INFRASTRUCTURE	INCOME BUILDER	GLOBAL DIVIDEND GROWTH		EUROPEAN EQUITY	STRATEGIST
	FOR THE YEAR ENDED DECEMBER 31, 2008	FOR THE YEAR ENDED DECEMBER 31, 2008	FOR THE YEAR ENDED DECEMBER 31, 2008	FOR THE YEAR ENDED DECEMBER 31, 2007	FOR THE YEAR ENDED DECEMBER 31, 2008	FOR THE YEAR ENDED DECEMBER 31, 2007
Ordinary income	$2,244,933	$942,655	$6,775,077	$4,991,725	$9,991,642	$11,796,636
Long-term capital gains	23,386,105	6,921,833	26,895,525	22,087,014	14,958,326	33,994,345
Total distributions	$25,631,038	$7,864,488	$33,670,602	$27,078,739	$24,949,968	$45,790,981

As of December 31, 2008, the tax-basis components of accumulated earnings (losses) were as follows:

	MONEY MARKET	LIMITED DURATION	INCOME PLUS	HIGH YIELD	GLOBAL INFRASTRUCTURE
Undistributed ordinary income	$14,393	$3,328,465	$12,546,092	$2,416,432	$2,599,681
Undistributed long-term gains	—	—	—	—	25,981,791
Net accumulated earnings	14,393	3,328,465	12,546,092	2,416,432	28,581,472
Capital loss carryforward*	—	(27,581,418)	(41,268,113)	(240,073,980)	—
Post-October losses	—	(11,516,049)	(7,365,271)	(8,457,439)	—
Temporary differences	(14,378)	(13,332)	(134,838)	(291,253)	(7,769)
Net unrealized appreciation (depreciation)	—	1,252,797	(12,586,126)	(61,435,913)	4,542,605
Total accumulated earnings (losses)	$15	$(34,529,537)	$(48,808,256)	$(307,842,153)	$33,116,308
	INCOME BUILDER	DIVIDEND GROWTH	GLOBAL DIVIDEND GROWTH	EUROPEAN EQUITY	CAPITAL OPPORTUNITIES
Undistributed ordinary income	$977,602	$4,452,359	$4,364,589	$2,810,432	$110,147
Undistributed long-term gains	15,596	—	—	3,645,527	—
Net accumulated earnings	993,198	4,452,359	4,364,589	6,455,959	110,147
Foreign tax credit pass-through	—	—	123,051	138,432	—
Capital loss carryforward*	—	(174,202,277)	(3,030,962)	—	(348,777,663)
Post-October losses	(1,143,849)	(23,306,616)	(22,834,033)	(7,186,343)	—
Temporary differences	(1,670)	(19,146)	(126,814)	(142,092)	(12,565)
Net unrealized appreciation (depreciation)	(7,923,499)	(54,888,195)	8,143,973	(14,883,557)	(79,181,862)
Total accumulated losses	$(8,075,820)	$(247,963,875)	$(13,360,196)	$(15,617,601)	$(427,861,943)

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

	S&P 500 INDEX	GLOBAL ADVANTAGE	AGGRESSIVE EQUITY	STRATEGIST
Undistributed ordinary income	$3,051,130	$99,553	$—	$4,150,838
Undistributed long-term gains	—	—	—	—
Net accumulated earnings	3,051,130	99,553	—	4,150,838
Foreign tax credit pass-through	—	21,687	—	—
Capital loss carryforward*	(27,589,365)	(17,286,839)	(29,661,510)	(3,140,855)
Post-October losses	(1,113,514)	(642,734)	(385,249)	(3,294,638)
Temporary differences	(2,784)	(22,528)	(1,585)	(12,152)
Net unrealized appreciation (depreciation)	(3,496,704)	(2,787,421)	(8,134,331)	468,365
Total accumulated losses	$(29,151,237)	$(20,618,282)	$(38,182,675)	$(1,828,442)

*  As of December 31, 2008, the following Portfolios had a net capital loss carryforward which may be used to offset future capital gains to the extent provided by regulations.

	(AMOUNTS IN THOUSANDS)
AVAILABLE THROUGH DECEMBER 31,	2009	2010	2011	2012	2013	2014	2015	2016	TOTAL
Limited Duration	—	$328	$1,546	$4,026	$1,267	$2,232	$1,063	$17,119	$27,581
Income Plus	—	16,864	—	—	—	—	5,172	19,232	41,268
High Yield	$47,273	63,495	81,458	24,098	15,737	6,219	—	1,794	240,074
Dividend Growth	—	106,916	48,222	—	—	—	—	19,064	174,202
Global Dividend Growth	—	—	—	—	—	—	—	3,031	3,031
Capital Opportunities	197,616	130,806	—	—	—	—	—	20,356	348,778
S&P 500 Index	—	8,964	—	3,450	9,726	5,449	—	—	27,589
Global Advantage	3,115	14,172	—	—	—	—	—	—	17,287
Aggressive Equity	14,979	13,085	—	—	—	—	—	1,598	29,662
Strategist	—	—	—	—	—	—	—	3,141	3,141

During the year ended December 31, 2008, the following Portfolios utilized net capital loss carryforwards: S&P 500 Index — $1,936,306; Global Advantage — $246,833.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

At December 31, 2008, the primary reason(s) for significant temporary/permanent book/tax differences were as follows:

	TEMPORARY DIFFERENCES		PERMANENT DIFFERENCES
	POST- OCTOBER LOSSES	LOSS DEFERRALS FROM WASH SALES	FOREIGN CURRENCY GAINS/LOSSES	GAINS/ LOSSES ON PAYDOWNS
Limited Duration .	•	•	•	•
Income Plus	•	•	•	•
High Yield	•	•	•	•
Global Infrastructure		•	•
Income Builder	•	•	•
Dividend Growth	•	•
Global Dividend Growth	•	•	•
European Equity	•	•	•
Capital Opportunities		•	•
S & P 500 Index	•	•	•
Global Advantage	•	•	•
Aggressive Equity	•	•	•
Strategist	•	•	•	•

Additionally, the following Portfolios had other temporary differences: Global Infrastructure, Global Dividend Growth, Global Advantage — income from the mark-to-market of forward foreign currency contracts; Global Dividend Growth, European Equity, Global Advantage — foreign tax credit pass-through; Limited Duration, Income Plus, S&P 500 Index, Strategist — capital gain/loss from the mark-to-market of futures contracts and/or options contracts; High Yield — income on bonds in default. The following Portfolios had other permanent differences: High Yield — expired capital loss carryforward; Income Builder, Global Dividend Growth, S&P 500 Index — tax adjustments on real estate investment trusts and/or convertible preferred stock held/sold; Global Dividend Growth — tax adjustments on passive foreign investment companies sold; Aggressive Equity — net operating loss. The following Portfolios had temporary and permanent differences attributable to book amortization of premiums/discounts on debt securities: Limited Duration, Income Plus, High Yield, Income Builder and Strategist. The following Portfolios had temporary and/or permanent differences attributable to tax adjustment on swaps: Limited Duration, Income Plus, High Yield and Strategist.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

The permanent differences resulted in the following reclassifications among the Portfolios' components of net assets at December 31, 2008:

	ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)	PAID-IN-CAPITAL
Money Market	$49	$(49)	—
Limited Duration	1,095,993	(1,095,993)	—
Income Plus	3,117,400	(3,115,911)	$(1,489)
High Yield	82,614	7,068,318	(7,150,932)
Global Infrastructure	144,145	(144,145)	—
Income Builder	89,651	(87,954)	(1,697)
Global Dividend Growth	(232,998)	232,998	—
European Equity	(788,353)	788,353	—
Capital Opportunities	(128,383)	128,383	—
S&P 500 Index	(35,400)	35,400	—
Global Advantage	(3,888)	5,981	(2,093)
Aggressive Equity	132,079	15,609	(147,688)
Strategist	297,427	(297,427)	—

6. Purposes of and Risks Relating to Certain Financial Instruments

Certain Portfolios may enter into forward contracts for many purposes including, to facilitate settlement of foreign currency denominated Portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. Forward contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The respective Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these forward contracts from the potential inability of the counterparties to meet the terms of their contracts.

Certain Portfolios may purchase and sell interest rate and index futures ("futures contracts") and options to facilitate trading, increase or decrease the Portfolio's market exposure, seek higher investment returns, or to seek to protect against a decline in the value of the Portfolio's securities or an increase in prices of securities that may be purchased. These futures and option contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from potential inability of the counterparts to meet the terms of their contracts.

Certain Portfolios may enter into credit default swaps for hedging purposes to add leverage to their portfolio or to gain exposure to a credit in which the Portfolio may otherwise invest. Credit default swaps may involve greater risks than if a Portfolio had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Portfolio is a buyer and no credit event occurs, it will lose

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

the sum of the periodic payments. In addition, if the Portfolio is a seller and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Portfolio.

Certain Portfolios may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Portfolio expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Portfolio may also enter into these transactions to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

Certain Portfolios may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Certain Portfolios may invest in mortgage securities, including securities issued by Federal National Mortgage Assoc. ("FNMA") and Federal Home Loan Mortgage Corp. ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Portfolio's are not backed by subprime borrowers.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

On September 7, 2008, the Federal Housing Finance Agency ("FHFA") was appointed as conservator of FNMA and FHLMC. In addition, the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

At December 31, 2008, European Equity's investments in securities of issuers in the United Kingdom and Switzerland represented 37.9% and 20.3%, respectively, of the Portfolio's net assets. Global Dividend Growth's investments in securities of issuers in the United Kingdom represented 18.9% of the Portfolio's net assets. These

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these countries.

7. Fair Valuation Measurements

The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

		Fair Value Measurements at December 31, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money Market
Investments in Securities	$227,123,048	—	$227,123,048	—
Limited Duration
Investments in Securities	$80,226,902	$2,375,203	$77,851,699	—
Other Financial Instruments*	648,842	(469,669)	1,118,511	—
Total	$80,875,744	$1,905,534	$78,970,210	—
Income Plus
Investments in Securities	$254,292,969	$4,650,078	$249,632,888	$10,003
Other Financial Instruments*	5,280,787	(3,852,794)	9,133,581	—
Total	$259,573,756	$797,284	$258,766,469	$10,003
High Yield
Investments in Securities	$34,117,827	$7,226,747	$26,863,961	$27,119
Global Infrastructure
Investments in Securities	$108,042,985	$41,551,504	$66,491,481	—
Other Financial Instruments*	47,051	—	47,051	—
Total	$108,090,036	$41,551,504	$66,538,532	—
Income Builder
Investments in Securities	$31,563,440	$17,545,294	$14,018,146	—
Dividend Growth
Investments in Securities	$242,022,931	$242,022,931	—	—
Global Dividend Growth
Investments in Securities	$99,501,552	$33,386,526	$66,115,026	—
Other Financial Instruments*	(444,028)	—	(444,028)	—
Total	$99,057,524	$33,386,526	$65,670,998	—
European Equity
Investments in Securities	$77,534,063	$3,393,592	$74,140,471	—

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

		Fair Value Measurements at December 31, 2008 Using
	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Capital Opportunities
Investments in Securities	$185,963,961	$167,296,061	$18,667,900	—
S&P 500 Index
Investments in Securities	$113,933,568	$113,933,568	—	$0
Other Financial Instruments*	71,054	71,054	—	—
Total	$114,004,622	$114,004,622	—	$0
Global Advantage
Investments in Securities	$11,552,063	$5,923,321	$5,606,036	$22,706
Other Financial Instruments*	(775)	—	(775)	—
Total	$11,551,288	$5,923,321	$5,605,261	$22,706
Aggressive Equity
Investments in Securities	$22,593,742	$20,424,473	$2,169,269	—
Strategist
Investments in Securities	$193,538,478	$160,995,285	$32,429,130	$114,063
Other Financial Instruments*	1,219,283	243,363	975,920	—
Total	$194,757,761	$161,238,648	$33,405,050	$114,063

*  Other financial instruments include futures, forwards, options and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in Securities
	Income Plus	High Yield	Global Advantage	Strategist
Beginning Balance	—	$28,041	—	—
Net purchases (sales)	—	0	—	—
Transfers in and/or out	$33,761	—	$19,063	$119,310
Change in unrealized appreciation/depreciation	(23,758)	(922)	3,643	(5,247)
Realized gains (losses)	—	—	—	—
Ending Balance	$10,003	$27,119	$22,706	$114,063
Net change in unrealized appreciation/ depreciation from investments still held as of December 31, 2008	$(23,758)	—	$3,643	$(5,247)

S&P 500 Index held one level 3 security with a value of $0 for the entire period.

Morgan Stanley Variable Investment Series

Notes to Financial Statements ■ December 31, 2008 continued

8. Accounting Pronouncement

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund's financial statements has not yet been determined.

9. Guarantee Program for Money Market Funds

On September 29, 2008, the Trustees approved the participation by the Money Market Portfolio in the U.S. Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Under this Program, the U.S. Treasury will guarantee to investors that they will receive $1.00 for each money market fund share held as of close of business on September 19, 2008. Eligible funds must be regulated under Rule 2a-7 of the Act, must maintain a stable share price of $1.00 and must be publicly offered and registered with the Securities and Exchange Commission ("SEC"). To participate in the Program, eligible funds must pay a fee. While the Program protects the accounts of investors, each money market fund makes the decision to sign up for the Program. Investors cannot sign up for the Program individually. The Program was in effect for an initial three month term, expiring December 18, 2008. On November 24, 2008, the U.S. Treasury announced an extension of the Program through April 30, 2009. All money market funds that currently participate in the Program and meet the extension requirements are eligible to continue to participate for an additional fee. The Money Market Portfolio has applied to participate in the extension. The Program will continue to provide coverage to shareholders up to amounts that they held in participating money market funds as of the close of business on September 19, 2008. The Secretary of the Treasury has the option to extend the Program up to the close of business on September 18, 2009.

(This page has been left blank intentionally.)

Morgan Stanley Variable Investment Series

Financial Highlights

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS		DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
MONEY MARKET CLASS X SHARES
2004	$1.00	$0.009	—	$0.009	$(0.009	)(d)	—	$(0.009)
2005	1.00	0.030	—	0.030	(0.030)		—	(0.030)
2006	1.00	0.045	$0.005	0.050	(0.050)		—	(0.050)
2007	1.00	0.050	—	0.050	(0.050)		—	(0.050)
2008	1.00	0.020	—	0.020	(0.020)		—	(0.020)
CLASS Y SHARES
2004	1.00	0.006	—	0.006	(0.006	)(d)	—	(0.006)
2005	1.00	0.030	—	0.030	(0.030)		—	(0.030)
2006	1.00	0.043	(0.003)	0.040	(0.040)		—	(0.040)
2007	1.00	0.050	—	0.050	(0.050)		—	(0.050)
2008	1.00	0.020	—	0.020	(0.020)		—	(0.020)
LIMITED DURATION CLASS X SHARES
2004	10.01	0.28	(0.14)	0.14	(0.41)		—	(0.41)
2005	9.74	0.31	(0.13)	0.18	(0.38)		—	(0.38)
2006	9.54	0.40	0.00	0.40	(0.45)		—	(0.45)
2007	9.49	0.47	(0.19)	0.28	(0.50)		—	(0.50)
2008	9.27	0.36	(1.72)	(1.36)	(0.15)		—	(0.15)
CLASS Y SHARES
2004	10.00	0.25	(0.14)	0.11	(0.38)		—	(0.38)
2005	9.73	0.28	(0.14)	0.14	(0.35)		—	(0.35)
2006	9.52	0.37	0.01	0.38	(0.42)		—	(0.42)
2007	9.48	0.44	(0.19)	0.25	(0.47)		—	(0.47)
2008	9.26	0.34	(1.73)	(1.39)	(0.14)		—	(0.14)
INCOME PLUS CLASS X SHARES
2004	10.73	0.55	(0.01)	0.54	(0.59)		—	(0.59)
2005	10.68	0.51	(0.15)	0.36	(0.55)		—	(0.55)
2006	10.49	0.51	0.05	0.56	(0.54)		—	(0.54)
2007	10.51	0.53	0.08	0.61	(0.56)		—	(0.56)
2008	10.56	0.53	(1.46)	(0.93)	(0.18)		—	(0.18)

See Notes to Financial Statements

				RATIOS TO AVERAGE NET ASSETS(c)
YEAR ENDED DECEMBER 31,	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
MONEY MARKET CLASS X SHARES
2004	$1.00	0.87%	$178,600	0.53%		0.85%		N/A
2005	1.00	2.79	144,352	0.54		2.74		N/A
2006	1.00	4.61	132,690	0.55		4.53		N/A
2007	1.00	4.93 (g)	111,478	0.55		4.79		N/A
2008	1.00	2.45	115,415	0.57		2.40		N/A
CLASS Y SHARES
2004	1.00	0.62	89,917	0.78		0.60		N/A
2005	1.00	2.53	97,936	0.79		2.49		N/A
2006	1.00	4.35	102,296	0.80		4.28		N/A
2007	1.00	4.67 (g)	101,524	0.80		4.54		N/A
2008	1.00	2.19	112,113	0.82		2.15		N/A
LIMITED DURATION CLASS X SHARES
2004	9.74	1.42	52,784	0.49		2.77		128%
2005	9.54	1.87	42,872	0.45		3.17		56
2006	9.49	4.28	34,047	0.47		4.18		51
2007	9.27	2.95	26,214	0.47		4.95		49
2008	7.76	(14.91)	16,405	0.48	(j)	4.27	(j)	54
CLASS Y SHARES
2004	9.73	1.17	125,764	0.74		2.52		128
2005	9.52	1.51	126,020	0.70		2.92		56
2006	9.48	4.03	114,818	0.72		3.93		51
2007	9.26	2.80	101,066	0.72		4.70		49
2008	7.73	(15.22)	63,223	0.73	(j)	4.02	(j)	54
INCOME PLUS CLASS X SHARES
2004	10.68	5.23	296,246	0.54		5.18		28
2005	10.49	3.33	235,256	0.54		4.80		57
2006	10.51	5.69	183,594	0.56		4.95		38
2007	10.56	5.99	155,879	0.55		5.02		125
2008	9.45	(8.92)	109,833	0.55	(k)	5.34	(k)	55

Morgan Stanley Variable Investment Series

Financial Highlights continued

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
INCOME PLUS CLASS Y SHARES
2004	$10.71	$0.52	$0.01	$0.53	$(0.57)	—	$(0.57)
2005	10.67	0.48	(0.16)	0.32	(0.52)	—	(0.52)
2006	10.47	0.49	0.05	0.54	(0.52)	—	(0.52)
2007	10.49	0.50	0.08	0.58	(0.53)	—	(0.53)
2008	10.54	0.51	(1.45)	(0.94)	(0.18)	—	(0.18)
HIGH YIELD CLASS X SHARES
2004	1.18	0.09	0.02	0.11	(0.09)	—	(0.09)
2005	1.20	0.08	(0.06)	0.02	(0.08)	—	(0.08)
2006	1.14	0.08	0.02	0.10	(0.08)	—	(0.08)
2007	1.16	0.08	(0.03)	0.05	(0.08)	—	(0.08)
2008	1.13	0.07	(0.33)	(0.26)	(0.02)	—	(0.02)
CLASS Y SHARES
2004	1.18	0.09	0.02	0.11	(0.09)	—	(0.09)
2005	1.20	0.08	(0.06)	0.02	(0.08)	—	(0.08)
2006	1.14	0.08	0.02	0.10	(0.08)	—	(0.08)
2007	1.16	0.07	(0.03)	0.04	(0.07)	—	(0.07)
2008	1.13	0.07	(0.33)	(0.26)	(0.02)	—	(0.02)
GLOBAL INFRASTRUCTURE CLASS X SHARES
2004	12.53	0.34	2.21	2.55	(0.35)	—	(0.35)
2005	14.73	0.37	1.77	2.14	(0.37)	—	(0.37)
2006	16.50	0.36	2.95	3.31	(0.37)	—	(0.37)
2007	19.44	0.39	3.38	3.77	(0.39)	$(2.16)	(2.55)
2008	20.66	0.40	(6.21)	(5.81)	(0.11)	(3.44)	(3.55)
CLASS Y SHARES
2004	12.53	0.31	2.20	2.51	(0.32)	—	(0.32)
2005	14.72	0.33	1.77	2.10	(0.33)	—	(0.33)
2006	16.49	0.32	2.95	3.27	(0.33)	—	(0.33)
2007	19.43	0.34	3.38	3.72	(0.34)	(2.16)	(2.50)
2008	20.65	0.35	(6.20)	(5.85)	(0.09)	(3.44)	(3.53)

See Notes to Financial Statements

				RATIOS TO AVERAGE NET ASSETS(c)
YEAR ENDED DECEMBER 31,	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
INCOME PLUS CLASS Y SHARES
2004	$10.67	5.07%	$176,054	0.79%		4.93%		28%
2005	10.47	3.08	197,968	0.79		4.55		57
2006	10.49	5.34	210,681	0.81		4.70		38
2007	10.54	5.73	196,774	0.80		4.77		125
2008	9.42	(9.11)	135,850	0.80	(k)	5.09	(k)	55
HIGH YIELD CLASS X SHARES
2004	1.20	9.84	48,990	0.66		7.60		55
2005	1.14	2.18	35,226	0.87		6.81		48
2006	1.16	9.29	27,907	0.95		6.78		23
2007	1.13	4.17	21,625	1.18		6.48		26
2008	0.85	(23.13)	13,226	1.48	(k)	6.90	(k)	44
CLASS Y SHARES
2004	1.20	9.56	39,547	0.91		7.35		55
2005	1.14	1.92	35,551	1.12		6.56		48
2006	1.16	9.01	30,764	1.20		6.53		23
2007	1.13	3.90	24,433	1.43		6.23		26
2008	0.85	(23.20)	13,973	1.73	(k)	6.65	(k)	44
GLOBAL INFRASTRUCTURE CLASS X SHARES
2004	14.73	20.66	168,148	0.69		2.59		13
2005	16.50	14.62	154,413	0.70		2.31		29
2006	19.44	20.32	142,721	0.71		2.05		19
2007	20.66	20.34	133,507	0.70		1.90		8
2008	11.30	(33.27)	70,951	0.74	(k)	2.46	(k)	76
CLASS Y SHARES
2004	14.72	20.28	30,289	0.94		2.34		13
2005	16.49	14.35	33,068	0.95		2.06		29
2006	19.43	20.03	34,305	0.96		1.80		19
2007	20.65	20.04	31,780	0.95		1.65		8
2008	11.27	(33.45)	16,545	0.99	(k)	2.21	(k)	76

Morgan Stanley Variable Investment Series

Financial Highlights continued

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
INCOME BUILDER CLASS X SHARES
2004	$10.98	$0.34	$0.84	$1.18	$(0.42)	—	$(0.42)
2005	11.74	0.29	0.52	0.81	(0.33)	—	(0.33)
2006	12.22	0.33	1.38	1.71	(0.34)	—	(0.34)
2007	13.59	0.31	0.15	0.46	(0.38)	$(0.81)	(1.19)
2008	12.86	0.31	(3.33)	(3.02)	(0.09)	(1.79)	(1.88)
CLASS Y SHARES
2004	10.95	0.32	0.83	1.15	(0.39)	—	(0.39)
2005	11.71	0.26	0.53	0.79	(0.30)	—	(0.30)
2006	12.20	0.30	1.37	1.67	(0.31)	—	(0.31)
2007	13.56	0.28	0.14	0.42	(0.35)	(0.81)	(1.16)
2008	12.82	0.29	(3.32)	(3.03)	(0.08)	(1.79)	(1.87)
DIVIDEND GROWTH CLASS X SHARES
2004	13.57	0.22	0.92	1.14	(0.23)	—	(0.23)
2005	14.48	0.19	0.61	0.80	(0.19)	—	(0.19)
2006	15.09	0.21	1.45	1.66	(0.22)	—	(0.22)
2007	16.53	0.22	0.48	0.70	(0.22)	—	(0.22)
2008	17.01	0.25	(6.41)	(6.16)	(0.07)	—	(0.07)
CLASS Y SHARES
2004	13.55	0.19	0.92	1.11	(0.20)	—	(0.20)
2005	14.46	0.15	0.62	0.77	(0.16)	—	(0.16)
2006	15.07	0.17	1.45	1.62	(0.18)	—	(0.18)
2007	16.51	0.17	0.48	0.65	(0.18)	—	(0.18)
2008	16.98	0.21	(6.38)	(6.17)	(0.06)	—	(0.06)
GLOBAL DIVIDEND GROWTH CLASS X SHARES
2004	12.77	0.21	1.68	1.89	(0.20)	—	(0.20)
2005	14.46	0.27	0.63	0.90	(0.24)	—	(0.24)
2006	15.12	0.29	2.94	3.23	(0.33)	(0.21)	(0.54)
2007	17.81	0.31	1.01	1.32	(0.36)	(1.90)	(2.26)
2008	16.87	0.00	(5.94)	(5.94)	(0.40)	(2.79)	(3.19)

See Notes to Financial Statements

				RATIOS TO AVERAGE NET ASSETS(c)
YEAR ENDED DECEMBER 31,	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
INCOME BUILDER CLASS X SHARES
2004	$11.74	10.96%	$49,126	0.82%		3.07%		38%
2005	12.22	6.96	39,562	0.84		2.47		27
2006	13.59	14.21	35,195	0.83		2.61		19
2007	12.86	3.21	28,244	0.85		2.31		32
2008	7.96	(26.29)	16,164	0.90	(k)	2.95	(k)	35
CLASS Y SHARES
2004	11.71	10.72	48,493	1.07		2.82		38
2005	12.20	6.71	45,918	1.09		2.22		27
2006	13.56	13.96	45,371	1.08		2.36		19
2007	12.82	2.86	34,717	1.10		2.06		32
2008	7.92	(26.44)	15,517	1.15	(k)	2.70	(k)	35
DIVIDEND GROWTH CLASS X SHARES
2004	14.48	8.46	737,801	0.58		1.60		43
2005	15.09	5.61	582,259	0.57		1.30		38
2006	16.53	11.09	471,931	0.59		1.37		114
2007	17.01	4.22	368,737	0.58		1.27		48
2008	10.78	(36.35)	184,579	0.63	(k)	1.72	(k)	61
CLASS Y SHARES
2004	14.46	8.21	139,777	0.83		1.35		43
2005	15.07	5.35	143,577	0.82		1.05		38
2006	16.51	10.83	136,660	0.84		1.12		114
2007	16.98	3.90	116,271	0.83		1.02		48
2008	10.75	(36.46)	59,030	0.88	(k)	1.47	(k)	61
GLOBAL DIVIDEND GROWTH CLASS X SHARES
2004	14.46	14.93	213,836	0.81		1.58		21
2005	15.12	6.34	181,475	0.82		1.88		20
2006	17.81	21.94	165,864	0.83		1.80		24
2007	16.87	7.02	136,495	0.82		1.72		38
2008	7.74	(40.94)	62,333	0.86	(k)	3.04	(k)	88

Morgan Stanley Variable Investment Series

Financial Highlights continued

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
GLOBAL DIVIDEND GROWTH CLASS Y SHARES
2004	$12.68	$0.18	$1.66	$1.84	$(0.18)	—	$(0.18)
2005	14.34	0.23	0.64	0.87	(0.21)	—	(0.21)
2006	15.00	0.25	2.91	3.16	(0.29)	$(0.21)	(0.50)
2007	17.66	0.26	1.00	1.26	(0.32)	(1.90)	(2.22)
2008	16.70	0.00	(5.90)	(5.90)	(0.35)	(2.79)	(3.14)
EUROPEAN EQUITY CLASS X SHARES
2004	16.58	0.21	1.88	2.09	(0.20)	—	(0.20)
2005	18.47	0.30	1.28	1.58	(0.23)	—	(0.23)
2006	19.82	0.36	5.55	5.91	(0.39)	—	(0.39)
2007	25.34	0.47	3.48	3.95	(0.46)	—	(0.46)
2008	28.83	0.63	(11.31)	(10.68)	(0.61)	(4.22)	(4.83)
CLASS Y SHARES
2004	16.50	0.16	1.88	2.04	(0.17)	—	(0.17)
2005	18.37	0.25	1.26	1.51	(0.18)	—	(0.18)
2006	19.70	0.29	5.54	5.83	(0.34)	—	(0.34)
2007	25.19	0.40	3.46	3.86	(0.40)	—	(0.40)
2008	28.65	0.58	(11.25)	(10.67)	(0.52)	(4.22)	(4.74)
CAPITAL OPPORTUNITIES CLASS X SHARES
2004	21.75	0.09	2.33	2.42	(0.10)	—	(0.10)
2005	24.07	—	4.39	4.39	—	—	—
2006	28.46	0.02	1.15	1.17	—	—	—
2007	29.63	0.21	5.57	5.78	(0.18)	—	(0.18)
2008	35.23	0.03	(16.78)	(16.75)	(0.07)	—	(0.07)
CLASS Y SHARES
2004	21.72	0.05	2.31	2.36	(0.05)	—	(0.05)
2005	24.03	(0.06)	4.37	4.31	—	—	—
2006	28.34	(0.05)	1.14	1.09	—	—	—
2007	29.43	0.13	5.54	5.67	(0.04)	—	(0.04)
2008	35.06	(0.05)	(16.67)	(16.72)	(0.05)	—	(0.05)

See Notes to Financial Statements

				RATIOS TO AVERAGE NET ASSETS(c)
YEAR ENDED DECEMBER 31,	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
GLOBAL DIVIDEND GROWTH CLASS Y SHARES
2004	$14.34	14.65%	$67,522	1.05%		1.34%		21%
2005	15.00	6.17	71,123	1.07		1.63		20
2006	17.66	21.60	74,749	1.08		1.55		24
2007	16.70	6.77	65,364	1.07		1.47		38
2008	7.66	(41.09)	29,524	1.11	(k)	2.79	(k)	88
EUROPEAN EQUITY CLASS X SHARES
2004	18.47	12.74	178,683	1.04		1.24		103
2005	19.82	8.69	144,969	1.02	(h)	1.60	(h)	61
2006	25.34	30.21	142,000	1.00	(h)	1.59	(h)	62
2007	28.83	15.59	127,071	1.00	(h)	1.73	(h)	41
2008	13.32	(42.70)	57,734	1.00	(h)(k)	3.01	(h)(k)	15
CLASS Y SHARES
2004	18.37	12.48	42,333	1.29		0.99		103
2005	19.70	8.36	39,404	1.27	(h)	1.35	(h)	61
2006	25.19	29.88	45,637	1.25	(h)	1.34	(h)	62
2007	28.65	15.34	40,721	1.25	(h)	1.48	(h)	41
2008	13.24	(42.84)	17,845	1.25	(h)(k)	2.76	(h)(k)	15
CAPITAL OPPORTUNITIES CLASS X SHARES
2004	24.07	11.14	537,086	0.53		0.41		137
2005	28.46	18.16	485,662	0.53		0.02		72
2006	29.63	4.18	370,757	0.54		0.06		111
2007	35.23	19.54	331,243	0.54		0.66		55
2008	18.41	(47.62)	140,041	0.55	(j)	0.08	(j)	33
CLASS Y SHARES
2004	24.03	10.86	115,741	0.78		0.16		137
2005	28.34	17.89	123,803	0.78		(0.23)		72
2006	29.43	3.92	113,707	0.79		(0.19)		111
2007	35.06	19.24	107,710	0.79		0.41		55
2008	18.29	(47.75)	45,671	0.80	(j)	(0.17	)(j)	33

Morgan Stanley Variable Investment Series

Financial Highlights continued

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS	DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
S&P 500 INDEX CLASS X SHARES
2004	$10.17	$0.17	$0.90	$1.07	$(0.10)	—	$(0.10)
2005	11.14	0.18	0.33	0.51	(0.19)	—	(0.19)
2006	11.46	0.20	1.56	1.76	(0.20)	—	(0.20)
2007	13.02	0.23	0.45	0.68	(0.24)	—	(0.24)
2008	13.46	0.23	(5.14)	(4.91)	(0.28)	—	(0.28)
CLASS Y SHARES
2004	10.11	0.15	0.88	1.03	(0.08)	—	(0.08)
2005	11.06	0.15	0.33	0.48	(0.16)	—	(0.16)
2006	11.38	0.17	1.54	1.71	(0.17)	—	(0.17)
2007	12.92	0.20	0.46	0.65	(0.21)	—	(0.21)
2008	13.36	0.20	(5.11)	(4.91)	(0.24)	—	(0.24)
GLOBAL ADVANTAGE CLASS X SHARES
2004	7.30	0.06	0.85	0.91	(0.03)	—	(0.03)
2005	8.18	0.09	0.46	0.55	(0.02)	—	(0.02)
2006	8.71	0.07	1.53	1.60	(0.07)	—	(0.07)
2007	10.24	0.07	1.67	1.74	(0.10)	—	(0.10)
2008	11.88	0.07	(5.24)	(5.17)	(0.11)	—	(0.11)
CLASS Y SHARES
2004	7.27	0.04	0.85	0.89	(0.02)	—	(0.02)
2005	8.14	0.07	0.45	0.52	—	—	—
2006	8.66	0.05	1.53	1.58	(0.05)	—	(0.05)
2007	10.19	0.05	1.65	1.70	(0.08)	—	(0.08)
2008	11.81	0.04	(5.21)	(5.17)	(0.07)	—	(0.07)
AGGRESSIVE EQUITY CLASS X SHARES
2004	9.92	(0.02)	1.28	1.26	0.00 (e)	—	—
2005	11.18	(0.03)	2.62	2.59	—	—	—
2006	13.77	(0.04)	1.12	1.08	—	—	—
2007	14.85	0.06	2.86	2.92	—	—	—
2008	17.77	(0.04)	(8.63)	(8.67)	(0.03)	—	(0.03)

See Notes to Financial Statements

				RATIOS TO AVERAGE NET ASSETS(c)
YEAR ENDED DECEMBER 31,	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
S&P 500 INDEX CLASS X SHARES
2004	$11.14	10.59%	$130,944	0.33%		1.69%		4%
2005	11.46	4.64	103,899	0.28		1.59		5
2006	13.02	15.56	84,545	0.28		1.67		4
2007	13.46	5.23	66,275	0.27		1.71		3
2008	8.27	(37.07)	33,801	0.30	(k)	2.01	(k)	14
CLASS Y SHARES
2004	11.06	10.29	166,085	0.58		1.44		4
2005	11.38	4.43	172,544	0.53		1.34		5
2006	12.92	15.21	176,883	0.53		1.42		4
2007	13.36	5.00	152,984	0.52		1.46		3
2008	8.21	(37.27)	80,115	0.55	(k)	1.76	(k)	14
GLOBAL ADVANTAGE CLASS X SHARES
2004	8.18	12.54	23,620	0.84		0.79		111
2005	8.71	6.80	19,227	0.92		1.09		89
2006	10.24	18.55	17,141	0.94		0.76		96
2007	11.88	17.09	14,734	0.87		0.66		18
2008	6.60	(43.83)	6,531	1.05	(k)	0.71	(k)	34
CLASS Y SHARES
2004	8.14	12.29	11,032	1.09		0.54		111
2005	8.66	6.44	10,618	1.17		0.84		89
2006	10.19	18.35	10,767	1.19		0.51		96
2007	11.81	16.68	10,236	1.12		0.41		18
2008	6.57	(43.96)	4,526	1.30	(k)	0.46	(k)	34
AGGRESSIVE EQUITY CLASS X SHARES
2004	11.18	12.71	38,347	0.85		(0.16)		185
2005	13.77	23.17	37,130	0.86		(0.29)		85
2006	14.85	7.84	30,720	0.85		(0.27)		59
2007	17.77	19.66	26,035	0.87		0.34		56
2008	9.07	(48.86)	10,289	0.90	(k)	(0.29	)(k)	33

Morgan Stanley Variable Investment Series

Financial Highlights continued

YEAR ENDED DECEMBER 31,	NET ASSET VALUE BEGINNING OF PERIOD	NET INVESTMENT INCOME (LOSS)(a)	NET REALIZED AND UNREALIZED GAIN (LOSS)	TOTAL FROM INVESTMENT OPERATIONS	DIVIDENDS TO SHAREHOLDERS		DISTRIBUTIONS TO SHAREHOLDERS	TOTAL DIVIDENDS AND DISTRIBUTIONS
AGGRESSIVE EQUITY CLASS Y SHARES
2004	$9.86	$(0.04)	$1.27	$1.23	—		—	—
2005	11.09	(0.06)	2.58	2.52	—		—	—
2006	13.61	(0.07)	1.11	1.04	—		—	—
2007	14.65	0.02	2.82	2.84	—		—	—
2008	17.49	(0.08)	(8.49)	(8.57)	—		—	—
STRATEGIST CLASS X SHARES
2004	15.34	0.28	1.30	1.58	$(0.32	)(f)	—	$(0.32)
2005	16.60	0.30	0.96	1.26	(0.32)		$(1.49)	(1.81)
2006	16.05	0.41	1.86	2.27	(0.44)		(1.35)	(1.79)
2007	16.53	0.46	0.92	1.38	(0.46)		(1.90)	(2.36)
2008	15.55	0.30	(3.76)	(3.46)	(0.10)		(1.39)	(1.49)
CLASS Y SHARES
2004	15.32	0.24	1.30	1.54	(0.28	)(f)	—	(0.28)
2005	16.58	0.26	0.96	1.22	(0.28)		(1.49)	(1.77)
2006	16.03	0.37	1.86	2.23	(0.40)		(1.35)	(1.75)
2007	16.51	0.42	0.92	1.34	(0.42)		(1.90)	(2.32)
2008	15.53	0.27	(3.76)	(3.49)	(0.09)		(1.39)	(1.48)

(a)  The per share amounts were computed using an average number of shares outstanding during the period.

(b)  Calculated based on the net asset value as of the last business day of the period. Performance shown does not reflect fees and expenses imposed by your insurance company. If performance information included the effect of these additional charges, the total returns world be lower.

(c)  Reflects overall Portfolio ratios for investment income and non-class specific expenses.

(d)  Includes capital gain distribution of less than $0.001.

(e)  Distribution of investment income of $0.001.

(f)  Includes distributions from paid-in-capital of $0.002.

(g)  The Adviser fully reimbursed the portfolio for losses incurred resulting from the disposal of investments. Without this reimbursement, the total returns were 4.79% and 4.52% for Class X and Y, respectively. See Note 4.

(h)  If the Portfolio had borne all of its expenses that were reimbursed or waived by the Investment Advisor and Administrator, the annualized expense and net investment income ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME INCOME RATIO
	June 1 through December 31, 2005
Class X	1.06%	1.56%
Class Y	1.31	1.31

See Notes to Financial Statements

				RATIOS TO AVERAGE NET ASSETS(c)
YEAR ENDED DECEMBER 31,	NET ASSET VALUE END OF PERIOD	TOTAL RETURN(b)	NET ASSETS END OF PERIOD (000'S)	EXPENSES		NET INVESTMENT INCOME (LOSS)		PORTFOLIO TURNOVER RATE
AGGRESSIVE EQUITY CLASS Y SHARES
2004	$11.09	12.47%	$27,793	1.10%		(0.41)%		185%
2005	13.61	22.72	30,283	1.11		(0.54)		85
2006	14.65	7.64	32,039	1.10		(0.52)		59
2007	17.49	19.39	29,837	1.12		0.09		56
2008	8.92	(49.00)	12,272	1.15	(k)	(0.54	)(k)	33
STRATEGIST CLASS X SHARES
2004	16.60	10.37	345,215	0.53		1.79		55
2005	16.05	8.32	289,876	0.54		1.84		46
2006	16.53	15.01	258,164	0.55		2.53		36
2007	15.55	8.63	217,265	0.54		2.84		34
2008	10.60	(23.98)	134,668	0.54	(i)	2.28	(i)	52
CLASS Y SHARES
2004	16.58	10.12	99,165	0.78		1.54		55
2005	16.03	8.06	98,066	0.79		1.59		46
2006	16.51	14.75	101,878	0.80		2.28		36
2007	15.53	8.37	88,651	0.79		2.59		34
2008	10.56	(24.20)	53,046	0.79	(i)	2.03	(i)	52

(h)  Continued

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME INCOME RATIO
	December 31, 2006
Class X	1.07%	1.52%
Class Y	1.32	1.27
	December 31, 2007
Class X	1.04	1.69
Class Y	1.29	1.44
	December 31, 2008
Class X	1.08	2.93
Class Y	1.33	2.68

(i)  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of it net assets had an effect of 0.02%.

(j)  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of it net assets had an effect of 0.01%.

(k)  Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class during the period. As a result of such rebate, the expenses as a percentage of it net assets had an effect of less than 0.005%.

Morgan Stanley Variable Investment Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Variable Investment Series:

We have audited the accompanying statements of assets and liabilities of Morgan Stanley Variable Investment Series (the "Fund"), comprised of the Money Market Portfolio, Limited Duration Portfolio, Income Plus Portfolio, High Yield Portfolio, Global Infrastructure Portfolio, Income Builder Portfolio, Dividend Growth Portfolio, Global Dividend Growth Portfolio, European Equity Portfolio, Capital Opportunities Portfolio, S&P 500 Index Portfolio, Global Advantage Portfolio, Aggressive Equity Portfolio, and Strategist Portfolio (the "Portfolios"), including the portfolios of investments as of December 31, 2008, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios of Morgan Stanley Variable Investment Series as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 27, 2009

Morgan Stanley Variable Investment Series

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service

Morgan Stanley Variable Investment Series

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

preferences, through the use of "cookies." "Cookies" recognize your computer each time your return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Insurance, Valuation and Compliance Committee (since February 2007); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) through November 2008; retired as Admiral, U.S. Navy in January 2005 after serving over 8 years as Director of the Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004), Knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; Awarded the Officer de l'Orde National du Mérite by the French Government.	161	Director of the Armed Services YMCA of the USA; member, BP America External Advisory Council (energy); member, National Academy of Engineers.

Michael Bozic (68) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Insurance, Valuation and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	163	Director of various business organizations.

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (55) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	161	Director of various non-profit organizations.

Dr. Manuel H. Johnson (60) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	163	Director of NVR, Inc. (home construction); Director of Evergreen Energy.

Joseph J. Kearns (66) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	164	Director of Electro Rent Corporation (equipment leasing) and The Ford Family Foundation.

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (50) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	161	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Michael E. Nugent (72) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006); Director or Trustee of the Retail Funds (since July 1991) and Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006).	163	None.

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (61)† c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	161	Director of Temple-Inland Industries (packaging and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.

Fergus Reid (76) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and Institutional Funds (since June 1992).	164	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (61) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	162	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

  †  For the period September 28, 2008 through February 5, 2009 W. Allen Reed was an Interested Trustee. At all other times covered by this report, Mr. Reed was an Independent Trustee.

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Randy Takian (34) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President and Principal Executive Officer (since September 2008)	President and Principal Executive Officer (since September 2008) of funds in the Fund Complex; President and Chief Executive Officer of Morgan Stanley Services Company Inc. (since September 2008). President of the Investment Adviser (since July 2008). Head of the Retail and Intermediary business within Morgan Stanley Investment Management (since July 2008). Head of Liquidity and Bank Trust business (since July 2008) and the Latin American franchise (since July 2008) at Morgan Stanley Investment Management. Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly Head of Strategy and Product Development for the Alternatives Group and Senior Loan Investment Management. Formerly with Bank of America (July 1996-March 2006), most recently as Head of the Strategy, Mergers and Acquisitions team for Global Wealth and Investment Management.

Kevin Klingert (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since June 2008	Global Head, Chief Operating Officer and acting Chief Investment Officer of the Global Fixed Income Group of Morgan Stanley Investment Management Inc. and the Investment Adviser (since March 2008). Head of Global Liquidity Portfolio Management and co-Head of Liquidity Credit Research of Morgan Stanley Investment Management (since December 2007). Managing Director of Morgan Stanley Investment Management Inc. and the Investment Adviser (since December 2007). Previously, Managing Director on the Management Committee and head of Municipal Portfolio Management and Liquidity at BlackRock (October 1991 to January 2007).

Amy R. Doberman (46) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).

Carsten Otto (45) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Head of Compliance for Morgan Stanley Investment Management (since April 2007) and Chief Compliance Officer of the Retail Funds and Institutional Funds (since October 2004). Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.

Stefanie V. Chang Yu (42) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Morgan Stanley Variable Investment Series

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Francis J. Smith (43) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003).

Mary E. Mullin (41) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or Institutional Funds.

Morgan Stanley Variable Investment Series

Federal Tax Notice ■ December 31, 2008 (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by each applicable Portfolio during the taxable year ended December 31, 2008. For corporate shareholders, the following percentages of dividends paid by each Portfolio qualified for the dividends received deduction. Additionally, the following percentages of each Portfolio's dividends was attributable to qualifying U.S. Government obligations. (Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.)

FUND	DIVIDENDS RECEIVED DEDUCTION%	QUALIFYING U.S. GOVT. INCOME%
Aggressive Equity Portfolio	0.00%	0.00%
Capital Opportunities Portfolio	57.93%	0.00%
Dividend Growth Portfolio	100.00%	0.00%
European Equity Portfolio	0.00%	0.00%
Global Advantage Portfolio	44.38%	0.00%
Global Dividend Growth Portfolio	26.23%	0.00%
Global Infrastructure Portfolio	79.29%	0.00%
High Yield Portfolio	0.00%	0.00%
Income Builder Portfolio	52.90%	0.00%
Income Plus Portfolio	0.00%	1.45%
Limited Duration Portfolio	0.00%	1.86%
Money Market Portfolio	0.00%	0.25%
S&P 500 Index Portfolio	100.00%	0.00%
Strategist Portfolio	44.43%	4.21%

Each of the applicable Portfolios designated and paid the following amounts as a long-term capital gain distribution:

FUND	AMOUNT
European Equity Portfolio	$14,958,326
Global Dividend Growth Portfolio	26,895,525
Global Infrastructure Portfolio	23,386,105
Income Builder Portfolio	6,921,833
Strategist Portfolio	24,812,344

For Federal income tax purposes, the following information is furnished with respect to the earnings of each applicable Portfolio for the taxable year ended December 31, 2008. The European Equity Portfolio intends to pass through foreign tax credits of $138,432, and has derived net income from sources within foreign countries amounting to $1,417,334. The Global Advantage Portfolio intends to pass through foreign tax credits of $21,687, and has derived net income from sources within foreign countries amounting to $104,151. The Global Dividend Growth Portfolio intends to pass through foreign tax credits of $123,051, and has derived net income from sources within foreign countries amounting to $2,173,893.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman	Joseph J. Kearns

Michael Bozic	Michael F. Klein

Kathleen A. Dennis	Michael E. Nugent

James F. Higgins	W. Allen Reed

Dr. Manuel H. Johnson	Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and
Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent	Independent Registered Public Accounting Firm
Morgan Stanley Trust Harborside Financial Center, Plaza Two Jersey City, New Jersey 07311	Deloitte & Touche LLP Two World Financial Center New York, New York 10281

Legal Counsel	Counsel to the Independent Trustees
Clifford Chance US LLP 31 West 52nd Street New York, New York 10019	Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036

Investment Adviser	Sub-Adviser (Global Dividend Growth, European Equity and Global Infrastructure)
Morgan Stanley Investment Advisors Inc. 522 Fifth Avenue New York, New York 10036	Morgan Stanley Investment Management Limited 25 Cabot Square, Canary Wharf London, E14 4QA, England

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA

VARINANN
IU09-00919P-Y12/08

#40113A

Item 2.  Code of Ethics.

(a)                                  The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                  The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                  Not applicable.

(3)                                  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2008

	Registrant		Covered Entities(1)
Audit Fees	$436,372		N/A

Non-Audit Fees
Audit-Related Fees		$(2)	$6,418,000	(2)
Tax Fees	$69,310	(3)	$881,000	(4)
All Other Fees	$		$
Total Non-Audit Fees	$69,310		$7,299,000

Total	$505,682		$7,299,000

2007

	Registrant		Covered Entities(1)
Audit Fees	$371,200		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$6,121,000	(2)
Tax Fees	$60,564	(3)	$964,000	(4)
All Other Fees	$			$(5)
Total Non-Audit Fees	$60,564		$7,085,000

Total	$431,764		$7,085,000

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)

This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009